FIDELITY
BALANCED
FUND

SEMIANNUAL REPORT
JANUARY 31, 1999

(fidelity_logo_graphic)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The managers' review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  30  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 34  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After the first month of 1999, U.S. stock markets seem to have maintained their momentum from 1998, as the S&P 500, the Dow and NASDAQ all reached record highs in January. The technology sector, and Internet stocks in particular, were the main contributors. In the bond markets, domestic securities continued to trade at historically low yields, while positive economic news helped credit-sensitive sectors outperform Treasury bonds.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY BALANCED                11.83%         22.60%       77.28%        242.39%

Fidelity Balanced Composite      11.55%         22.91%       122.69%       308.14%

 S&P 500 (registered trademark)  15.02%         32.49%       196.12%       462.78%

 LB Aggregate Bond               5.10%          8.08%        41.16%        140.67%

Balanced Funds Average           7.39%          14.62%       90.24%        231.93%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Balanced Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 437 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY BALANCED               22.60%       12.13%        13.10%

Fidelity Balanced Composite     22.91%       17.36%        15.10%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             Balanced                    FID Balanced Composite
S&P 500                     LB Aggregate Bond
             00304                       F0021
SP001                       LB001
  1989/01/31      10000.00                    10000.00
   10000.00                    10000.00
  1989/02/28       9926.67                     9821.80
    9751.00                     9928.00
  1989/03/31      10036.79                     9976.00
    9978.20                     9970.69
  1989/04/30      10362.06                    10370.05
   10496.07                    10179.08
  1989/05/31      10594.39                    10731.14
   10921.16                    10446.79
  1989/06/30      10752.62                    10824.93
   10858.91                    10764.37
  1989/07/31      11176.32                    11503.65
   11839.47                    10993.65
  1989/08/31      11242.23                    11570.83
   12071.52                    10830.94
  1989/09/30      11251.05                    11565.97
   12022.03                    10886.18
  1989/10/31      11289.19                    11518.79
   11743.12                    11153.98
  1989/11/30      11460.82                    11703.55
   11982.68                    11259.95
  1989/12/31      11575.88                    11884.72
   12270.26                    11290.35
  1990/01/31      11148.28                    11349.67
   11446.92                    11155.99
  1990/02/28      11229.73                    11452.04
   11594.59                    11191.69
  1990/03/31      11321.36                    11637.34
   11901.85                    11199.53
  1990/04/30      11166.55                    11419.95
   11604.30                    11096.49
  1990/05/31      11538.08                    12223.23
   12735.72                    11424.95
  1990/06/30      11589.40                    12252.08
   12649.12                    11608.89
  1990/07/31      11620.78                    12296.18
   12608.64                    11769.09
  1990/08/31      11129.17                    11563.33
   11468.82                    11611.38
  1990/09/30      10947.36                    11263.84
   10910.29                    11707.76
  1990/10/31      10894.32                    11292.00
   10863.37                    11856.45
  1990/11/30      11276.20                    11826.79
   11565.15                    12111.36
  1990/12/31      11522.04                    12098.57
   11887.81                    12300.30
  1991/01/31      11998.96                    12475.08
   12406.12                    12452.82
  1991/02/28      12540.92                    13052.67
   13293.16                    12558.67
  1991/03/31      12780.79                    13278.22
   13614.86                    12645.33
  1991/04/30      12989.41                    13354.71
   13647.53                    12781.90
  1991/05/31      13406.65                    13731.84
   14237.10                    12856.03
  1991/06/30      13162.89                    13351.75
   13585.05                    12849.60
  1991/07/31      13507.53                    13799.30
   14218.11                    13028.21
  1991/08/31      13818.82                    14114.75
   14555.08                    13309.62
  1991/09/30      13936.42                    14087.93
   14312.01                    13579.81
  1991/10/31      14248.17                    14263.75
   14503.79                    13730.54
  1991/11/30      13994.16                    13971.34
   13919.29                    13856.86
  1991/12/31      14607.81                    15096.31
   15511.65                    14268.41
  1992/01/31      14607.81                    14845.71
   15223.14                    14074.36
  1992/02/29      14820.72                    15000.11
   15421.04                    14165.85
  1992/03/31      14726.24                    14791.01
   15120.33                    14086.52
  1992/04/30      14905.83                    15094.52
   15564.86                    14187.94
  1992/05/31      15181.20                    15253.01
   15641.13                    14456.09
  1992/06/30      15133.59                    15200.85
   15408.08                    14655.59
  1992/07/31      15497.09                    15697.91
   16038.27                    14954.56
  1992/08/31      15581.91                    15568.25
   15709.48                    15105.60
  1992/09/30      15689.71                    15752.58
   15894.86                    15285.36
  1992/10/31      15614.52                    15701.85
   15950.49                    15082.06
  1992/11/30      15652.11                    16024.37
   16494.40                    15085.08
  1992/12/31      15768.48                    16244.54
   16697.28                    15324.93
  1993/01/31      16114.90                    16451.18
   16837.54                    15619.17
  1993/02/28      16551.13                    16700.58
   17066.53                    15892.51
  1993/03/31      17078.95                    16940.06
   17426.63                    15959.25
  1993/04/30      17624.02                    16741.52
   17004.91                    16070.97
  1993/05/31      17909.54                    17019.43
   17460.64                    16091.86
  1993/06/30      17923.66                    17172.27
   17511.28                    16383.12
  1993/07/31      18159.84                    17170.21
   17441.23                    16476.51
  1993/08/31      18750.30                    17680.85
   18102.25                    16764.85
  1993/09/30      18569.74                    17618.26
   17962.87                    16810.11
  1993/10/31      18720.94                    17863.15
   18334.70                    16872.31
  1993/11/30      18391.05                    17700.60
   18160.52                    16728.89
  1993/12/31      18808.23                    17867.34
   18380.26                    16819.23
  1994/01/31      19313.90                    18328.31
   19005.19                    17046.29
  1994/02/28      18976.79                    17902.73
   18490.15                    16749.68
  1994/03/31      18197.91                    17257.52
   17683.98                    16335.97
  1994/04/30      18041.89                    17334.83
   17910.33                    16205.28
  1994/05/31      18070.26                    17504.71
   18204.06                    16203.66
  1994/06/30      17883.86                    17231.99
   17758.06                    16168.01
  1994/07/31      18226.68                    17708.28
   18340.53                    16489.75
  1994/08/31      18398.09                    18152.40
   19092.49                    16509.54
  1994/09/30      18268.73                    17778.83
   18624.72                    16266.85
  1994/10/31      18052.96                    18012.44
   19043.78                    16252.21
  1994/11/30      17794.03                    17602.98
   18350.20                    16216.46
  1994/12/31      17808.73                    17808.20
   18622.34                    16328.35
  1995/01/31      17808.73                    18226.30
   19105.22                    16651.65
  1995/02/28      18199.97                    18825.98
   19849.75                    17047.96
  1995/03/31      18506.08                    19205.25
   20435.51                    17151.95
  1995/04/30      18696.26                    19652.16
   21037.34                    17392.08
  1995/05/31      19047.36                    20427.67
   21878.20                    18065.15
  1995/06/30      19255.25                    20772.04
   22386.43                    18197.03
  1995/07/31      19536.46                    21167.04
   23128.76                    18157.00
  1995/08/31      19580.86                    21301.37
   23186.82                    18376.70
  1995/09/30      19757.62                    21923.37
   24165.30                    18554.95
  1995/10/31      19578.01                    21990.41
   24079.03                    18796.16
  1995/11/30      20131.82                    22701.58
   25136.10                    19078.11
  1995/12/31      20462.79                    23091.04
   25620.22                    19345.20
  1996/01/31      20644.41                    23623.62
   26492.33                    19472.88
  1996/02/29      20266.03                    23590.59
   26737.92                    19134.05
  1996/03/31      20102.70                    23660.84
   26995.40                    19000.11
  1996/04/30      20163.94                    23817.10
   27393.32                    18893.71
  1996/05/31      20301.74                    24166.59
   28099.79                    18855.92
  1996/06/30      20455.89                    24351.37
   28206.85                    19108.59
  1996/07/31      19975.85                    23732.16
   26960.67                    19160.19
  1996/08/31      20208.13                    24016.33
   27529.27                    19127.61
  1996/09/30      20865.14                    24994.47
   29078.62                    19460.44
  1996/10/31      21538.71                    25630.03
   29880.61                    19892.46
  1996/11/30      22588.24                    26967.76
   32139.28                    20232.62
  1996/12/31      22373.68                    26546.90
   31502.60                    20044.45
  1997/01/31      23009.29                    27575.01
   33470.89                    20106.59
  1997/02/28      23247.65                    27732.30
   33733.30                    20156.86
  1997/03/31      22649.83                    26925.46
   32347.20                    19933.12
  1997/04/30      23211.66                    28051.48
   34278.32                    20232.11
  1997/05/31      24367.43                    29182.74
   36365.19                    20424.32
  1997/06/30      25207.37                    30106.08
   37994.35                    20667.37
  1997/07/31      26731.16                    31868.55
   41017.56                    21225.39
  1997/08/31      25936.84                    30689.03
   38719.76                    21044.97
  1997/09/30      27177.61                    31879.21
   40840.44                    21356.44
  1997/10/31      26628.22                    31425.25
   39476.37                    21666.11
  1997/11/30      27108.93                    32355.88
   41303.73                    21765.77
  1997/12/31      27619.69                    32819.93
   42012.91                    21985.60
  1998/01/31      27927.18                    33205.76
   42477.58                    22267.02
  1998/02/28      29048.60                    34632.01
   45541.06                    22249.21
  1998/03/31      30105.11                    35743.22
   47873.22                    22324.85
  1998/04/30      30305.81                    36033.31
   48354.82                    22440.94
  1998/05/31      30232.82                    35798.59
   47523.60                    22654.13
  1998/06/30      30800.81                    36792.79
   49454.01                    22846.69
  1998/07/31      30617.04                    36588.59
   48927.32                    22894.67
  1998/08/31      27860.40                    33653.16
   41853.41                    23267.85
  1998/09/30      29454.41                    35261.64
   44534.54                    23812.32
  1998/10/31      30759.48                    36907.80
   48156.98                    23686.12
  1998/11/30      31924.00                    38334.14
   51075.78                    23821.13
  1998/12/31      33203.72                    39705.43
   54018.76                    23892.59
  1999/01/29      34238.80                    40814.48
   56277.83                    24067.00
IMATRL PRASUN   SHR__CHT 19990131 19990303 083214 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Balanced Fund on January 31, 1989. As the chart shows, by January 31, 1999, the value of the investment would have grown to $34,239 - a 242.39% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's Index would have grown to $56,278 - a 462.78% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $24,067 - a 140.67% increase. You can also look at how the Fidelity Balanced Composite index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $40,814 - a 308.14% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP

Extreme volatility was no stranger
to the U.S. stock and bond markets
during the six-month period ending
January 31, 1999. In contrast, the
U.S. economy was relatively tranquil,
as the trend of low inflation, low
unemployment and low interest
rates continued. The international
scene was another story. Economic
uncertainty abroad, particularly in
Asia and Russia, plagued the U.S.
stock markets. Then, when Russia
announced a one-two punch of
loan defaults and currency
devaluation, equity investors'
confidence hit the mat. Investors
fled the equity markets in droves,
searching for safer, less volatile
havens - particularly U.S.
Treasuries. After the near-collapse of
a major U.S. hedge fund, the U.S.
Federal Reserve Board waded in
with three cuts in key interest rates,
which boosted equity market
confidence and restored some
measure of liquidity to the
fixed-income markets. Despite some
instances of profit-taking in
technology issues and concerns
over Brazil's currency devaluation
in the first month of 1999, the
Standard and Poor's 500 Index,
Dow Jones Industrial Average and
NASDAQ all reached record highs
in January. Overall, the S&P 500(registered trademark) index- a popular measure of U.S.
stock market performance -
returned 15.02% for the six-month
period. Meanwhile, the Lehman
Brothers Aggregate Bond Index -
a broad measure of the U.S.
taxable investment-grade bond
market - returned 5.10%.

(photograph of Kevin Grant)
(photograph of Stephen DuFour)

An interview with Stephen DuFour (right), Lead Portfolio Manager of Fidelity Balanced Fund, and
Kevin Grant, Co-Manager for
fixed-income investments

Q. HOW DID THE FUND PERFORM, STEVE?

S.D. The fund did well. For the six and 12 months that ended January 31, 1999, the fund returned 11.83% and 22.60%, respectively. Since the fund is made up of stocks and bonds, its performance typically falls between that of its two benchmark indexes, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. That held true once again, as the returns for the S&P 500 over the same six- and 12-month periods were 15.02% and 32.49%, respectively, while the Lehman Brothers index returned 5.10% and 8.08%, respectively. Furthermore, the fund's performance compared favorably to that of its peers in the balanced funds average monitored by Lipper Inc. For the six- and 12-month periods in question, the Lipper average returned 7.39% and 14.62%, respectively.

Q. WHY DID THE FUND OUTPERFORM THE LIPPER AVERAGE BY SUCH A WIDE
MARGIN?

S.D. There were several contributing factors. The fund's allocations to financial services stocks helped, both by underweighting them relative to our peers during the third-quarter downturn in stocks and by overweighting them during the recovery that followed in the fourth quarter. In addition, a number of the fund's media and technology holdings performed exceedingly well during the period. On the fixed-income side, the fund was helped by overweighting high-grade corporate securities relative to its peers, and by avoiding the issues of companies with exposure to emerging markets.

Q. WHICH STOCKS PERFORMED WELL DURING THE PERIOD, AND WHICH FAILED TO MEET YOUR EXPECTATIONS?

S.D. Time Warner was one of the fund's strongest performers. The company benefited from its strong position as a likely beneficiary of the ongoing shift to cable as the platform of choice for video, data and voice communications. Recent accomplishments for Time Warner include a lucrative deal to sell telephone rights on its cable network to AT&T. Another holding that did well was Unisys, which continued to prosper under its new CEO, Larry Weinbach. Weinbach has successfully focused the company's efforts on providing high-end computer services. Chase Manhattan also performed well. The stock had been beaten down during the third-quarter market decline, as investors avoided the shares of large money-center banks because of their international exposure. However, Chase Manhattan's risk control procedures helped the company to post higher fourth-quarter earnings, thereby surpassing investors' expectations. On the negative side, Banc One underperformed when the revenue growth and cost savings investors expected from the company's merger with First Chicago failed to materialize. As of the end of the period, the fund no longer owned Banc One shares.

Q. TURNING TO YOU, KEVIN, HOW DID THE FUND'S BOND HOLDINGS FARE DURING
THE PERIOD?

K.G. Russia's actions forced some funds to liquidate large positions in corporate and mortgage securities, while investors flocked to U.S. Treasury securities because of their reputation for safety. As a result, the spread - that is, the difference in yield - between Treasuries and other fixed-income securities widened dramatically, as Treasury bond yields dropped to levels not seen in more than 30 years. While some of the fund's holdings were hurt by this turn of events, it also presented an opportunity to upgrade holdings in the corporate and mortgage-backed sectors. When the fixed-income markets settled down in the second half of the period, many of those purchases did quite well, handily outperforming Treasuries. Barring further negative surprises from the emerging markets, spreads for corporate and mortgage issues could continue to narrow during the rest of 1999, which would be good news for the fund's investors.

Q. WHAT'S YOUR OUTLOOK, STEVE?

S.D. In spite of sluggish economies in many parts of the world, growth in the United States continues to chug along at a healthy pace. Even parts of Asia are showing some signs of recovery. As a result, many economists speculate that the next move by the Fed will be to raise interest rates as a means of heading off inflationary pressures. Regardless of how the economic scenario unfolds, however, the fund will continue its disciplined search for stocks that represent good value in the marketplace.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high income with
preservation of capital by
investing in a broadly
diversified portfolio of
high-yielding equity and debt
securities

FUND NUMBER: 304

TRADING SYMBOL: FBALX

START DATE: November 6, 1986

SIZE: as of January 31,
1999, more than $5.4
billion

MANAGERS: Stephen DuFour,
since 1997; manager,
Fidelity Convertible Securities
Fund, January 1997-July
1997; various Fidelity Select
Portfolios, 1993-1997;
joined Fidelity in 1992;
Kevin Grant, since 1997;
joined Fidelity in 1993

STEVE DUFOUR ON HIS
APPROACH TO BUYING
UNDERVALUED STOCKS:

"I look for stocks that investors
have abandoned for the wrong
reasons. Sometimes a stock
declines because of a general
market panic like the one that
occurred last fall. Times like that
are great for a value investor like
me. When indiscriminate selling
takes good stocks down with bad
ones, I'm waiting with open arms
to scoop up the bargains.

"At other times, I find value when
the basic business prospects for
an industry improve and market
participants fail to notice. For
example, I believe the energy
sector offers good value now.
Many world economies are
strengthening, indicating the
likelihood of higher demand for
energy products in the near
future. Furthermore, production
is dropping as marginal producers
cut back or go out of business
because of weak prices. More
demand and less supply should
lead to stronger energy prices and
higher profits for many companies
in the energy sector.

"Often the value catalyst is
company-specific. A new CEO, an
exciting product or technology in
the pipeline - there are many
factors to consider. Nevertheless,
all of the fund's equity holdings
share one common characteristic:
a mismatch between the current
public perception of their
prospects and the more favorable
prospects I see based on my
analysis of the companies, their
industries and, to some extent,
general market conditions."


INVESTMENT CHANGES





TOP FIVE STOCKS AS OF JANUARY
31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Time Warner, Inc.               4.3                      2.2

Chase Manhattan Corp.           3.6                      1.2

MCI WorldCom, Inc.              3.4                      2.5

Unisys Corp.                    3.1                      2.8

Fannie Mae                      2.7                      2.1

TOP FIVE BOND ISSUERS AS OF
JANUARY 31, 1999

(WITH MATURITIES MORE THAN     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
ONE YEAR)                                               THESE BOND ISSUERS 6 MONTHS
                                                        AGO

Fannie Mae                      10.4                     11.6

U.S. Treasury Obligations       4.0                      6.4

Government National Mortgage    2.3                      2.8
Association

MCI WorldCom, Inc.              0.6                      0.6

TCI Communications, Inc.        0.6                      0.7

TOP FIVE MARKET SECTORS AS OF
JANUARY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

FINANCE                         20.9                     24.8

UTILITIES                       10.1                     9.9

MEDIA & LEISURE                 9.7                      6.3

TECHNOLOGY                      9.0                      6.8

ENERGY                          5.0                      5.6


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999 *
Stocks  64.2%
Bonds 33.5%
Convertible
securities 0.3%
Short-term
investments 2.0%
*FOREIGN
INVESTMENTS 3.8%
Row: 1, Col: 1, Value: 63.4
Row: 1, Col: 2, Value: 33.5
Row: 1, Col: 3, Value: 0.3
Row: 1, Col: 4, Value: 2.0

AS OF JULY 31, 1998 **
Stocks  54.4%
Bonds 39.8%
Convertible
securities 0.9%
Short-term
investments 4.9%
**FOREIGN
INVESTMENTS 4.0%
Row: 1, Col: 1, Value: 53.4
Row: 1, Col: 2, Value: 39.8
Row: 1, Col: 3, Value: 1.9
Row: 1, Col: 4, Value: 4.9




INVESTMENTS JANUARY 31, 1999 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 64.2%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.7%

AEROSPACE & DEFENSE - 0.5%

Textron, Inc.                     364,700                $ 27,147

DEFENSE ELECTRONICS - 0.2%

Raytheon Co. Class B              189,000                 10,572

TOTAL AEROSPACE & DEFENSE                                 37,719

BASIC INDUSTRIES - 1.6%

CHEMICALS & PLASTICS - 0.7%

Crompton & Knowles Corp.          619,200                 11,300

du Pont (E.I.) de Nemours &       332,000                 16,994
Co.

Ferro Corp.                       34,400                  753

Great Lakes Chemical Corp.        91,300                  3,458

Praxair, Inc.                     181,400                 5,861

                                                          38,366

IRON & STEEL - 0.2%

Nucor Corp.                       198,400                 9,722

METALS & MINING - 0.5%

Alcoa, Inc.                       323,600                 27,061

PAPER & FOREST PRODUCTS - 0.2%

Fort James Corp.                  383,300                 13,751

TOTAL BASIC INDUSTRIES                                    88,900

CONSTRUCTION & REAL ESTATE -
0.4%

BUILDING MATERIALS - 0.4%

Owens-Corning                     455,600                 16,288

Sherwin-Williams Co.              134,800                 3,454

                                                          19,742

DURABLES - 4.2%

AUTOS, TIRES, & ACCESSORIES -
3.3%

Danaher Corp.                     96,000                  5,136

Eaton Corp.                       254,900                 17,747

Federal-Mogul Corp.               42,500                  2,518

Ford Motor Co.                    624,600                 38,374

General Motors Corp.              189,900                 17,044

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Lear Corp. (a)                    103,900                $ 4,091

Navistar International Corp.      2,909,000               99,088
(a)

                                                          183,998

CONSUMER DURABLES - 0.2%

Minnesota Mining &                118,100                 9,168
Manufacturing Co.

TEXTILES & APPAREL - 0.7%

Jones Apparel Group, Inc. (a)     94,800                  2,963

Nautica Enterprises, Inc. (a)     165,300                 2,603

NIKE, Inc. Class B                385,100                 17,618

Polo Ralph Lauren Corp. Class     189,200                 4,706
A (a)

Shaw Industries, Inc.             238,900                 5,062

Unifi, Inc.                       339,300                 5,662

                                                          38,614

TOTAL DURABLES                                            231,780

ENERGY - 4.7%

ENERGY SERVICES - 0.8%

Halliburton Co.                   552,800                 16,411

Schlumberger Ltd.                 562,200                 26,775

                                                          43,186

OIL & GAS - 3.9%

Anadarko Petroleum Corp.          306,500                 8,295

BP Amoco PLC sponsored ADR        365,638                 29,662

Exxon Corp.                       1,207,700               85,067

Mobil Corp.                       539,900                 47,342

Tosco Corp.                       665,300                 14,470

Weatherford International,        1,556,800               27,439
Inc. (a)

                                                          212,275

TOTAL ENERGY                                              255,461

FINANCE - 15.4%

BANKS - 5.6%

Bank of New York Co., Inc.        1,012,600               35,947

BankAmerica Corp.                 1,004,100               67,149

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Chase Manhattan Corp.             2,546,500              $ 195,921

Mellon Bank Corp.                 104,000                 6,968

                                                          305,985

CREDIT & OTHER FINANCE - 2.6%

Associates First Capital          455,000                 18,456
Corp. Class A

Citigroup, Inc.                   1,156,200               64,819

Equitable Companies (The),        334,900                 23,359
Inc.

Fleet Financial Group, Inc.       322,000                 14,269

Household International, Inc.     309,200                 13,585

MBNA Corp.                        370,900                 10,362

                                                          144,850

FEDERAL SPONSORED CREDIT - 3.6%

Fannie Mae                        2,052,500               149,576

Freddie Mac                       746,500                 46,283

                                                          195,859

INSURANCE - 2.0%

Allmerica Financial Corp.         543,000                 29,288

Ambac Financial Group, Inc.       30,000                  1,794

American Bankers Insurance        134,400                 6,182
Group, Inc.

American International Group,     379,950                 39,111
Inc.

Hartford Financial Services       642,600                 33,375
Group, Inc.

                                                          109,750

SAVINGS & LOANS - 0.0%

Washington Mutual, Inc.           23,600                  991

SECURITIES INDUSTRY - 1.6%

Dain Rauscher Corp.               14,200                  438

Franklin Resources, Inc.          141,800                 4,750

Lehman Brothers Holdings,         402,500                 22,012
Inc.

Merrill Lynch & Co., Inc.         195,000                 14,820

Morgan Stanley, Dean Witter &     290,900                 25,254
Co.

Price (T. Rowe) Associates,       330,100                 12,069
Inc.

Schwab (Charles) Corp.            89,250                  6,275

                                                          85,618

TOTAL FINANCE                                             843,053

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

HEALTH - 4.5%

DRUGS & PHARMACEUTICALS - 3.7%

Biomatrix, Inc. (a)               280,700                $ 16,947

Bristol-Myers Squibb Co.          151,200                 19,382

Lilly (Eli) & Co.                 455,700                 42,693

Merck & Co., Inc.                 156,000                 22,893

Millennium Pharmaceuticals,       23,600                  896
Inc. (a)

Pharmacia & Upjohn, Inc.          318,100                 18,291

Schering-Plough Corp.             227,000                 12,372

Warner-Lambert Co.                981,200                 70,830

                                                          204,304

MEDICAL EQUIPMENT & SUPPLIES
- 0.8%

Baxter International, Inc.        85,000                  6,030

Becton, Dickinson & Co.           317,300                 11,343

Boston Scientific Corp. (a)       123,300                 3,013

Guidant Corp.                     104,000                 6,130

Medtronic, Inc.                   80,400                  6,407

Millipore Corp.                   362,100                 11,067

                                                          43,990

TOTAL HEALTH                                              248,294

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.2%

ELECTRICAL EQUIPMENT - 0.9%

Anixter International, Inc.       216,400                 3,503
(a)

General Electric Co.              306,200                 32,113

Honeywell, Inc.                   165,400                 10,782

                                                          46,398

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Caterpillar, Inc.                 108,700                 4,708

Ingersoll-Rand Co.                275,500                 13,086

                                                          17,794

TOTAL INDUSTRIAL MACHINERY &                              64,192
EQUIPMENT

MEDIA & LEISURE - 8.0%

BROADCASTING - 6.8%

CBS Corp.                         660,500                 22,457

Infinity Broadcasting Corp.       82,300                  2,279
Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

MediaOne Group, Inc.              2,003,000              $ 112,293

Time Warner, Inc.                 3,723,659               232,729

                                                          369,758

ENTERTAINMENT - 0.1%

News Corp. Ltd. ADR               174,900                 5,160

LODGING & GAMING - 0.1%

Promus Hotel Corp. (a)            97,700                  2,919

PUBLISHING - 1.0%

Belo (A.H.) Corp. Class A         295,400                 5,557

Gannet, Inc.                      123,000                 8,095

Meredith Corp.                    888,800                 33,108

Washington Post Co. Class B       17,700                  10,071

                                                          56,831

RESTAURANTS - 0.0%

Marriott International, Inc.      50,000                  1,756
Class A

TOTAL MEDIA & LEISURE                                     436,424

NONDURABLES - 1.7%

BEVERAGES - 0.3%

PepsiCo, Inc.                     283,500                 11,074

Seagram Co. Ltd.                  114,800                 5,470

                                                          16,544

FOODS - 0.4%

Nabisco Holdings Corp. Class A    36,900                  1,552

Quaker Oats Co.                   369,700                 20,565

                                                          22,117

HOUSEHOLD PRODUCTS - 0.4%

Gillette Co.                      122,200                 7,179

Procter & Gamble Co.              151,100                 13,731

                                                          20,910

TOBACCO - 0.6%

Philip Morris Companies, Inc.     703,200                 33,050

TOTAL NONDURABLES                                         92,621

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

PRECIOUS METALS - 0.0%

Newmont Mining Corp.              142,400                $ 2,519

RETAIL & WHOLESALE - 1.6%

APPAREL STORES - 0.2%

TJX Companies, Inc.               331,100                 9,788

GENERAL MERCHANDISE STORES -
1.3%

Consolidated Stores Corp. (a)     836,600                 13,961

Dayton Hudson Corp.               376,300                 23,989

Dollar General Corp.              699,500                 17,444

Nordstrom, Inc.                   415,800                 17,308

                                                          72,702

GROCERY STORES - 0.1%

Great Atlantic & Pacific Tea,     94,500                  3,154
Inc.

TOTAL RETAIL & WHOLESALE                                  85,644

SERVICES - 1.0%

ADVERTISING - 1.0%

Interpublic Group of              275,400                 21,791
Companies, Inc.

Omnicom Group, Inc.               527,300                 33,747

                                                          55,538

TECHNOLOGY - 8.6%

COMMUNICATIONS EQUIPMENT - 0.6%

ADC Telecommunications, Inc.      658,500                 26,217
(a)

Northern Telecom Ltd.             94,800                  6,003

                                                          32,220

COMPUTER SERVICES & SOFTWARE
- 0.7%

BMC Software, Inc.                44,000                  2,054

Electronic Data Systems Corp.     118,100                 6,193

Equifax, Inc.                     94,500                  3,739

J.D. Edwards & Co. (a)            23,600                  479

Marketwatch.Com, Inc. (a)         1,100                   76

Microsoft Corp. (a)               151,300                 26,478

                                                          39,019

COMPUTERS & OFFICE EQUIPMENT
- 4.2%

Bell & Howell Co. (a)             47,400                  1,801

Compaq Computer Corp.             536,700                 25,560

Data General Corp. (a)            198,800                 3,889

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

EMC Corp. (a)                     56,700                 $ 6,173

Seagate Technology, Inc. (a)      73,600                  2,995

Unisys Corp. (a)                  5,144,700               170,418

Xerox Corp.                       146,500                 18,166

                                                          229,002

ELECTRONIC INSTRUMENTS - 1.0%

Applied Materials, Inc. (a)       397,000                 25,085

KLA-Tencor Corp. (a)              98,100                  5,665

Teradyne, Inc. (a)                363,900                 23,972

                                                          54,722

ELECTRONICS - 2.1%

Intel Corp.                       141,900                 19,999

Micron Technology, Inc. (a)       423,500                 33,086

Sterling Commerce, Inc. (a)       23,600                  1,013

Texas Instruments, Inc.           446,600                 44,158

Thomas & Betts Corp.              324,300                 14,330

Vishay Intertechnology, Inc.      195,900                 2,559

                                                          115,145

TOTAL TECHNOLOGY                                          470,108

TRANSPORTATION - 2.6%

AIR TRANSPORTATION - 0.5%

Continental Airlines, Inc.        786,700                 26,846
Class B (a)

RAILROADS - 1.8%

Burlington Northern Santa Fe      1,535,400               53,163
Corp.

Canadian Pacific Ltd.             47,300                  978

Kansas City Southern              118,300                 5,619
Industries, Inc.

Union Pacific Corp.               687,500                 35,363

                                                          95,123

TRUCKING & FREIGHT - 0.3%

CNF Transportation, Inc.          400,000                 17,750

TOTAL TRANSPORTATION                                      139,719

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - 8.0%

CELLULAR - 0.2%

SkyTel Communications, Inc.       146,200                $ 3,856
(a)

Sprint Corp. Series 1 (PCS        101,350                 3,231
Group) (a)

Teleglobe, Inc.                   167,600                 6,543

                                                          13,630

ELECTRIC UTILITY - 0.6%

Duke Energy Corp.                 150,977                 9,332

PG&E Corp.                        684,868                 21,873

                                                          31,205

GAS - 0.1%

Enron Corp.                       102,200                 6,745

TELEPHONE SERVICES - 7.1%

AT&T Corp.                        627,900                 56,982

BellSouth Corp.                   768,900                 34,312

GTE Corp.                         242,900                 16,396

MCI WorldCom, Inc. (a)            2,348,947               187,329

Qwest Communications              330,700                 19,821
International, Inc. (a)

SBC Communications, Inc.          923,600                 49,874

Sprint Corp. (FON Group)          251,100                 21,061

                                                          385,775

TOTAL UTILITIES                                           437,355

TOTAL COMMON STOCKS                                       3,509,069
(Cost $2,536,383)

CONVERTIBLE PREFERRED STOCKS
- 0.3%



FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.2%

Union Pacific Capital Trust:

$3.125 TIDES (d)                  200,000                 10,000

$3.125                            50,000                  2,500

                                                          12,500

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Ingersoll Rand Co./Ingersoll      103,800                $ 2,556
Rand Finance $1.68 Income
PRIDES

TOTAL CONVERTIBLE PREFERRED                                15,056
STOCKS
(Cost $13,551)



NONCONVERTIBLE BONDS - 13.4%

MOODY'S RATINGS (UNAUDITED) (G)             PRINCIPAL AMOUNT (000S)

AEROSPACE & DEFENSE - 0.2%

DEFENSE ELECTRONICS - 0.2%

Raytheon Co. 6.45% 8/15/02        Baa1      $ 13,000                            13,384

BASIC INDUSTRIES - 0.2%

CHEMICALS & PLASTICS - 0.2%

Praxair, Inc. 6.15% 4/15/03       A3         10,925                             10,987

CONSTRUCTION & REAL ESTATE -
0.4%

REAL ESTATE INVESTMENT TRUSTS
- 0.4%

CenterPoint Properties Trust      Baa2       2,600                              2,510
6.75% 4/1/05

EOP Operating LP:

6.625% 2/15/05                    Baa1       2,500                              2,502

6.75% 2/15/08                     Baa1       4,590                              4,604

7.25% 2/15/18                     Baa1       15,000                             14,530

                                                                                24,146

DURABLES - 0.4%

TEXTILES & APPAREL - 0.4%

Levi Strauss & Co. 7% 11/1/06     Baa3       14,500                             13,558
(d)

Unifi, Inc. 6.5% 2/1/08           A3         8,670                              8,531

                                                                                22,089

ENERGY - 0.3%

ENERGY SERVICES - 0.1%

Baker Hughes, Inc. 6.875%         A2         5,340                              5,422
1/15/29 (d)

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (G)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - 0.2%

Petro-Canada, Inc. 7% 11/15/28    A3        $ 5,030                            $ 5,031

Petroleum Geo-Services ASA        Baa3       8,750                              8,047
yankee 7.125% 3/30/28

                                                                                13,078

TOTAL ENERGY                                                                    18,500

FINANCE - 5.3%

BANKS - 2.3%

ABN-Amro Bank NV, Chicago         A1         6,750                              6,935
6.625% 10/31/01

Banco Latinoamericano             Baa2       2,300                              2,276
Exportaciones SA euro 6.9%
12/4/99 (d)

Bank of New York                  A1         10,000                             10,904
Institutional Capital Trust
A 7.78% 12/1/26 (d)

BankAmerica Corp. 10% 2/1/03      Aa3        850                                984

BankBoston NA 6.375% 3/25/08      A2         5,000                              5,037

BanPonce Corp.:

5.75% 3/1/99                      A3         1,620                              1,621

6.378% 4/8/99                     A3         2,980                              2,985

BanPonce Financial Corp.:

6.69% 9/21/00                     A3         500                                505

6.75% 8/9/01                      A3         770                                777

6.88% 6/16/00                     A3         2,500                              2,535

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1         11,000                             11,031

5.95% 7/15/01                     A1         12,450                             12,528

Capital One Bank:

6.375% 2/15/03                    Baa3       5,300                              5,232

7.2% 7/19/99                      Baa3       18,000                             18,047

Chase Manhattan Corp. 5.5%        Aa3        2,400                              2,409
2/15/01

Korea Development Bank:

6.625% 11/21/03                   Ba2        3,070                              2,911

7.125% 9/17/01                    Ba2        2,170                              2,127

MBNA Corp.:

6.34% 6/2/03                      Baa2       1,800                              1,765

6.875% 11/15/02                   Baa2       8,350                              8,400

NationsBank NA 5.92% 6/8/01       Aa2        6,500                              6,582

NB Capital Trust IV 8.25%         Aa2        6,630                              7,618
4/15/27

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (G)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Providian National Bank 6.25%     Baa3      $ 3,250                            $ 3,272
5/7/01

Union Planters National Bank      A3         4,000                              4,080
6.81% 8/20/01

Zions Bancorp 8.625% 10/15/02     Baa1       6,000                              6,566

                                                                                127,127

CREDIT & OTHER FINANCE - 2.4%

Associates Corp. of North
America:

6% 4/15/03                        Aa3        5,550                              5,648

6% 7/15/05                        Aa3        20,000                             20,368

AT&T Capital Corp.:

6.41% 8/13/99                     Baa3       7,500                              7,525

7.5% 11/15/00                     Baa3       8,350                              8,473

BankBoston Capital Trust II       A2         3,250                              3,389
7.75% 12/15/26

BanPonce Trust I 8.327% 2/1/27    A3         7,150                              6,883

Chase Capital I 7.67% 12/1/26     Aa3        7,635                              8,273

ERP Operating LP 6.55%            A3         2,000                              2,014
11/15/01

Finova Capital Corp. 6.12%        Baa1       5,000                              5,001
5/28/02

First Security Capital I          A3         4,690                              5,179
8.41% 12/15/26

First Union Institutional         BBB+       2,650                              2,991
Capital I 8.04% 12/1/26

Fleet Capital Trust II 7.92%      A2         1,300                              1,440
12/11/26

Ford Motor Credit Co. 6.2%        A1         20,000                             20,309
3/12/01

General Electric Capital          Aaa        7,000                              7,020
Corp. 6.94% 4/13/09 (c)

Household Finance Corp. 6%        A2         15,000                             15,077
5/8/00

KeyCorp Institutional Capital     A1         4,000                              4,413
A 7.826% 12/1/26

Money Store, Inc. 7.3% 12/1/02    A2         3,850                              4,073

Sprint Capital Corp. 5.7%         Baa1       4,070                              4,087
11/15/03

                                                                                132,163

INSURANCE - 0.3%

Executive Risk Capital Trust      Baa3       10,000                             9,786
8.675% 2/1/27

SunAmerica, Inc. 6.2% 10/31/99    Aaa        5,500                              5,539

                                                                                15,325

SAVINGS & LOANS - 0.2%

Great Western Finance Trust       A3         8,000                              8,724
II 8.206% 2/1/27

Long Island Savings Bank FSB      Baa3       3,750                              3,753
6.2% 4/2/01

                                                                                12,477

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (G)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.1%

Amvescap PLC yankee 6.375%        A3        $ 3,600                            $ 3,670
5/15/03

TOTAL FINANCE                                                                   290,762

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Tyco International Group SA       Baa1       16,000                             16,232
yankee 6.125% 6/15/01

POLLUTION CONTROL - 0.2%

WMX Technologies, Inc.:

6.25% 4/1/99                      Baa3       8,500                              8,510

8.25% 11/15/99                    Baa3       1,920                              1,960

                                                                                10,470

TOTAL INDUSTRIAL MACHINERY &                                                    26,702
EQUIPMENT

MEDIA & LEISURE - 1.7%

BROADCASTING - 1.4%

Clear Channel Communications,
Inc.:

6.875% 6/15/18                    Baa3       10,000                             9,989

7.25% 10/15/27                    Baa3       5,000                              5,163

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa3       500                                561

9% 9/1/08                         Baa3       4,040                              4,840

TCI Communications, Inc.:

8.25% 1/15/03                     Baa3       4,120                              4,531

 8.75% 8/1/15                     Baa3       14,710                             18,678

9.8% 2/1/12                       Baa3       6,290                              8,457

Time Warner, Inc.:

6.625% 5/15/29                    Baa3       6,500                              6,620

6.85% 1/15/26                     Baa3       10,000                             10,368

6.875% 6/15/18                    Baa3       4,770                              5,042

                                                                                74,249

PUBLISHING - 0.3%

News America Holdings, Inc.       Baa3       13,000                             14,623
8% 10/17/16

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED)                 PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)
(G)

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

News America, Inc.:

6.625% 1/9/08                     Baa3      $ 950                              $ 993

7.25% 5/18/18                     Baa3       2,000                              2,101

                                                                                17,717

RESTAURANTS - 0.0%

Darden Restaurants, Inc.          Baa1       105                                104
6.375% 2/1/06

TOTAL MEDIA & LEISURE                                                           92,070

NONDURABLES - 0.5%

BEVERAGES - 0.2%

Seagram Co. Ltd. yankee           Baa3       950                                914
6.875% 9/1/23

Seagram J E & Sons, Inc.:

6.625% 12/15/05                   Baa3       6,000                              6,114

7.6% 12/15/28                     Baa3       5,000                              5,327

                                                                                12,355

FOODS - 0.1%

ConAgra, Inc. 7.125% 10/1/26      Baa1       5,000                              5,353

TOBACCO - 0.2%

Philip Morris Companies, Inc.     A2         8,980                              9,585
6.95% 6/1/06

TOTAL NONDURABLES                                                               27,293

RETAIL & WHOLESALE - 0.7%

DRUG STORES - 0.2%

Rite Aid Corp. 6% 12/15/05 (d)    Baa1       8,000                              8,071

GENERAL MERCHANDISE STORES -
0.2%

Dayton Hudson Corp. 6.4%          A3         1,000                              1,036
2/15/03

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa2       6,000                              6,218

8.5% 6/15/03                      Baa2       4,000                              4,427

                                                                                11,681

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (G)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - 0.3%

American Stores Co. 7.5%          Baa2      $ 7,000                            $ 7,874
5/1/37

Kroger Co. 6% 7/1/00              Baa3       8,050                              8,098

                                                                                15,972

TOTAL RETAIL & WHOLESALE                                                        35,724

TECHNOLOGY - 0.4%

COMPUTERS & OFFICE EQUIPMENT
- 0.4%

Comdisco, Inc.:

6.375% 11/30/01                   Baa1       12,000                             12,110

9.3% 6/27/00                      Baa2       3,750                              3,949

9.45% 6/8/00                      Baa2       6,000                              6,319

                                                                                22,378

TRANSPORTATION - 0.7%

AIR TRANSPORTATION - 0.2%

Delta Air Lines, Inc.:

equipment trust certificate       Baa1       782                                851
8.54% 1/2/07

9.875% 5/15/00                    Baa3       2,000                              2,089

9.875% 4/30/08                    Baa1       4,677                              5,350

                                                                                8,290

RAILROADS - 0.5%

Burlington Northern Santa Fe
Corp.:

6.53% 7/15/37                     Baa2       12,000                             12,459

6.875% 12/1/27                    Baa2       5,000                              5,314

Norfolk Southern Corp. 7.05%      Baa1       8,820                              9,688
5/1/37

                                                                                27,461

TOTAL TRANSPORTATION                                                            35,751

UTILITIES - 2.1%

CELLULAR - 0.2%

Cable & Wireless                  Baa1       9,150                              9,302
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 1.1%

Avon Energy Partners Holdings:

6.46% 3/4/08 (d)                  Baa2       6,800                              6,893

7.05% 12/11/07 (d)                Baa2       20,000                             20,923

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (G)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

DR Investments UK PLC yankee      A2        $ 7,500                            $ 7,793
7.1% 5/15/02 (d)

Israel Electric Corp. Ltd.:

yankee 7.25% 12/15/06 (d)         A3         3,000                              3,018

7.75% 12/15/27 (d)                A3         12,795                             11,783

Texas Utilities Co. 6.375%        Baa3       8,055                              8,229
1/1/08

                                                                                58,639

GAS - 0.2%

Southwest Gas Corp. 9.75%         Baa2       8,700                              9,704
6/15/02

TELEPHONE SERVICES - 0.6%

MCI WorldCom, Inc.:

6.4% 8/15/05                      Baa2       14,300                             14,831

7.75% 4/1/07                      Baa2       7,870                              8,935

8.875% 1/15/06                    Baa2       9,592                              10,444

                                                                                34,210

TOTAL UTILITIES                                                                 111,855

TOTAL NONCONVERTIBLE BONDS                                                      731,641
(Cost $716,859)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 5.2%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.2%

Fannie Mae:

5.75% 6/15/05                     Aaa        10,100                             10,471

6.15% 12/10/07                    Aaa        2,000                              2,107

7.49% 3/2/05                      Aaa        11,000                             12,298

Federal Agricultural Mortgage
Corp.:

7.01% 2/10/05                     Aaa        1,530                              1,672

7.04% 8/10/05                     Aaa        2,400                              2,643

Federal Home Loan Bank:

7.36% 7/1/04                      Aaa        2,990                              3,294

7.46% 9/9/04                      Aaa        1,540                              1,708

7.87% 10/20/04                    Aaa        6,400                              7,235

Financing Corp. Coupon Strip      Aaa        4,574                              3,547
0% 3/26/04

Freddie Mac 8.115% 1/31/05        Aaa        4,750                              5,455

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (G)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Government Trust Certificates     Aaa       $ 1,524                            $ 1,605
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency): Class T-3, 9.625%
5/15/02

 Class 1-C, 9.25% 11/15/01        Aaa        5,515                              5,853

Guaranteed Export Trust           Aaa        226                                225
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 C, 6.61% 9/15/99

Private Export Funding Corp.      Aaa        1,326                              1,378
secured 6.86% 4/30/04

U.S. Department of Housing        Aaa        6,270                              7,018
and Urban Development
government guaranteed
participation certificates
Series 1995 A, 8.27% 8/1/03

                                                                                66,509

U.S. TREASURY OBLIGATIONS -
4.0%

U.S. Treasury Bond:

7.625% 2/15/25                    Aaa        17,575                             23,246

8.75% 5/15/17                     Aaa        1,740                              2,432

8.875% 8/15/17                    Aaa        22,365                             31,643

9% 11/15/18                       Aaa        6,940                              10,022

U.S. Treasury Notes:

7% 7/15/06                        Aaa        88,625                             100,922

7.5% 11/15/01                     Aaa        45,660                             49,027

                                                                                217,292

TOTAL U.S. GOVERNMENT AND                                                       283,801
GOVERNMENT  AGENCY OBLIGATIONS
(Cost $275,259)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 12.2%



FANNIE MAE - 9.9%

5.5% 11/1/08 to 1/1/14            Aaa        16,637                             16,486

6% 1/1/12 to 1/1/29               Aaa        55,954                             55,359

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (G)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FANNIE MAE - CONTINUED

6% 1/1/14 to 2/1/14 (e)           Aaa       $ 47,200                           $ 47,407

6.5% 7/1/08 to 12/1/28            Aaa        321,164                            324,093

7% 12/1/08 to 2/1/29              Aaa        85,540                             87,413

7% 3/1/26 (e)                     Aaa        26                                 26

7.5% 6/1/07 to 6/1/28             Aaa        1,942                              2,001

8% 9/1/17 to 12/1/27              Aaa        5,702                              5,921

                                                                                538,706

FREDDIE MAC - 0.0%

7% 8/1/99 to 7/1/01               Aaa        1,525                              1,532

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.3%

7% 10/15/27 to 12/15/28           Aaa        90,745                             92,957

7.5% 1/15/26 to 8/15/28           Aaa        29,853                             30,847

8% 1/15/17 to 8/15/25             Aaa        1,072                              1,117

9% 11/15/14 to 1/15/23            Aaa        925                                993

9.5% 6/15/09 to 3/15/23           Aaa        2,161                              2,316

                                                                                128,230

TOTAL U.S. GOVERNMENT AGENCY                                                    668,468
- MORTGAGE SECURITIES
(Cost $660,345)

ASSET-BACKED SECURITIES - 1.0%



Capital Equipment Receivables     Baa2       4,680                              4,683
Trust 6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        3,015                              3,032
Trust 5.91% 12/15/04

Contimortgage Home Equity         Aaa        15,000                             15,009
Loan Trust 6.26% 7/15/12

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa3       3,850                              3,865

6.4% 5/15/02                      A1         4,250                              4,300

6.4% 12/15/02                     Baa3       2,360                              2,369

Green Tree Financial Corp.        Aaa        767                                768
6.1% 4/15/27

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (G)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Key Auto Finance Trust:

6.3% 10/15/03                     A2        $ 4,448                            $ 4,453

6.65% 10/15/03                    Baa3       1,305                              1,319

KeyCorp Auto Grantor Trust        A3         93                                 93
5.8% 7/15/00

MBNA Master Credit Card Trust     Aaa        15,000                             15,756
II 6.55% 1/15/07

Premier Auto Trust 6% 5/6/00      Aaa        556                                556

UFSB Grantor Trust 8.2%           Baa2       154                                154
1/10/01

Union Acceptance Corp. 7.075%     Baa2       423                                424
7/10/02

TOTAL ASSET-BACKED SECURITIES                                                   56,781
(Cost $55,791)

COMMERCIAL MORTGAGE
SECURITIES - 1.2%



CS First Boston Mortgage
Securities Corp.:

Series 1997 C2 Class D, 7.27%     Baa2       5,790                              5,493
1/17/35

Series 1998 FLI Class E,          Baa2       12,180                             11,849
6.4788% 1/10/13 (d)(f)

Equitable Life Assurance
Society of the United States
(The):

Series 174 Class B1, 7.33%        Aa2        4,000                              4,257
5/15/06 (d)

Series 1996 1 Class C1, 7.52%     A2         4,000                              4,243
5/15/06 (d)

GS Mortgage Securities Corp.      Baa3       5,000                              4,561
II Series 1998 GLII Class E,
6.9697% 4/13/31 (d)(f)

Morgan Stanley Capital I,
Inc. Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2       5,605                              5,412

Class E, 7.35% 12/15/12           Baa3       1,934                              1,704

Nomura Asset Securities Corp.     Baa2       20,000                             18,244
Series 1998-D6 Class A-4,
7.5718% 3/17/28 (f)

Thirteen Affiliates of            Aaa        8,000                              8,346
General Growth Properties,
Inc. sequential pay Series A
2, 6.602% 12/15/10 (d)

Wells Fargo Capital Markets       Aaa        2,590                              2,616
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (d)

TOTAL COMMERCIAL MORTGAGE                                                       66,725
SECURITIES
(Cost $68,504)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (H) - 0.3%

MOODY'S RATINGS (UNAUDITED) (G)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Korean Republic:

global bond 8.75% 4/15/03         Ba1       $ 4,200                            $ 4,386

8.875% 4/15/08                    Ba1        9,220                              10,015

Quebec Province yankee:

7.125% 2/9/24                     A2         680                                747

7.5% 7/15/23                      A2         2,880                              3,297

TOTAL FOREIGN GOVERNMENT AND                                                    18,445
GOVERNMENT  AGENCY OBLIGATIONS
(Cost $18,150)

SUPRANATIONAL OBLIGATIONS -
0.1%



Inter American Development        Aaa        3,000                              3,168
Bank yankee 6.29% 7/16/27
(Cost $2,981)


CERTIFICATES OF DEPOSIT - 0.1%



Canadian Imperial Bank of                      4,500                             4,560
Commerce, New York yankee
6.2% 8/1/00 (Cost $4,507)

CASH EQUIVALENTS - 2.0%

                                             MATURITY AMOUNT (000S)

Investments in repurchase                    $ 3,626                             3,625
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.25%,
dated 1/29/99 due 2/1/99

                                             SHARES

Taxable Central Cash Fund (b)                105,467,502                         105,468

TOTAL CASH EQUIVALENTS                                                           109,093
(Cost $109,093)

TOTAL INVESTMENT IN                                                            $ 5,466,807
SECURITIES - 100%
(Cost $4,461,423)


SECURITY TYPE ABBREVIATIONS
PRIDES - Preferred Redeemable
         Increased Dividend
         Equity Securities

TIDES - Term Income Deferred
        Equity Securities

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.81%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $136,513,000 or 2.5% of net assets.

(e) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Services, Inc.

(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

 MOODY'S RATINGS       S&P RATINGS
Aaa, Aa, A 23.5%       AAA, AA, A 23.0%
Baa         9.5%       BBB         9.5%
Ba          0.4%       BB          0.0%
B           0.0%       B           0.0%
Caa         0.0%       CCC         0.0%
Ca, C       0.0%       CC, C       0.0%
                       D           0.0%
INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $4,461,860,000. Net unrealized appreciation aggregated $1,004,947,000, of which $1,051,046,000 related to appreciated investment securities and $46,099,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                        JANUARY
                                         31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 5,466,807
value (including repurchase
agreements of $3,625) (cost
$4,461,423) -  See
accompanying schedule

Receivable for investments                91,649
sold

Receivable for fund shares                9,035
sold

Dividends receivable                      3,347

Interest receivable                       21,172

Other receivables                         464

 TOTAL ASSETS                             5,592,474

LIABILITIES

Payable for investments        $ 56,196
purchased Regular delivery

 Delayed delivery               47,357

Payable for fund shares         19,312
redeemed

Accrued management fee          1,941

Other payables and accrued      1,100
expenses

Collateral on securities        22,477
loaned, at value

 TOTAL LIABILITIES                        148,383

NET ASSETS                               $ 5,444,091

Net Assets consist of:

Paid in capital                          $ 4,347,567

Undistributed net investment              11,345
income

Accumulated undistributed net             79,782
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               1,005,397
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 322,724                  $ 5,444,091
shares outstanding

NET ASSET VALUE, offering                 $16.87
price and redemption price
per share ($5,444,091
(divided by) 322,724 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                       SIX
                                           MONTHS ENDED JANUARY 31,
                                           1999 (UNAUDITED)

INVESTMENT INCOME                          $ 16,782
Dividends

Interest (including income on               66,189
securities loaned of $286)

 TOTAL INCOME                               82,971

EXPENSES

Management fee                   $ 10,854

Transfer agent fees               5,517

Accounting and security           424
lending fees

Non-interested trustees'          15
compensation

Custodian fees and expenses       77

Registration fees                 41

Audit                             42

Legal                             16

Miscellaneous                     16

 Total expenses before            17,002
reductions

 Expense reductions               (1,009)   15,993

NET INVESTMENT INCOME                       66,978

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            102,533

 Foreign currency transactions    122       102,655

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            401,335

 Assets and liabilities in        10        401,345
foreign currencies

NET GAIN (LOSS)                             504,000

NET INCREASE (DECREASE) IN                 $ 570,978
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 66,978                      $ 134,510
income

 Net realized gain (loss)         102,655                       589,388

 Change in net unrealized         401,345                       (108,105)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       570,978                       615,793
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (61,566)                      (143,536)
From net investment income

 From net realized gain           (376,204)                     (378,462)

 TOTAL DISTRIBUTIONS              (437,770)                     (521,998)

Share transactions Net            601,427                       1,387,837
proceeds from sales of shares

 Reinvestment of distributions    428,387                       512,005

 Cost of shares redeemed          (681,614)                     (1,204,221)

 NET INCREASE (DECREASE) IN       348,200                       695,621
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       481,408                       789,416
IN NET ASSETS

NET ASSETS

 Beginning of period              4,962,683                     4,173,267

 End of period (including        $ 5,444,091                   $ 4,962,683
undistributed net investment
income of $11,345 and
$5,932, respectively)

OTHER INFORMATION
Shares

 Sold                             38,334                        86,120

 Issued in reinvestment of        30,096                        33,230
distributions

 Redeemed                         (43,504)                      (74,686)

 Net increase (decrease)          24,926                        44,664



FINANCIAL HIGHLIGHTS
                                SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                1999

                                (UNAUDITED)                   1998                  1997     1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 16.66                       $ 16.49               $ 12.90  $ 13.20  $ 12.76  $ 13.84
period

Income from  Investment
Operations

 Net investment income           .21 D                         .48 D                 .51 D    .57      .62      .25

 Net realized and                1.47                          1.67                  3.73     (.27)    .27      (.17)
unrealized gain   (loss)

 Total from investment           1.68                          2.15                  4.24     .30      .89      .08
operations

Less Distributions

 From net investment   income    (.20)                         (.52)                 (.65)    (.60)    (.45)    (.25)

 From net realized   gain        (1.27)                        (1.46)                -        -        -        (.50)

 In excess of   net realized     -                             -                     -        -        -        (.41)
gain

 Total distributions             (1.47)                        (1.98)                (.65)    (.60)    (.45)    (1.16)

Net asset value,  end of        $ 16.87                       $ 16.66               $ 16.49  $ 12.90  $ 13.20  $ 12.76
period

TOTAL RETURN B, C                11.83%                        14.54%                33.82%   2.25%    7.19%    .37%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 5,444                       $ 4,963               $ 4,173  $ 4,022  $ 5,070  $ 5,390
millions)

Ratio of expenses to average     .69% A                        .70%                  .75%     .82%     .91%     1.02%
net assets

Ratio of expenses to average     .65% A, E                     .67% E                .74% E   .79% E   .90% E   1.01% E
net assets after expense
reductions

Ratio of net investment          2.72% A                       2.97%                 3.58%    4.12%    5.33%    4.09%
income to average  net assets

Portfolio turnover rate          170% A                        135%                  70%      247%     269%     157%


A ANNUALIZED
B TOTAL RETURNS FOR PEIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, options transactions, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the
Securities

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $4,169,231,000 and $4,061,021,000, respectively, of which U.S. government and government agency obligations aggregated
$1,027,862,000 and $1,169,913,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $819,000 for the period.

5. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end, the value of the securities loaned amounted to $21,451,000. The fund received cash collateral of $22,477,000.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $782,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,000 and $226,000, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.


5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments
 Money Management, Inc. (FIMM),
 Merrimack, NH
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Stephen M. DuFour, Vice President
Kevin E. Grant, Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

* INDEPENDENT TRUSTEES

BAL-SANN-0399  72335
1.471161.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity (registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress(registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(fidelity_logo_graphic)(registered trademark)
Corporate Headquarters
www.fidelity.com

FIDELITY
GLOBAL BALANCED
FUND

SEMIANNUAL REPORT
JANUARY 31, 1999

(fidelity_logo_graphic)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  27  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 31  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After the first month of 1999, U.S. stock markets seem to have maintained their momentum from 1998, as the S&P 500, the Dow and NASDAQ all reached record highs in January. The technology sector, and Internet stocks in particular, were the main contributors. In the bond markets, domestic securities continued to trade at historically low yields, while positive economic news helped credit-sensitive sectors outperform Treasury bonds.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY GLOBAL BALANCED        5.68%          17.56%       36.93%        97.41%

MSCI World                      9.11%          23.62%       98.64%        157.99%

SB World Govt Bond              11.00%         13.15%       43.40%        n/a

Global Flexible Portfolio       3.39%          11.29%       57.10%        n/a
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 1, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International World Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets throughout the world. As of January 31, 1999, the index included over 1500 equity securities of companies domiciled in 22 countries. You can also compare the fund's returns to the performance of the Salomon Brothers World Government Bond Index - a market value-weighted index of debt issues traded in 14 world government bond markets. To measure how the fund's performance stacked up against its peers, you can compare it to the global flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 93 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY GLOBAL BALANCED          17.56%       6.49%         12.00%

MSCI World                        23.62%       14.71%        17.11%

SB World Govt Bond                13.15%       7.48%         n/a

Global Flexible Portfolio         11.29%       9.37%         n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Fidelity Global Balanced     MSCI World
SB World Govt Bond
             00334                       MS004
SB006         1993/02/28    10000.00                    10000.00
            10000.00
    1993/03/31    10639.77                    10576.83
  10153.51
    1993/04/30    11203.78                    11064.11
  10368.08
    1993/05/31    11423.65                    11316.16
  10472.05
    1993/06/30    11299.46                    11218.32
  10449.72
    1993/07/31    11501.06                    11446.52
  10479.38
    1993/08/31    12163.48                    11968.39
  10794.43
    1993/09/30    12102.98                    11744.40
  10922.48
    1993/10/31    12649.13                    12065.21
  10903.98
    1993/11/30    12502.84                    11379.87
  10825.83
    1993/12/31    13096.97                    11933.93
  10917.94
    1994/01/31    13743.86                    12718.26
  11005.86
    1994/02/28    13246.25                    12550.86
  10933.99
    1994/03/31    12368.06                    12006.96
  10918.29
    1994/04/30    12198.22                    12375.31
  10930.85
    1994/05/31    12398.03                    12404.35
  10834.90
    1994/06/30    11806.56                    12367.06
  10991.21
    1994/07/31    12027.25                    12599.35
  11078.78
    1994/08/31    12278.02                    12975.91
  11040.40
    1994/09/30    12247.93                    12632.10
  11120.30
    1994/10/31    12087.43                    12988.52
  11298.58
    1994/11/30    11746.38                    12422.32
  11143.33
    1994/12/31    11595.91                    12539.70
  11174.03
    1995/01/31    11284.95                    12348.47
  11408.49
    1995/02/28    11405.32                    12525.49
  11700.51
    1995/03/31    11726.32                    13126.17
  12395.51
    1995/04/30    11906.88                    13580.59
  12625.08
    1995/05/31    11916.91                    13693.69
  12980.25
    1995/06/30    11947.00                    13686.40
  13056.66
    1995/07/31    12438.52                    14368.10
  13087.36
    1995/08/31    12358.27                    14044.91
  12637.64
    1995/09/30    12538.83                    14450.95
  12919.89
    1995/10/31    12418.46                    14220.32
  13016.19
    1995/11/30    12649.17                    14710.97
  13163.42
    1995/12/31    12930.36                    15137.97
  13301.24
    1996/01/31    12940.43                    15408.69
  13136.91
    1996/02/29    12728.95                    15499.36
  13069.92
    1996/03/31    12799.44                    15754.07
  13051.78
    1996/04/30    13161.98                    16121.28
  12999.79
    1996/05/31    13182.12                    16131.99
  13002.58
    1996/06/30    13282.82                    16210.32
  13104.81
    1996/07/31    13000.85                    15634.18
  13356.01
    1996/08/31    13031.06                    15810.64
  13408.00
    1996/09/30    13330.51                    16426.40
  13462.42
    1996/10/31    13392.46                    16537.82
  13714.33
    1996/11/30    13991.35                    17461.31
  13895.05
    1996/12/31    13932.06                    17178.39
  13782.71
    1997/01/31    13900.78                    17382.20
  13414.28
    1997/02/28    14046.77                    17578.87
  13314.14
    1997/03/31    13994.63                    17227.87
  13212.62
    1997/04/30    14140.63                    17787.72
  13098.18
    1997/05/31    14901.89                    18882.39
  13452.66
    1997/06/30    15538.01                    19820.92
  13613.15
    1997/07/31    16111.56                    20730.57
  13507.08
    1997/08/31    15298.16                    19340.53
  13499.06
    1997/09/30    16099.75                    20387.98
  13786.55
    1997/10/31    15482.98                    19311.64
  14072.64
    1997/11/30    15525.52                    19650.09
  13856.67
    1997/12/31    15675.93                    19886.29
  13814.81
    1998/01/31    16008.10                    20437.18
  13949.13
    1998/02/28    16715.28                    21816.33
  14062.52
    1998/03/31    17176.02                    22734.20
  13923.31
    1998/04/30    17497.47                    22952.95
  14145.91
    1998/05/31    17390.32                    22661.87
  14179.05
    1998/06/30    17604.62                    23196.25
  14199.99
    1998/07/31    17808.20                    23155.59
  14218.83
    1998/08/31    15879.52                    20064.26
  14606.10
    1998/09/30    16298.56                    20415.67
  15382.74
    1998/10/31    17111.86                    22257.74
  15838.39
    1998/11/30    17773.35                    23577.90
  15614.75
    1998/12/31    18458.88                    24726.22
  15929.10
    1999/01/31    18818.89                    25264.05
  15782.92

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Global Balanced Fund on February 28, 1993, shortly after the fund started. As the chart shows, by January 31, 1999, the value of the investment would have grown to $18,819 - an 88.19% increase on the initial investment. For comparison, look at how both the Morgan Stanley Capital International World Index and Salomon Brothers World Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Morgan Stanley Capital International World Index would have grown to $25,264 - a 152.64% increase. If $10,000 was put in the Salomon Brothers World Government Bond Index, it would have grown to $15,783 - a 57.83% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating
value of its currency create
these risks. For these reasons
an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United States.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A continuation of currency and
economic upheaval highlighted
the global stock and bond markets
during the six-months ending
January 31, 1999. The ongoing
Asian crisis and August's political
and economic woes in Russia
spilled over into markets worldwide,
creating a mass flight to safety.
During the especially turbulent
late summer and early fall,
investors moved assets from stocks
and riskier bond markets into safer
havens, helping the performance
of U.S. and developed bond markets.
The Lehman Brothers Aggregate
Bond Index returned 5.10% and the
Salomon Brothers World
Government Bond Index returned
11.00% during the period. After the
near-collapse of a major hedge fund
early in the fall, the U.S. Federal
Reserve Board initiated three key
interest-rate cuts, which helped
boost equity market confidence
worldwide. When all was said and
done, many developed-market
countries managed to post positive
overall returns. For the period, the
Morgan Stanley Capital
International EAFE Index - a
measure of over 1,000 securities
listed on the stock exchanges of
Europe, Australiasia and the Far
East - returned 2.29%, while the
U.S. stock markets, as measured by
the Standard & Poor's 500 Index,
returned 15.02%. Emerging-market
regions were the period's
hardest-hit players, as witnessed
by the Morgan Stanley Emerging
Market Free Index return of
-12.25%.

(photographo of Rick Mace)

An interview with Rick Mace, Portfolio Manager of Fidelity Global
Balanced Fund

Q. HOW DID THE FUND PERFORM, RICK?

A. For the six months that ended January 31, 1999, the fund returned 5.68%. The fund compares its performance to three measures: a bond index, an equity index and a peer group of competitor funds. The fund lagged its bond-related benchmark - the Salomon Brothers World Government Bond Index, which returned 11.00% and the equity-related benchmark - the Morgan Stanley Capital International (MSCI) World Index, which returned 9.11%. During the same period, the fund outpaced the 3.39% return for the global flexible portfolio funds average, tracked by Lipper Inc. For the 12 months that ended January 31, 1999, the fund returned 17.56%. This performance beat the 13.15% return for the Salomon Brothers Index, and the global flexible portfolio funds average, tracked by Lipper Inc., which returned 11.29%. The fund trailed the MSCI World index, which returned 23.62% during the same 12-month period.

Q. WHY DID THE FUND UNDERPERFORM THE MSCI WORLD INDEX?

A. A major reason was the fund's exposure to investments in emerging-market countries as well as companies whose businesses were negatively affected by emerging-market disruptions. This was an important factor, even though the fund's average exposure to emerging markets totaled less than 3% of its investments. A number of the fund's commodity and banking-related positions performed poorly as declining demand led to lower energy and commodity prices, while banks reported an increase in problematic loans stemming from stagnant economic growth in the world's emerging markets. Among the energy and commodity-related holdings that hurt fund performance were USX-Marathon Group, Cooper Cameron and Weatherford International in the U.S., as well as Brazil-based Petrobras. Banking positions that were negatively affected included Citigroup and BankAmerica Corp. in the U.S., Argentina's Bansud and Swiss-based UBS.

Q. WHY DID THE FUND'S BOND COMPONENT UNDERPERFORM ITS BENCHMARK INDEX DURING THE SIX-MONTH PERIOD?

A. Unlike the index, I avoided Japanese bonds because they appeared unattractive on a yield basis and I wanted to avoid the currency risk. Conversely, I overweighted the U.S. bond component to insulate the portfolio from the currency impact of a strengthening dollar. This strategy served the fund well until the last quarter when Japanese bonds rallied on a strengthening yen. This turnaround in Japanese bonds caused the fund to lag the index, which is heavily weighted in Japanese bonds.

Q. WHAT FACTORS HELPED THE FUND OUTPERFORM THE LIPPER PEER GROUP?

A. The fund's holdings in telephone utilities provided a solid contribution to total return. These stocks benefited from the privatization of state-owned businesses and industry deregulation, which opened up new opportunities for expansion into new markets. These developments spawned a rash of consolidation activity as companies sought to gain a foothold in these markets and protect their competitive positions closer to home. U.S. telephone companies were among the fund's top performers, including MCI WorldCom and AT&T. I also found a number of telecommunications companies in Europe and Japan that I felt were attractively valued, particularly among cellular providers. These included United Kingdom-based Vodafone, Japan's NTT Mobile Communication Network, Germany's Mannesmann and Spain's Telefonica.

Q. DID ANY OTHER SECTORS HELP THE FUND?

A. The health care sector contributed positively, particularly those pharmaceutical and biotech companies that have deep product lines of successful new drugs. An example would be Eli Lilly, which has been able to keep generic drug companies at bay by developing a new version of its highly successful anti-depressant, Prozac. Biotechnology company Amgen scored impressive gains after an arbitration panel gave the company all rights to Epogen, a popular anemia drug. Other notable contributors were Merck and Swiss companies Novartis and Roche Holding.

Q. WHAT'S YOUR OUTLOOK, RICK?

A. I'm optimistic that Europe's economies will continue to improve. As the past six months have proved, however, corporate earnings must be watched carefully and a determination must be made as to whether those earnings support prevailing valuations. As far as the situation in Japan goes, I'll continue to look for glimmers of economic improvement. Towards the end of the period, we began to see Japanese companies adopt a more shareholder-friendly focus. Lastly, emerging markets still appear to be in turmoil at this point. Continuing economic and currency concerns, combined with social unrest, provide a less than promising outlook for a fast recuperation.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high current income
with regard for both
preservation of capital and
potential for growth of
capital by investing in a
broadly diversified portfolio
of high-yielding equity and
debt securities

FUND NUMBER: 334

TRADING SYMBOL: FGBLX

START DATE: February 1, 1993

SIZE: as of January 31,
1999, more than $97 million

MANAGER: Richard Mace,
since 1996; manager,
Fidelity International Value
Fund, since 1994; manager,
Fidelity Overseas Fund, since
1996; Group Leader, Fidelity
International funds; joined
Fidelity in 1987

RICK MACE DISCUSSES
THE IMPACT OF THE EURO:

"On January 1, 1999, 11 countries
of the European Union -
including Germany, France, Italy,
Spain, the Netherlands, Belgium,
Austria, Finland, Portugal, Ireland
and Luxembourg - officially
adopted the euro as their
currency. The introduction of the
euro could have the effect of
reducing the cost of doing business
throughout Europe. This could
make Europe a more attractive
place to do business. In turn, it
could heighten interest among
multinational corporations
around the world in both owning
more European businesses and
expanding their operations in the
region. In addition, the launch of
the euro should serve to improve
the efficiency of those businesses
operating in Europe.

"In terms of the impact the euro
will have on the way I manage the
fund, it will be minimal. My
stock-selection process is built on
the foundation of individual
stock analysis and that has never
wavered. At the same time, we
may see more investment
opportunities throughout Europe,
as companies could forego the
traditional bank route and go to
the capital markets to raise money
for improvements."


INVESTMENT CHANGES





TOP FIVE STOCKS AS OF JANUARY
31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

MCI WorldCom, Inc. (United      1.8                      1.4
States of America)

Microsoft Corp. (United         1.4                      1.1
States of America)

General Electric Co. (United    1.2                      1.1
States of America)

Wal-Mart Stores, Inc. (United   1.2                      1.1
States of America)

AT&T Corp. (United States of    1.0                      0.8
America)

TOP FIVE BOND ISSUERS AS OF
JANUARY 31, 1999

(WITH MATURITIES MORE THAN     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
ONE YEAR)                                               THESE BOND ISSUERS 6 MONTHS
                                                        AGO

U.S. Treasury Obligations       11.4                     9.1

Federal Home Loan Bank          4.8                      4.8

Treuhandanstalt                 3.2                      3.0

French Government               2.3                      1.3

United Kingdom, Great Britain   2.0                      1.8
&  Northern Ireland

TOP FIVE COUNTRIES AS OF
JANUARY 31, 1999

(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE COUNTRIES 6 MONTHS AGO

United States of America        46.1                     44.1

Japan                           8.3                      7.7

United Kingdom                  8.1                      5.8

Germany                         8.0                      5.6

France                          6.4                      5.9


TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.
ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999*

Stocks and
equity futures 62.1%
Bonds 30.3%
Convertible
securities 0.4%
Short-term
investments 7.2%
*FOREIGN
INVESTMENTS 45.1%
Row: 1, Col: 1, Value: 62.1
Row: 1, Col: 2, Value: 30.3
Row: 1, Col: 3, Value: 0.4
Row: 1, Col: 4, Value: 7.2

AS OF JULY 31, 1998**
Stocks and
equity futures 64.4%
Bonds 23.5%
Convertible
securities 0.3%
Short-term
investments 11.8%
**FOREIGN
INVESTMENTS 44.3%
Row: 1, Col: 1, Value: 64.4
Row: 1, Col: 2, Value: 23.5
Row: 1, Col: 3, Value: 0.3
Row: 1, Col: 4, Value: 11.8




INVESTMENTS JANUARY 31, 1999 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 57.8%

                                 SHARES                    VALUE (NOTE 1)

ARGENTINA - 0.1%

Bansud SA Class B (a)             2,500                    $ 5,752

Importadora y Exportadorade       800                       5,442
de la Patagonia SA

Inversiones y Representacions     200                       4,600
SA sponsored GDR

Perez Companc SA Class B          1,240                     5,055

Telefonica de Argentina SA        600                       14,813
sponsored ADR

YPF Sociedad Anonima              1,025                     32,672
sponsored ADR representing
Class D shares

                                                            68,334

AUSTRALIA - 1.0%

Amcor Ltd.                        4,000                     18,840

AMP Ltd.                          5,500                     66,738

Australia & New Zealand           9,838                     64,910
Banking Group Ltd.

Australian Gas Light Co.          5,715                     40,167

Brambles Industries Ltd.          1,600                     43,623

Broken Hill Proprietary Co.       10,512                    77,401
Ltd. (The)

Cable & Wireless Optus Ltd.       15,100                    35,884
(a)

Coles Myer Ltd.                   3,900                     21,437

Fosters Brewing Group Ltd.        8,600                     25,316

Goodman Fielder Ltd.              24,000                    23,298

Harvey Norman Holdings Ltd.       4,800                     42,360

Lend Lease Corp. Ltd.             2,900                     38,491

Mirvac Ltd. warrants 6/30/01      1,255                     245
(a)

National Australia Bank Ltd.      6,600                     111,035

News Corp. Ltd.                   15,777                    114,567

Smith (Howard) Ltd.               2,200                     15,185

Telstra Corp. Ltd.                24,800                    135,066

Westfield Holdings Ltd.           7,800                     45,234

WMC Ltd.                          7,900                     24,351

Woodside Petroleum Ltd.           4,700                     21,301

                                                            965,449

BELGIUM - 0.2%

Electrabel SA                     400                       174,936

BRAZIL - 0.2%

Centrais Electricas               2,841,000                 35,700
Brasileiras SA

Companhia de Electricidade do     27,000,000                2,849
Estado do Rio de Janeiro
(CERJ)

Companhia de Tecidos Norte de     46,000                    3,309
Minas

Compania Cervejaria Brahma PN     26,000                    8,791
(Pfd. Reg.) (a)

Compania Energertica Minas        764,478                   9,496
Gerais

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

BRAZIL - CONTINUED

Embratel Participacoes SA         2,780,000                $ 30,667

Perdigao SA (a)                   9,970,000                 7,268

Petrobras PN (Pfd. Reg.)          43,000                    2,764

Tele Centro Sul Participacoes     2,366,000                 15,660
SA (a)

Tele Norte Leste                  500                       4,969
Participacoes SA ADR (a)

Tele Sudeste Celular              650,000                   1,855
Participacoes SA (a)

Telesp Participacoes SA (a)       2,166,500                 37,407

Votorantim Celulose e Papel       350,000                   3,861
SA (Pfd. Reg.)

                                                            164,596

CANADA - 1.5%

Alberta Energy Co. Ltd.           600                       12,705

Bank of Montreal                  1,400                     61,838

Bank of Nova Scotia               2,700                     58,066

Barrick Gold Corp.                2,200                     41,563

BCE, Inc.                         4,000                     179,460

Biochem Pharma, Inc.              800                       23,002

Bombardier, Inc. Class B          4,900                     72,955

Bro-X Minerals Ltd. (a)           600                       -

Canadian National Railway Co.     500                       26,502

Canadian Natural Resources        600                       9,330
Ltd. (a)

Canadian Tire Corp. Ltd.          500                       13,731
Series A

Celestica, Inc. (sub-vtg.) (a)    900                       30,433

CGI Group, Inc. Class A (sub.     2,300                     53,649
vtg.) (a)

Edperbrascan Corp. Class A        600                       7,941
(ltd. vtg.)

Enbridge, Inc.                    600                       27,296

Euro-Nevada Mining Corp. Ltd.     700                       11,071

Great-West Lifeco, Inc.           900                       15,782

High Liner Foods, Inc. (a)        100                       648

Imasco Ltd.                       2,700                     61,640

Imperial Oil Ltd.                 900                       13,668

Investors Group, Inc.             900                       14,829

JDS Fitel, Inc. (a)               700                       31,220

Loblaw Companies Ltd.             1,100                     28,024

Magna International, Inc.         200                       11,944
Class A

Metro Richelieu, Inc. Class A     500                       6,915

National Bank of Canada           1,000                     15,517

Newbridge Networks Corp. (a)      800                       28,216

Northern Telecom Ltd.             2,400                     151,985

Placer Dome, Inc.                 1,300                     14,710

Potash Corp. of Saskatchewan      200                       12,110

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

CANADA - CONTINUED

Power Corp. of Canada             1,300                    $ 28,689

Renaissance Energy Ltd. (a)       800                       8,920

Rogers Communications, Inc.       2,200                     30,936
Class B (non-vtg.) (a)

Royal Bank of Canada              1,100                     56,849

Seagram Co. Ltd.                  2,100                     100,053

Shaw Communications, Inc.         1,000                     28,487
Class B

Sportscene Restaurants, Inc.      9,300                     40,617
Class A

Suncor Energy, Inc.               500                       13,450

Teleglobe, Inc.                   1,100                     42,946

Toronto Dominion Bank             1,800                     75,040

Videotron Group Ltd. (sub.        900                       13,728
vtg.)

Westcoast Energy, Inc.            700                       14,058

                                                            1,490,523

CHILE - 0.1%

Compania Cervecerias Unidas       200                       3,600
SA sponsored ADR

Compania de                       600                       12,225
Telecomunicaciones de Chile
SA sponsored ADR

Embotelladora Andina              1,100                     15,400
sponsored ADR Class A

Enersis SA sponsored ADR          500                       13,563

Santa Isabel SA sponsored ADR     1,000                     5,500

Supermercados Unimarc SA          1,400                     4,550
sponsored ADR

Vina Concha Stet y Toro SA        100                       2,438
sponsored ADR

                                                            57,276

FINLAND - 0.9%

Merita Ltd. Series A              10,400                    66,748

OY Nokia AB Series A              3,100                     446,400

Sampo Insurance Co. Ltd.          2,200                     93,216

Teito Corp. Class B               5,400                     231,625

                                                            837,989

FRANCE - 3.1%

Alcatel Alsthom Compagnie         900                       103,500
Generale d'Electricite SA
(RFD)

Atos SA (a)(d)                    300                       75,654

Axa SA                            1,600                     232,279

Banque Nationale de Paris         2,800                     254,294

Cap Gemini SA                     600                       118,457

Castorama Dubois                  580                       131,770
Investissements SA

Club Mediterranee SA (a)          300                       29,989

Elf Aquitaine                     1,500                     163,875

France Telecom SA                 2,972                     279,874

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

FRANCE - CONTINUED

Groupe Danone                     625                      $ 175,362

L'Oreal SA                        228                       164,722

Peugeot SA                        60                        10,196

Pinault Printemps SA              400                       73,201

Promodes                          264                       182,034

Rhone-Poulenc SA Class A          2,800                     144,725

Sanofi SA                         700                       137,564

Societe Generale, France          200                       35,896
Class A

Suez Lyonnaise des Eaux           1,000                     206,061

Synthelabo                        300                       76,336

Total SA Class B                  82                        8,395

Vivendi SA                        1,400                     409,351

                                                            3,013,535

GERMANY - 2.5%

Allianz AG (Reg.)                 875                       323,036

BASF AG                           2,500                     91,018

Bayer AG                          2,000                     76,608

Bayerische Hypo-und               1,900                     123,822
Vereinsbank AG

BHF Bank AG                       100                       3,686

DaimlerChrysler AG (Reg.)         3,613                     374,171

Deutsche Lufthansa AG (Reg.)      4,400                     93,016

Deutsche Telekom AG               9,100                     415,450

Dresdner Bank AG                  1,700                     68,555

Hoechst AG                        1,600                     69,793

Mannesmann AG                     1,900                     271,946

Munich Reinsurance AG (RFD)       300                       72,519
(a)

Munich Reinsurance AG (Reg.)      300                       74,632

Schering AG                       400                       53,685

Siemens AG                        2,200                     156,193

Viag AG                           205                       111,312

                                                            2,379,442

HONG KONG - 0.7%

Cheung Kong Holdings Ltd.         18,000                    124,855

China Telecom (Hong Kong)         24,000                    42,900
Ltd.

CLP Holdings Ltd.                 3,500                     15,899

Dairy Farm International          25,000                    26,000
Holdings Ltd.

Hang Seng Bank Ltd.               4,500                     37,602

Hong Kong & China Gas Co.         26,560                    30,848
Ltd.

Hong Kong Telecommunications      31,447                    51,691
Ltd.

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

HONG KONG - CONTINUED

Hutchison Whampoa Ltd.            22,000                   $ 156,149

Johnson Electric Holdings         14,000                    34,237
Ltd.

Li & Fung Ltd.                    12,000                    23,229

Sun Hung Kai Properties Ltd.      15,000                    98,722

Swire Pacific Ltd. Class A        4,500                     19,222

Wing Hang Bank Ltd.               8,000                     16,260

                                                            677,614

IRELAND - 0.4%

Allied Irish Banks PLC            8,600                     166,985

Bank of Ireland, Inc.             5,300                     118,608

CRH PLC                           3,677                     60,147

Irish Life PLC                    172                       1,690

                                                            347,430

ITALY - 1.0%

Assicurazioni Generali Spa        5,900                     249,922

Banca Commerciale Italiana Spa    6,300                     39,826

Banca di Roma (a)                 28,200                    41,548

Eni Spa sponsored ADR             41,100                    243,662

Fiat Spa                          29,300                    93,227

San Paolo-IMI Spa                 8,700                     140,533

Unicredito Italiano Spa           22,500                    121,072

                                                            929,790

JAPAN - 8.0%

Acom Co. Ltd.                     2,300                     137,897

Advantest Corp.                   1,600                     130,012

Aeon Credit Service Ltd.          2,000                     136,574

Aiful Corp.                       600                       39,684

Alps Electric Co. Ltd.            5,000                     92,982

Asahi Breweries Ltd.              5,000                     67,342

Bank of Tokyo-Mitsubishi Ltd.     13,000                    154,321

Banyu Pharmaceutical Co. Ltd.     12,000                    208,727

Benesse Corp.                     2,000                     122,831

Bridgestone Corp.                 1,980                     43,709

Canon, Inc.                       3,000                     64,500

Citizen Watch Co. Ltd.            6,000                     39,839

DDI Corp.                         50                        191,977

Don Quijote Co. Ltd.              400                       52,568

Fuji Bank Ltd.                    8,000                     33,602

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

JAPAN - CONTINUED

Fuji Coca-Cola Bottling Co.       4,000                    $ 44,666
Ltd.

Fuji Heavy Industries Ltd.        15,000                    84,264

Fuji Photo Film Co. Ltd.          7,000                     257,945

Fuji Soft ABC, Inc. (a)           500                       25,769

Fujitsu Ltd.                      7,000                     91,574

Fujitsu Support & Service,        1,000                     73,183
Inc.

Furukawa Electric Co. Ltd. (a)    22,000                    94,485

Hirose Electric Co. Ltd.          1,000                     67,772

Hitachi Information Systems       14,000                    151,520

Honda Motor Co. Ltd.              7,000                     260,313

Hoya Corp.                        3,000                     153,324

Ito En Ltd.                       3,000                     145,851

Ito-Yokado Co. Ltd.               1,000                     62,790

Japan Tobacco, Inc.               10                        97,062

Kao Corp.                         5,000                     100,928

Kawasumi Laboratories, Inc.       8,000                     133,310

Kokusai Securities Co. Ltd.       5,000                     43,034

Konami Co. Ltd.                   3,000                     92,510

Marui Co. Ltd.                    4,000                     71,637

Matsushita Communication          4,000                     183,130
Industrial Co. Ltd.

Matsushita Electric               10,000                    170,000
Industrial Co. Ltd.

Meiwa Estate Co. Ltd.             2,000                     36,076

Mikasa Coca Cola Bottling Co.     5,000                     39,942

Minebea Co. Ltd.                  15,000                    166,080

Minolta Co. Ltd.                  26,000                    139,581

Mitsubishi Trust & Banking        10,000                    80,914
Corp.

Mitsui Mining & Smelting Co.      7,000                     34,633
Ltd.

Mori Seiki Co. Ltd.               3,000                     30,639

NEC Corp.                         8,000                     81,842

Nichicon Corp.                    8,000                     92,080

Nintendo Co. Ltd.                 500                       46,384

Nippon System Development Co.     2,200                     80,502

Nippon Telegraph & Telephone      23                        185,312
Corp.

Nomura Securities Co. Ltd.        5,000                     43,549

NTT Mobile Communication          7                         294,623
Network, Inc. (d)

Omron Corp.                       7,000                     76,361

Otsuka Kagu Ltd.                  600                       48,291

Paris Miki, Inc.                  3,000                     67,901

Riso Kagaku Corp.                 800                       32,297

Rohm Co. Ltd.                     1,000                     94,056

Ryohin Keikaku Co. Ltd.           400                       52,053

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

JAPAN - CONTINUED

Sanwa Bank Ltd.                   9,000                    $ 86,351

Sanyo Coca-Cola Bottling Co.      3,000                     55,145
Ltd.

Senshukai Co. Ltd.                6,000                     47,672

Sharp Corp.                       12,000                    122,350

Shikoku Coca-Cola Bottling        3,000                     41,745
Co. Ltd.

Shin-Etsu Chemical Co. Ltd.       4,000                     97,234

Shohkoh Fund & Co. Ltd.           400                       141,900

Softbank Corp.                    600                       43,962

Sony Corp.                        2,400                     175,350

Takeda Chemical Industries        5,000                     178,234
Ltd.

Takefuji Corp.                    3,400                     233,053

TDK Corp.                         1,000                     82,116

Terumo Corp.                      6,000                     128,844

THK Co. Ltd.                      10,000                    146,023

Tokyo Seimitsu Co. Ltd.           1,000                     42,604

Toyota Motor Corp.                3,000                     78,852

Unified-Charm Corp.               3,000                     137,090

Watami Food Service Co. Ltd.      3,000                     108,229

World Co. Ltd.                    2,000                     90,191

Yonekyu Corp.                     4,000                     64,628

                                                            7,746,321

LUXEMBOURG - 0.0%

Quilmes Industrial SA             600                       4,800
sponsored ADR

MEXICO - 0.4%

Alfa SA de CV                     1,000                     2,380

Apasco SA de CV                   2,000                     7,227

BANACCI SA de CV Class B (a)      20,000                    22,301

Cemex SA Series B                 4,000                     10,619

Cifra SA de CV Series C (a)       35,000                    38,820

El Puerto de Liverpool SA         11,000                    14,039
Class C

Fomento Economico Mexicano SA     800                       17,700
de CV sponsored ADR

Grupo Carso SA de CV Class A-1    5,000                     14,135

Grupo Financiero Bancomer SA      111,000                   22,375
de CV Class B

Grupo Financiero Inbursa SA       2,000                     3,921
Class B

Grupo Industrial Maseca SA de     800                       9,750
CV sponsored ADR

Grupo Modelo SA de CV Class C     5,000                     11,062

Grupo Televisa SA de CV           1,200                     30,750
sponsored ADR (a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

MEXICO - CONTINUED

Kimberly-Clark de Mexico SA       6,000                    $ 17,168
de CV Class A

Telefonos de Mexico SA            2,300                     117,588
sponsored ADR representing
Class L shares

                                                            339,835

NETHERLANDS - 1.8%

Aegon NV                          2,200                     241,662

Akzo Nobel NV                     2,600                     103,962

Fortis Amev NV                    4,200                     171,517

ING Groep NV                      4,209                     245,276

Koninklijke Ahold NV              6,652                     258,427

Koninklijke KPN NV                1,400                     77,529

Philips Electronics NV            2,200                     160,187
(Bearer)

Samas Groep NV                    3,500                     46,915

TNT Post Group NV                 1,600                     55,525

Unilever NV                       3,400                     259,928

Vedior NV                         1,800                     34,147

Vnu NV                            2,000                     81,788

                                                            1,736,863

NETHERLANDS ANTILLES - 0.1%

Schlumberger Ltd.                 1,800                     85,725

NEW ZEALAND - 0.1%

Telecom Corp. of New Zealand      11,000                    53,178
Ltd.

PANAMA - 0.0%

Panamerican Beverages, Inc.       900                       13,725
Class A

PERU - 0.0%

Cementos Lima S.A.                300                       3,750

Telefonica del Peru SA ADR        800                       9,500

                                                            13,250

PORTUGAL - 0.2%

Banco Pinto & Sotto Mayor SA      3,840                     83,969

Electricidade de Portugal SA      5,600                     136,768

                                                            220,737

RUSSIA - 0.0%

Vimpel Communications             400                       5,775
sponsored ADR (a)

SINGAPORE - 0.3%

Datacraft Asia Ltd.               13,000                    25,610

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

SINGAPORE - CONTINUED

Elec & Eltek International        3,400                    $ 19,720
Co. Ltd.

Oversea-Chinese Banking Corp.     5,000                     34,279
(For. Reg.)

Overseas Union Bank Ltd.          5,000                     18,617

Singapore Airlines Ltd. (For.     3,000                     20,390
Reg.)

Singapore Press Holdings Ltd.     6,000                     68,085

Singapore Telecommunications      25,000                    35,018
Ltd.

United Overseas Bank Ltd.         7,000                     41,785
(For. Reg.)

Venture Manufacturing             5,000                     21,720
Singapore Ltd.

                                                            285,224

SPAIN - 0.5%

Banco Bilbao Vizcaya SA (Reg.)    7,100                     106,300

Banco Santander SA                3,944                     76,163

Endesa SA                         3,900                     108,230

Iberdrola SA                      5,900                     102,877

Telefonica SA                     2,900                     132,594

                                                            526,164

SWEDEN - 0.5%

Astra AB Class A                  7,400                     161,875

Ericsson (L.M.) Telefon AB        7,900                     219,719
Class B

Svenska Handelsbanken             2,500                     99,283

Volvo AB Class B                  1,900                     51,300

                                                            532,177

SWITZERLAND - 2.0%

Credit Suisse Group (Reg.)        700                       111,802

Julius Baer Holding AG            23                        78,265

Lindt & Spruengli AG              23                        60,548

Nestle SA (Reg.)                  135                       247,580

Novartis AG (Reg.)                232                       435,471

Roche Holding AG                  31                        405,081
participation certificates

Swisscom AG (a)                   250                       109,364

UBS AG (a)                        746                       241,989

Zurich Allied AG (Reg.) (a)       355                       262,675

                                                            1,952,775

UNITED KINGDOM - 6.1%

3I Group PLC                      6,700                     69,236

Abbey National, PLC               2,300                     45,075

Allied Domecq PLC                 9,300                     71,772

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

UNITED KINGDOM - CONTINUED

Bank of Scotland                  5,800                    $ 73,583

BG PLC                            20,500                    126,835

Boots Co. PLC                     1,000                     14,530

BP Amoco PLC                      31,005                    419,216

BP Amoco PLC sponsored ADR        4,631                     375,690

British Aerospace PLC             9,467                     71,814

British American Tobacco PLC      9,300                     96,333

British Telecommunications PLC    28,400                    442,685

Cadbury Schweppes PLC             6,400                     102,153

Diageo PLC                        8,800                     98,539

Dixons Group PLC                  4,900                     81,920

GKN PLC Class L                   6,500                     80,218

Glaxo Wellcome PLC                15,300                    519,243

Halifax PLC                       3,800                     45,459

HSBC Holdings PLC                 2,800                     71,000

HSBC Holdings PLC Ord.            3,600                     98,454

Kingfisher PLC                    10,800                    110,272

Lloyds TSB Group PLC              29,229                    380,923

Next PLC                          10,700                    114,445

Orange PLC (a)                    6,900                     102,186

Pearson PLC                       5,600                     124,123

Prudential Corp. PLC              12,600                    194,582

Rentokil Initial PLC              21,200                    156,632

Reuters Group PLC                 4,800                     73,060

Saatchi & Saatchi PLC             40,400                    101,047

Sainsbury (J.) PLC                8,100                     57,313

Scottish & Southern Energy PLC    6,600                     63,098

Shell Transport & Trading Co.     60,600                    308,047
PLC (Reg.)

Smith (W H) Group                 4,500                     43,984

SmithKline Beecham PLC            18,034                    244,587

Somerfield PLC                    8,700                     56,691

Tarmac PLC                        52,600                    91,747

Vodafone Group PLC                24,300                    474,458

Wickes PLC                        17,800                    67,074

Yorkshire Water PLC               7,800                     63,918

Zeneca Group PLC                  2,900                     133,137

                                                            5,865,079

UNITED STATES OF AMERICA -
26.1%

Abercrombie & Fitch Co. Class     1,650                     126,225
A (a)

AES Corp. (a)                     1,000                     33,688

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

UNITED STATES OF AMERICA -
CONTINUED

AFLAC, Inc.                       5,000                    $ 214,375

Alcoa, Inc.                       3,607                     301,635

Amazon.com, Inc. (a)              500                       58,469

Amerada Hess Corp.                1,000                     47,500

America Online, Inc.              1,500                     263,531

American Express Co.              2,000                     205,750

American International Group,     5,200                     535,275
Inc.

Amgen, Inc. (a)                   2,000                     255,625

Applied Materials, Inc. (a)       1,000                     63,188

Associates First Capital          6,048                     245,322
Corp. Class A

AT&T Corp.                        11,000                    998,250

AutoZone, Inc. (a)                1,000                     33,875

Avon Products, Inc.               7,000                     258,563

Baker Hughes, Inc.                4,400                     74,250

Bank of New York Co., Inc.        13,200                    468,600

Bank One Corp.                    2,650                     138,794

Baxter International, Inc.        2,000                     141,875

Becton, Dickinson & Co.           2,000                     71,500

Bed Bath & Beyond, Inc. (a)       3,000                     96,000

Bell Atlantic Corp.               3,500                     210,000

Black & Decker Corp.              2,000                     106,000

BMC Software, Inc.                1,000                     46,688

Burlington Resources, Inc.        2,500                     75,625

Cardinal Health, Inc.             1,500                     110,906

CBS Corp.                         5,000                     170,000

Centex Corp.                      2,000                     86,375

Chancellor Media Corp. (a)        1,000                     57,500

Chase Manhattan Corp.             2,000                     153,875

Chevron Corp.                     1,500                     112,125

Cisco Systems, Inc. (a)           3,000                     334,687

Citigroup, Inc.                   6,250                     350,391

Clear Channel Communications,     1,000                     61,875
Inc. (a)

Clorox Co.                        1,000                     125,125

Comcast Corp. Class A             2,000                     135,969
(special)

Compaq Computer Corp.             4,000                     190,500

Cooper Cameron Corp. (a)          2,500                     58,438

Corn Products International,      2,000                     53,125
Inc.

Crescent Real Estate Equities     1,000                     21,188
Co.

CVS Corp.                         1,000                     54,750

Dell Computer Corp. (a)           6,000                     600,000

DST Systems, Inc. (a)             1,000                     61,938

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

UNITED STATES OF AMERICA -
CONTINUED

du Pont (E.I.) de Nemours &       2,100                    $ 107,494
Co.

Duke Energy Corp.                 2,500                     154,531

EMC Corp. (a)                     2,000                     217,750

Exxon Corp.                       1,000                     70,438

Fannie Mae                        1,000                     72,875

Fleet Financial Group, Inc.       3,000                     132,938

Ford Motor Co.                    3,000                     184,313

Forest Laboratories, Inc. (a)     2,000                     92,375

Freddie Mac                       5,000                     310,000

Gap, Inc.                         2,000                     128,375

General Electric Co.              11,000                    1,153,625

General Motors Corp. Class H      2,000                     98,500
(a)

Gillette Co.                      7,400                     434,750

GTE Corp.                         2,000                     135,000

Guidant Corp.                     4,000                     235,750

Halliburton Co.                   5,400                     160,313

Hartford Financial Services       1,000                     51,938
Group, Inc.

Home Depot, Inc.                  4,500                     271,688

Household International, Inc.     4,293                     188,624

Intel Corp.                       4,000                     563,750

International Business            3,200                     586,400
Machines Corp.

Interpublic Group of              3,000                     237,375
Companies, Inc.

Johnson & Johnson                 4,500                     382,500

KLA-Tencor Corp. (a)              2,500                     144,375

Leggett & Platt, Inc.             6,200                     126,325

Lennar Corp.                      1,000                     27,375

Lilly (Eli) & Co.                 5,000                     468,438

Liz Claiborne, Inc.               1,500                     57,375

Lowe's Companies, Inc.            1,000                     58,313

Lucent Technologies, Inc.         3,000                     337,688

Masco Corp.                       4,000                     129,250

MCI WorldCom, Inc. (a)            21,304                    1,698,994

MediaOne Group, Inc.              2,000                     112,125

Medtronic, Inc.                   4,651                     370,627

Merck & Co., Inc.                 3,500                     513,625

Merrill Lynch & Co., Inc.         800                       60,800

Microsoft Corp. (a)               7,500                     1,312,500

Morgan Stanley, Dean Witter &     1,000                     86,813
Co.

Nabisco Holdings Corp. Class A    500                       21,031

National Mercantile Bancorp       2,403                     0
warrants 6/2/99 (a)

Newell Co.                        4,000                     166,250

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

UNITED STATES OF AMERICA -
CONTINUED

Nielsen Media Research, Inc.      3,000                    $ 56,625
(a)

Noble Affiliates, Inc.            500                       9,844

Omnicom Group, Inc.               3,000                     192,000

Oracle Corp. (a)                  3,000                     166,125

Owens-Illinois, Inc. (a)          1,000                     29,250

PepsiCo, Inc.                     4,000                     156,250

PG&E Corp.                        2,000                     63,875

Philip Morris Companies, Inc.     6,000                     282,000

Phillips Petroleum Co.            1,000                     38,625

Procter & Gamble Co.              4,000                     363,500

Qwest Communications              2,000                     119,875
International, Inc. (a)

Rite Aid Corp.                    2,000                     98,250

Safeskin Corp. (a)                2,000                     46,750

Schering-Plough Corp.             5,800                     316,100

Seagate Technology, Inc. (a)      3,000                     122,063

Seagull Energy Corp. (a)          1,000                     4,813

Sealed Air Corp. (a)              2,000                     106,125

Siebel Systems, Inc. (a)          4,000                     175,000

Sonic Automotive, Inc. (a)        4,000                     68,000

Steris Corp. (a)                  2,000                     60,250

Tel-Save.com, Inc. (a)            5,000                     63,438

Tele-Communications, Inc.         1,000                     68,563
(TCI Group) Series A (a)

Textron, Inc.                     2,500                     186,094

Time Warner, Inc.                 300                       18,750

Tosco Corp.                       1,200                     26,100

Tyco International Ltd.           1,500                     115,594

U.S. Bancorp                      6,000                     202,125

Union Pacific Resources           1,000                     8,063
Group, Inc.

Unisys Corp. (a)                  6,300                     208,688

USX-Marathon Group                6,500                     147,875

Viacom, Inc. Class B              1,000                     85,000
(non-vtg.) (a)

Wal-Mart Stores, Inc.             13,000                    1,118,000

Warner-Lambert Co.                3,500                     252,656

Washington Mutual, Inc.           5,080                     213,360

Waters Corp. (a)                  2,500                     227,500

Wells Fargo & Co.                 9,000                     314,438

                                                            25,204,140

TOTAL COMMON STOCKS                            55,692,682
(Cost $43,647,127)

PREFERRED STOCKS - 1.2%

                                 SHARES                    VALUE (NOTE 1)

CONVERTIBLE PREFERRED STOCKS
- 0.2%

AUSTRALIA - 0.1%

WBK Trust $3.135 STRYPES          1,700                    $ 55,250

JAPAN - 0.1%

AJL PEPS Trust $1.44              15,000                    104,063

TOTAL CONVERTIBLE PREFERRED                                 159,313
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 1.0%

GERMANY - 0.3%

Dyckerhoff AG                     190                       46,619

Porsche AG (non-vtg.)             29                        69,015

SAP AG (Systeme Anwendungen       350                       139,074
Produkte)

Wella AG                          64                        44,347

                                                            299,055

ITALY - 0.7%

Telecom Italia Mobile Spa         35,600                    148,455

Telecom Italia Spa Risp           77,100                    524,352

                                                            672,807

TOTAL NONCONVERTIBLE                                        971,862
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                      1,131,175
(Cost $1,206,117)


CONVERTIBLE BONDS - 0.2%

MOODY'S RATINGS (UNAUDITED)                  PRINCIPAL AMOUNT (C)

JAPAN - 0.2%

MBL International Finance of      A2         $ 240,000                           247,200
Bermuda Trust 3% 11/30/02
(Cost $277,225)

GOVERNMENT OBLIGATIONS -
30.8% (F)



FRANCE - 2.3%

French Government OAT 5.5%        Aaa   EUR   1,800,000                          2,265,539
4/25/04

GOVERNMENT OBLIGATIONS -
CONTINUED

MOODY'S RATINGS (UNAUDITED)                  PRINCIPAL AMOUNT (C)               VALUE (NOTE 1)

GERMANY - 4.1%

German Federal Republic           Aaa   EUR   625,000                           $ 859,062
7.375% 1/3/05

Treuhandanstalt 6.625% 7/9/03     Aaa   EUR   2,377,507                          3,075,035

                                                                                 3,934,097

ITALY - 1.6%

Italian Republic 10.5% 9/1/05     Aa3   EUR   361,519                            575,304

Italian Republic 6.75% 2/1/07     Aa3   EUR   700,000                            956,106

                                                                                 1,531,410

SPAIN - 1.2%

Spanish Kingdom 4.5% 7/30/04      Aa2   EUR   1,000,000                          1,177,526

SWEDEN - 0.8%

Swedish Kingdom 10.25% 5/5/03     Aa1   SEK   5,000,000                          810,731

UNITED KINGDOM - 2.0%

United Kingdom, Great Britain     Aaa   GBP   900,000                            1,899,022
& Northern Ireland 9.5%
4/18/05

UNITED STATES OF AMERICA -
18.8%

Fannie Mae 5.43% 1/27/00          Aaa         1,950,000                          1,958,229

Federal Home Loan Bank:

5.53% 2/3/00                      Aaa         1,625,000                          1,633,385

5.67% 1/14/00                     Aaa         2,985,000                          3,003,656

U.S. Treasury Bills, yield at     -           500,000                            496,003
date of purchase 4.29%
4/8/99 (e)

U.S. Treasury Bond:

stripped principal 0% 8/15/20     Aaa         5,010,000                          1,536,066

7.125% 2/15/23                    Aaa         1,350,000                          1,672,529

8.125% 8/15/19                    Aaa         1,300,000                          1,744,236

12.75% 11/15/10 (callable) (e)    Aaa         880,000                            1,272,973

13.875% 5/15/11 (callable)        Aaa         980,000                            1,510,582

U.S. Treasury Notes:

6.5% 10/15/06                     Aaa         1,900,000                          2,108,696

7% 7/15/06                        Aaa         425,000                            483,969

7.875% 8/15/01                    Aaa         640,000                            688,902

                                                                                 18,109,226

TOTAL GOVERNMENT OBLIGATIONS                                                     29,727,551
(Cost $28,930,136)


CASH EQUIVALENTS - 10.0%

                                               SHARES                         VALUE (NOTE 1)

Taxable Central Cash Fund (b)                  9,626,324                      $ 9,626,324
(Cost $9,626,324)

TOTAL INVESTMENT IN                                                           $ 96,424,932
SECURITIES - 100%
(Cost $83,686,929)


FUTURES CONTRACTS

                                EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/(LOSS)

PURCHASED

21 CAC 40 Index Contracts       Apr 1999             $ 981,864                            $ 55,959
(France)

7 DAX 30 Index Contracts        Mar 1999              1,002,176                            51,142
(Germany)

3 Russell 2000 Index Contracts  Mar 1999              613,068                              27,432

3 S&P 400 Midcap Index          Mar 1999              544,293                              22,707
Contracts

                                                      3,141,401                            157,240

THE FACE VALUE OF FUTURES
PURCHASED AS A PERCENTAGE OF
TOTAL INVESTMENT IN
SECURITIES - 3.3%.


SECURITY TYPE ABBREVIATIONS

PEPS                         -   Participating Equity
                                 Preferred Shares/Premium
                                 Exchangeable Participating
                                 Shares

STRYPES                      -   Structured Yield Product
                                 Exchangeable for  Common Stock

CURRENCY ABBREVIATIONS

EUR                          -   European Monetary Unit

GBP                          -   British pound

SEK                          -   Swedish krona

LEGEND
(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.81%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $370,277 or 0.4% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $343,057.

(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A 30.5%         AAA, AA, A 30.5%
Baa         0.0%         BBB         0.0%
Ba          0.0%         BB          0.0%
B           0.0%         B           0.0%
Caa         0.0%         CCC         0.0%
Ca, C       0.0%         CC, C       0.0%
                         D           0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government.

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

As a Percentage of Total Value of Investment in Securities

Basic Industries              1.2%

Cash Equivalents             10.0

Durables                      2.7

Energy                        2.6

Finance                      11.5

Government Obligations       30.8

Health                        6.4

Industrial Machinery &        2.8
Equipment

Media & Leisure               1.8

Nondurables                   4.3

Retail & Wholesale            4.4

Services                      1.3

Technology                    9.1

Utilities                     9.5

Others (Individually less     1.6
than 1%)

                            100.0%

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $83,721,952. Net unrealized appreciation aggregated $12,702,980, of which $14,811,486 related to appreciated investment securities and $2,108,506 related to depreciated investment securities.

At July 31, 1998, the fund had a capital loss carryforward of approximately $6,552,000 which will expire on July 31, 2004.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                           JANUARY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at               $ 96,424,932
value (cost $83,686,929) -
See accompanying schedule

Foreign currency held at                    4,081
value (cost $3,682)

Receivable for investments                  1,779,461
sold

Receivable for fund shares                  576,527
sold

Dividends receivable                        62,781

Interest receivable                         626,260

Receivable for daily                        16,619
variation on futures
contracts

 TOTAL ASSETS                               99,490,661

LIABILITIES

Payable to custodian bank      $ 16,478

Payable for investments         1,489,886
purchased

Payable for fund shares         228,748
redeemed

Accrued management fee          58,902

Other payables and accrued      131,490
expenses

 TOTAL LIABILITIES                          1,925,504

NET ASSETS                                 $ 97,565,157

Net Assets consist of:

Paid in capital                            $ 90,819,850

Distributions in excess of                  (104,662)
net investment income

Accumulated undistributed net               (6,039,909)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 12,889,878
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 5,656,892                  $ 97,565,157
shares outstanding

NET ASSET VALUE, offering                   $17.25
price and redemption price
per share ($97,565,157
(divided by) 5,656,892
shares)

STATEMENT OF OPERATIONS
                                             SIX MONTHS ENDED
                                             JANUARY 31,
                                             1999 (UNAUDITED)

INVESTMENT INCOME                            $ 282,204
Dividends

Interest                                      1,049,845

                                              1,332,049

Less foreign taxes withheld                   (15,589)

 TOTAL INCOME                                 1,316,460

EXPENSES

Management fee                   $ 334,165

Transfer agent fees               121,011

Accounting fees and expenses      33,172

Non-interested trustees'          998
compensation

Custodian fees and expenses       49,857

Registration fees                 20,695

Audit                             31,020

Legal                             150

Miscellaneous                     1,684

 Total expenses before            592,752
reductions

 Expense reductions               (3,959)     588,793

NET INVESTMENT INCOME                         727,667

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            116,799

 Foreign currency transactions    (49,357)

 Futures contracts                575,697     643,139

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            3,519,350

 Assets and liabilities in        1,711
foreign currencies

 Futures contracts                100,473     3,621,534

NET GAIN (LOSS)                               4,264,673

NET INCREASE (DECREASE) IN                   $ 4,992,340
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 727,667                     $ 1,467,414
income

 Net realized gain (loss)         643,139                       6,633,711

 Change in net unrealized         3,621,534                     (725,159)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       4,992,340                     7,375,966
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,574,612)                   (1,895,825)
from net investment income

Share transactions Net            24,733,367                    66,298,210
proceeds from sales of shares

 Reinvestment of distributions    1,484,276                     1,827,302

 Cost of shares redeemed          (27,030,727)                  (53,263,687)

 NET INCREASE (DECREASE) IN       (813,084)                     14,861,825
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       2,604,644                     20,341,966
IN NET ASSETS

NET ASSETS

 Beginning of period              94,960,513                    74,618,547

 End of period (including        $ 97,565,157                  $ 94,960,513
under (over) distribution
of net investment income of
$(104,662) and  $742,283,
respectively)

OTHER INFORMATION
Shares

 Sold                             1,534,051                     4,236,702

 Issued in reinvestment of        95,920                        124,912
distributions

 Redeemed                         (1,688,350)                   (3,475,772)

 Net increase (decrease)          (58,379)                      885,842



FINANCIAL HIGHLIGHTS
                                SIX MONTHS ENDED
                                JANUARY 31,         YEARS ENDED JULY 31,
                                1999

                                (UNAUDITED)         1998                  1997      1996      1995       1994

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 16.62             $ 15.45               $ 12.91   $ 12.40   $ 11.99    $ 11.98
period

Income from Investment
Operations

 Net investment income           .13 D                  .30 D                 .31 D     .31       .28        .32 D

 Net realized and                .78                    1.27                  2.68      .25       .13        .25
unrealized gain (loss)

 Total from investment           .91                    1.57                  2.99      .56       .41        .57
operations

Less Distributions

 From net investment   income    (.28)                  (.40)                 (.45)     (.05)     -          (.15)

 From net realized gain          -                      -                     -         -         -          (.11)

 In excess of net   realized     -                      -                     -         -         -          (.20)
gain

 Return of capital               -                      -                     -         -         -          (.10)

 Total distributions             (.28)                  (.40)                 (.45)     (.05)     -          (.56)

Net asset value, end   of       $ 17.25              $ 16.62               $ 15.45   $ 12.91   $ 12.40    $ 11.99
period

TOTAL RETURN B, C                5.68%                 10.53%                23.93%    4.52%     3.42%      4.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 97,565             $ 94,961              $ 74,619  $ 87,785  $ 148,831  $ 313,246
(000 omitted)

Ratio of expenses to average     1.32% A               1.39%                 1.51%     1.39%     1.34%      1.68%
net assets

Ratio of expenses to average     1.31% A, E            1.37% E               1.49% E   1.36% E   1.33% E    1.67% E
net assets after expense
reductions

Ratio of net investment          1.62% A               1.95%                 2.28%     2.94%     4.68%      2.56%
income to average  net assets

Portfolio turnover rate          103% A                81%                   57%       189%      242%       226%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Global Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

in one or more repurchase agreements for U.S. Treasury or Federal
Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $41,929,527 and $41,082,501, respectively, of which U.S. government and government agency obligations aggregated $1,984,435 and $0, respectively.

The market value of futures contracts opened and closed during the period amounted to $12,275,752 and $11,899,281, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .74% of average net assets
 .
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,194 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $3,720 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $96 and $143, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited
Kent, England
Fidelity Investments Japan Ltd.
Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard R. Mace, Jr., Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

* INDEPENDENT TRUSTEES

GBL-SANN-0399  72370
1.700152.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity(registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(fidelity_logo_graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com



FIDELITY
LOW-PRICED STOCK
FUND

SEMIANNUAL REPORT
JANUARY 31, 1999

(fidelity_logo_graphic)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  44  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 48  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After the first month of 1999, U.S. stock markets seem to have maintained their momentum from 1998, as the S&P 500, the Dow and NASDAQ all reached record highs in January. The technology sector, and Internet stocks in particular, were the main contributors. In the bond markets, domestic securities continued to trade at historically low yields, while positive economic news helped credit-sensitive sectors outperform Treasury bonds.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY LOW-PRICED STOCK       -3.33%         -0.52%       99.13%        369.37%

FIDELITY LOW-PRICED STOCK       -6.23%         -3.50%       93.16%        355.29%
(INCL. 3.00% SALES CHARGE)

Russell 2000 (registered        2.40%          0.33%        72.12%        198.06%
trademark)

Small Cap Funds Average         1.30%          1.76%        81.32%        n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 27, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 713 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY LOW-PRICED STOCK         -0.52%       14.77%        18.52%

FIDELITY LOW-PRICED STOCK         -3.50%       14.07%        18.12%
(INCL. 3.00% SALES CHARGE)

Russell 2000                      0.33%        11.47%        12.75%

Small Cap Funds Average           1.76%        12.37%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Low-Priced Stock            Russell 2000
             00316                       RS002
  1989/12/27       9700.00                    10000.00
  1989/12/31       9593.30                    10142.97
  1990/01/31       9535.10                     9256.82
  1990/02/28       9719.40                     9544.23
  1990/03/31       9816.40                     9915.46
  1990/04/30       9447.80                     9591.71
  1990/05/31      10194.70                    10270.61
  1990/06/30      10476.00                    10291.43
  1990/07/31      10417.80                     9838.77
  1990/08/31       9379.90                     8528.44
  1990/09/30       8968.27                     7773.76
  1990/10/31       8816.43                     7299.19
  1990/11/30       9292.18                     7855.75
  1990/12/31       9585.72                     8167.44
  1991/01/31      10466.35                     8906.05
  1991/02/28      11397.59                     9899.21
  1991/03/31      12156.76                    10596.00
  1991/04/30      12622.38                    10569.34
  1991/05/31      12814.70                    11073.13
  1991/06/30      12045.42                    10427.83
  1991/07/31      12784.34                    10793.76
  1991/08/31      13138.61                    11193.28
  1991/09/30      13192.71                    11280.93
  1991/10/31      13653.40                    11579.29
  1991/11/30      13098.47                    11043.73
  1991/12/31      14019.94                    11928.06
  1992/01/31      15233.92                    12894.55
  1992/02/29      16211.56                    13270.70
  1992/03/31      15674.40                    12821.51
  1992/04/30      15824.80                    12372.32
  1992/05/31      15932.23                    12536.84
  1992/06/30      15545.48                    11943.94
  1992/07/31      16050.41                    12359.54
  1992/08/31      16007.44                    12010.77
  1992/09/30      16137.72                    12287.78
  1992/10/31      16406.50                    12678.35
  1992/11/30      17515.20                    13648.50
  1992/12/31      18079.01                    14123.98
  1993/01/31      18543.44                    14602.03
  1993/02/28      18384.85                    14264.77
  1993/03/31      18939.91                    14727.65
  1993/04/30      18758.67                    14323.38
  1993/05/31      19155.14                    14957.18
  1993/06/30      19223.10                    15050.49
  1993/07/31      19472.31                    15258.29
  1993/08/31      20163.30                    15917.47
  1993/09/30      20327.14                    16366.66
  1993/10/31      21075.97                    16787.91
  1993/11/30      20713.64                    16235.37
  1993/12/31      21733.10                    16790.47
  1994/01/31      22863.72                    17316.90
  1994/02/28      22851.16                    17254.27
  1994/03/31      21846.16                    16343.28
  1994/04/30      22034.60                    16440.43
  1994/05/31      21959.22                    16255.82
  1994/06/30      21645.16                    15703.83
  1994/07/31      22135.10                    15961.84
  1994/08/31      22964.22                    16851.27
  1994/09/30      23073.27                    16794.85
  1994/10/31      23252.45                    16728.57
  1994/11/30      22632.20                    16052.95
  1994/12/31      22778.19                    16484.25
  1995/01/31      22763.95                    16276.27
  1995/02/28      23418.83                    16953.35
  1995/03/31      23575.43                    17245.32
  1995/04/30      24344.19                    17628.78
  1995/05/31      24842.46                    17931.89
  1995/06/30      25796.30                    18862.12
  1995/07/31      27405.01                    19948.62
  1995/08/31      27661.27                    20361.30
  1995/09/30      28155.35                    20724.91
  1995/10/31      27354.31                    19798.05
  1995/11/30      28066.35                    20629.85
  1995/12/31      28448.62                    21174.16
  1996/01/31      28756.17                    21151.47
  1996/02/29      29678.83                    21810.65
  1996/03/31      30170.91                    22254.62
  1996/04/30      31431.88                    23444.61
  1996/05/31      32385.29                    24368.50
  1996/06/30      31770.18                    23367.84
  1996/07/31      30555.35                    21326.81
  1996/08/31      31724.05                    22565.05
  1996/09/30      32717.98                    23446.88
  1996/10/31      33317.40                    23085.51
  1996/11/30      35082.34                    24036.74
  1996/12/31      36098.62                    24666.68
  1997/01/31      36504.41                    25159.64
  1997/02/28      36927.11                    24549.60
  1997/03/31      36250.79                    23391.20
  1997/04/30      36200.07                    23456.40
  1997/05/31      38922.26                    26065.92
  1997/06/30      40494.70                    27182.99
  1997/07/31      42608.21                    28447.87
  1997/08/31      42963.28                    29098.79
  1997/09/30      45766.34                    31228.66
  1997/10/31      45019.86                    29856.82
  1997/11/30      45233.14                    29663.71
  1997/12/31      45748.92                    30182.91
  1998/01/31      45767.12                    29706.57
  1998/02/28      48279.40                    31903.16
  1998/03/31      50063.48                    33218.93
  1998/04/30      50773.47                    33402.75
  1998/05/31      49608.36                    31603.78
  1998/06/30      49371.69                    31670.26
  1998/07/31      47096.08                    29106.43
  1998/08/31      39686.69                    23454.55
  1998/09/30      41093.86                    25290.05
  1998/10/31      42727.25                    26321.47
  1998/11/30      44480.17                    27700.52
  1998/12/31      45991.83                    29414.67
  1999/01/29      45528.89                    29805.56
IMATRL PRASUN   SHR__CHT 19990131 19990212 142747 R00000000000113

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Low-Priced Stock Fund on December 27, 1989, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by January 31, 1999, the value of the investment would have grown to $45,529 - a 355.29% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $29,806 - a 198.06% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The first month of 1999 proved to
be a continuation of 1998's strong
U.S. stock market performance.
For the six-month period ending
January 31, 1999, the Standard
and Poor's 500 Index - a popular
performance measure of U.S. stock
markets - returned 15.02%. In
the early stages of the six-month
period, U.S. equity markets were
staggering toward a deep abyss,
one they would fall into on the news
of Russia's currency devaluation
and loan defaults. Faced with
global economic chaos, investors
began fleeing the equity markets
in droves, searching for safer, less
volatile havens - particularly U.S.
Treasuries. To address the lack of
confidence in domestic and global
equity markets, the U.S. Federal
Reserve Board intervened with three
separate 0.25% interest-rate cuts in
the late fall. Those cuts, combined
with skyrocketing Internet and
technology advances, helped stocks
to quickly ascend to - and even
surpass - their former lofty levels.
At the end of 1998, the S&P 500(registered trademark) recorded its unprecedented fourth-straight year of returns exceeding 20%. Despite some instances of profit-taking in technology issues and concerns over Brazil's currency devaluation in the first month of 1999, the S&P 500 index, Dow Jones
Industrial Average and NASDAQ
all reached record highs in
January.

(photograph of Joel Tillinghast)

An interview with Joel Tillinghast, Portfolio Manager of Fidelity
Low-Priced Stock Fund

Q. HOW DID THE FUND PERFORM, JOEL?

A. For the six months that ended January 31, 1999, the fund returned -3.33%. The Russell 2000 Index returned 2.40% during that time, while the small cap funds average, as tracked by Lipper Inc., returned 1.30%. For the 12 months that ended January 31, 1999, the fund returned -0.52%, while the Russell 2000 and Lipper group returned 0.33% and 1.76%, respectively.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

A. The market has been extremely divided over the past year. Large-cap stocks in general surged, as did technology stocks, particularly those that were Internet-related. Most other stocks, meanwhile, languished, with more than half of the publicly traded stocks losing value over the last six months and year. Since the fund invests primarily in smaller companies, these trends obviously hampered performance. Looking further, we also saw some narrowness within the small-cap universe, as technology companies - and again those involved in the Internet - accounted for most of the group's gains. The fund had minimal holdings in Internet companies, and was underweighted in technology stocks relative to the Russell 2000. These factors combined to detract from performance.

Q. WHY DID YOU CHOOSE TO UNDERWEIGHT TECHNOLOGY STOCKS?

A. Several factors, especially high valuations, kept me away. Most of the companies within the fund's portfolio are currently profitable, but most Internet companies were losing money during the period. On average, the stocks in the fund have low price-to-earnings ratios, but many technology stocks trade at high ratios. When the fund does pay up for a faster-growing company, it's usually because the company has a business model with recurring revenue and a leading market position within its industry. A good example is Kronos, a leader in electronic time and attendance systems. By contrast, the Internet and many other areas of technology are changing so rapidly that they haven't shown that their business models will work, and it isn't clear who will emerge as leaders in their categories. Also, the Internet is likely to be used by almost all businesses, so I felt it was better to participate through companies with existing distribution ability and brands. Intimate Brands, for example, which owns women's apparel company Victoria's Secret, extended its sales reach to the Internet during the period.

Q. CAN YOU POINT TO ANY AREAS OF THE MARKET WHERE YOU DID FIND
OPPORTUNITIES?

A. Domestic consumer sectors were attractive, with strong consumer spending and moderate stock valuations. I added to the fund's positions in several homebuilding companies, most notably Clayton Homes and Oakwood Homes. Retail-related investments such as AutoZone and BJ's Wholesale Club also performed well. Other consumer companies that did well included Fossil, a watch designer, and Kenneth Cole, a shoe company. Media companies, especially cable TV companies, also turned in generally positive results. Strong subscriber growth and solid revenues - combined with the promising fusion of cable TV and the Internet - helped steer Texas-based TCA Cable and Canadian-based Cogeco and Moffat to solid gains.

Q. FINANCE STOCKS ACCOUNTED FOR JUST OVER 16% OF THE FUND'S TOTAL
INVESTMENTS AT THE END OF THE PERIOD. CAN YOU GIVE US A REPORT CARD ON THESE STOCKS?

A. I'd have to give them a below-average grade. Banks and other lending institutions went through a difficult performance stretch, due mainly to increased concerns about credit quality and derivatives. Some names that detracted from the fund's performance during the period included insurer MMI Companies and Sweden-based Nordbanken. Another factor that may have hurt finance stocks was that the level of merger and acquisition activity within the sector tailed off some during the period.

Q. WHAT'S YOUR OUTLOOK?

A. I'll continue to look for companies that I feel can offer steady earnings growth in a flat-profit environment. In the short term, stock prices don't always move with earnings. Since small company stock prices have not risen as much as earnings, I think they are overdue to catch up - particularly since large company stock prices have risen faster than their earnings for four consecutive years.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: capital appreciation by
investing mainly in low-priced
common stocks ($35 or less
at time of purchase)

FUND NUMBER: 316

TRADING SYMBOL: FLPSX

START DATE: December 27,
1989

SIZE: as of January 31,
1999, more than $8.6
billion

MANAGER: Joel Tillinghast,
since 1989; analyst for
natural gas, personal care
products, appliance and
tobacco industries,
1986-1989; joined Fidelity
in 1986

JOEL TILLINGHAST TALKS ABOUT
MAINTAINING HIS INVESTMENT
DISCIPLINE THROUGH BUMPY
SMALL-CAP MARKETS:

"One of the biggest challenges I face
when small-cap stocks are
struggling is to resist the
temptation to chase whatever
stocks have gone up. During the
period, for example, Internet
stocks rose dramatically in value
despite the fact that many of them
have never earned a profit. Also,
while every stock has some degree
of future uncertainty, the future
for Internet stocks, in my view, is
impossible to forecast. Thus, I was
faced with a decision. I could
change my stripes and invest in
stocks that had appreciated in value
for reasons unclear to me, or I could
stick with names that I did know,
even though they weren't rising in
value. My experience has taught
me that the latter philosophy
usually works out best in the long
run.

"Instead of jumping on the Internet
bandwagon, I chose to focus on
companies that I felt could steadily
grow their earnings through difficult
market phases. Until small-caps
bounce back, this seemed to be a
logical approach. What will it take
for small-caps to rebound?
Credit-wary investors are currently
attracted to big stocks because of
their favorable liquidity
characteristics. If banks show a
willingness to lend to smaller, riskier
credits, that would benefit
small-cap companies."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JANUARY
31, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE STOCKS 6 MONTHS AGO

Gallaher Group PLC sponsored      1.5                      1.2
ADR

USEC, Inc.                        1.5                      1.1

Hyder PLC                         1.2                      1.1

AutoZone, Inc.                    1.1                      0.6

King World Productions, Inc.      1.1                      1.0

Biomet, Inc.                      1.0                      0.8

Reynolds & Reynolds Co. Class A   1.0                      0.7

BJ's Wholesale Club, Inc.         0.9                      0.5

First BanCorp P R                 0.9                      0.8

Viad Corp.                        0.9                      0.8

TOP FIVE MARKET SECTORS AS OF
JANUARY 31, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE MARKET SECTORS 6
                                                          MONTHS AGO

FINANCE                           16.3                     16.9

TECHNOLOGY                        11.9                     10.3

HEALTH                            8.0                      6.4

RETAIL & WHOLESALE                7.9                      6.5

MEDIA & LEISURE                   7.3                      5.8


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999 *
Stocks 94.2%
Short-term
investments 5.8%
*FOREIGN
INVESTMENTS 22.8%
Row: 1, Col: 1, Value: 94.2
Row: 1, Col: 2, Value: 5.8

AS OF JULY 31, 1998 **
Stocks 89.2%
Short-term
investments 10.8%
**FOREIGN
INVESTMENTS 25.6%
Row: 1, Col: 1, Value: 89.2
Row: 1, Col: 2, Value: 10.8




INVESTMENTS JANUARY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 94.2%

                                 SHARES                   VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.4%

AEROSPACE & DEFENSE - 0.1%

Allied Research Corp. (a)(d)      473,000                 $ 3,370

Primex Technologies, Inc.         137,400                  6,114

                                                           9,484

DEFENSE ELECTRONICS - 0.3%

Ducommun, Inc. (a)(d)             1,095,500                15,611

Flir Systems, Inc. (a)            300,000                  6,563

                                                           22,174

SHIP BUILDING & REPAIR - 0.0%

Vosper Thornycroft Holdings       50,000                   594
PLC

TOTAL AEROSPACE & DEFENSE                                  32,252

BASIC INDUSTRIES - 4.8%

CHEMICALS & PLASTICS - 2.9%

Aronkasei Co. Ltd.                650,000                  1,457

CFC International, Inc. (a)       118,500                  1,274

Cytec Industries, Inc. (a)        545,000                  12,092

European Colour PLC               1,000,000                946

Foamex International, Inc.        152,500                  1,773

International Specialty           1,640,000                16,503
Products, Inc. (a)

Ivex Packaging Corp. (a)          15,000                   331

Low & Bonar PLC                   100,000                  321

McKechnie PLC                     200,000                  1,287

Nihon Kagaku Sangyo Co. Ltd.      200,000                  472

Nippon Chemical Industrial        300,000                  866
Co. Ltd.

Octel Corp. (a)(d)                1,472,000                19,596

OM Group, Inc.                    215,000                  6,773

Quixote Corp. (d)                 576,700                  6,920

Solutia, Inc.                     1,460,000                27,923

Spartech Corp.                    953,000                  22,753

Tokyo Printing Ink                375,000                  709
Manufacturing Co. Ltd.

USEC, Inc. (d)                    8,645,000                125,353

Wardle Storeys PLC                250,000                  1,473

                                                           248,822

IRON & STEEL - 0.3%

Beltecno Corp. (a)                100,000                  219

Bunka Shutter Co. Ltd.            150,000                  366

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

IRON & STEEL - CONTINUED

Chubu Steel Plate Co. Ltd. (a)    1,000,000               $ 1,374

Cold Metal Products, Inc.         353,200                  1,104
(a)(d)

Fansteel, Inc. (a)(d)             800,000                  4,600

Harris Steel Group, Inc.          200,000                  1,886
Class A

Hawk Corp. Class A (a)            119,500                  963

Japan Steel Tower Co. Ltd.        500,000                  898

Nittetsu Steel Drum Co. Ltd.      100,000                  266

Richardsons Westgarth PLC (d)     3,632,300                2,032

Roanoke Electric Steel Corp.      370,500                  5,604

Samuel Manu-Tech, Inc.            350,000                  1,992

Takigami Steel Construction       300,000                  886
Co. Ltd.

                                                           22,190

METALS & MINING - 0.8%

Acier Leroux, Inc.:

Class B (sub-vtg.) (a)            125,000                  430

Class B (a)                       200,000                  688

AFC Cable Systems, Inc. (a)(d)    879,000                  30,985

Brush Wellman, Inc.               32,300                   485

Cable Design Technology Corp.     810,000                  15,491
(a)

Chase Industries, Inc. (a)(d)     796,400                  8,462

Draka Holding NV                  25,000                   630

Fimalac SA (Finance Marc de       50,000                   5,680
Lacharriere)

Johnson Matthey PLC               300,000                  2,073

Major Drilling Group              75,000                   261
International, Inc. (a)

Metaleurop SA warrants 2/4/00     315,190                  90
(a)

Nagahori Corp.                    200,000                  344

PK Cables OY                      100,000                  2,523

Special Metals Corp. (a)          481,500                  2,949

Toami Corp. (d)                   350,000                  1,684

                                                           72,775

PACKAGING & CONTAINERS - 0.3%

Boxmore International PLC         440,000                  1,122

Owens-Illinois, Inc. (a)          550,000                  16,088

Silgan Holdings, Inc. (a)         350,600                  8,195

Tupperware Corp.                  25,000                   514

                                                           25,919

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS - 0.5%

ABT Building Products Corp.       472,000                 $ 6,992
(a)

Clondalkin Group Ltd. unit        1,000,000                6,134

CVG (Crown Van Gelder)            300,000                  4,754

Mercer International, Inc.        227,200                  1,619
(SBI)

Metsa-Serla Ltd. Class B Free     3,000,000                20,720
Shares

Rolland, Inc.                     325,000                  1,323

Uehara Sei Shoji Co. Ltd.         1,000,000                2,388

                                                           43,930

TOTAL BASIC INDUSTRIES                                     413,636

CONSTRUCTION & REAL ESTATE -
6.4%

BUILDING MATERIALS - 1.0%

American Precision                60,000                   566
Industries, Inc. (a)

American Woodmark Corp.           184,000                  6,969

Asahi Concrete Works Co. Ltd.     900,000                  2,474
(d)

Barnett, Inc. (a)                 472,500                  6,261

Baynes (Charles) PLC              1,000,000                971

Brampton Brick Ltd. Class A       375,000                  918
(a)

Devcon International Corp. (a)    217,700                  558

Domco, Inc.                       725,000                  4,798

Drew Industries, Inc. (a)(d)      1,137,500                14,361

Engineered Support Systems,       305,750                  4,873
Inc. (d)

Florida Rock Industries, Inc.     54,200                   1,568

Giant Cement Holding, Inc.        587,100                  10,568
(a)(d)

Heywood Williams Group PLC        350,000                  1,238

Hibiya Engineering Ltd.           1,500,000                5,540

Kaynar Technologies, Inc. (a)     197,200                  5,300

Komai Tekko, Inc.                 125,000                  241

Kondotec, Inc.                    275,000                  1,328

Kyushu Fujisash Co. Ltd.          100,000                  181

Matsuo Bridge Co. Ltd.            500,000                  902

Nichiha Corp.                     300,000                  2,912

Patrick Industries, Inc. (d)      593,000                  8,747

Polynorm NV                       19,950                   1,388

Polypipe PLC                      2,200,000                4,598

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

BUILDING MATERIALS - CONTINUED

Raytech Corp. (a)(d)              328,800                 $ 986

Westburne, Inc.                   100,000                  930

                                                           89,176

CONSTRUCTION - 4.4%

Amec PLC                          2,000,000                5,381

American Buildings Co. (a)        131,700                  3,144

American Homestar Corp. (a)       405,200                  5,268

Aoki Marine Co. Ltd.              200,000                  326

Barratt Developments PLC          600,000                  2,068

Beazer Homes USA, Inc. (a)(d)     427,900                  11,553

Bovis Homes Group PLC             400,000                  1,376

Bryant Group PLC                  200,000                  309

Cavalier Homes, Inc.              508,300                  5,083

Clayton Homes, Inc.               4,423,358                60,821

Crossman Communities, Inc.        1,147,600                30,698
(a)(d)

D.R. Horton, Inc.                 700,000                  14,788

Dominion Homes, Inc. (a)(d)       532,500                  5,858

Engle Homes, Inc. (d)             998,000                  13,785

Fortress Group, Inc.              173,700                  380

Henry Boot & Sons PLC             200,000                  586

Jacobs Engineering Group,         1,100,000                46,131
Inc. (a)

Kaneshita Construction Co.        400,000                  1,931
Ltd.

M/I Schottenstein Homes, Inc.     880,000                  17,710
(d)

Matsui Construction Co. Ltd.      400,000                  962

Meritage Corp. (a)                260,000                  3,851

Monaco Coach Corp. (a)            500,000                  14,500

NCI Building Systems, Inc. (a)    187,500                  5,016

Oakwood Homes Corp. (d)           3,177,000                60,959

Oriole Homes Corp. Class B        276,800                  588
(a)(d)

Persimmon PLC                     200,000                  599

Redrow Group PLC Class L          1,100,000                3,204

Robertson Ceco Corp. (a)(d)       1,017,600                8,204

Southern Energy Homes, Inc.       1,426,000                9,091
(a)(d)

Swan Hill Group PLC               2,100,000                1,348

Takada Kiko Co. Ltd.              700,000                  2,646

Tay Homes PLC (d)                 2,900,000                5,893

Technip SA (a)(e)                 50,000                   4,430

U.S. Home Corp. (a)               615,045                  21,834

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

CONSTRUCTION - CONTINUED

Willbros Group, Inc. (a)          323,800                 $ 1,599

Wimpey George PLC                 1,000,000                1,670

Writer Corp. (a)                  82,000                   154

Yokogawa Bridge Corp.             1,000,000                2,800

Yokogawa Construction Co.         250,000                  754
Ltd.

                                                           377,298

ENGINEERING - 0.6%

Ataka Construction &              50,000                   198
Engineering Co. Ltd.

Dai-Dan Co. Ltd.                  300,000                  2,043

Hoan Kogyo Co. Ltd.               500,000                  1,203

Japan Engineering Consultants     300,000                  644

Kawasaki Setsubi Kogyo Co.        200,000                  584
Ltd.

Metalrax Group PLC Class L        2,000,000                2,814

MYR Group, Inc. (d)               500,000                  5,750

NFO Worldwide, Inc. (a)           250,000                  3,047

Ohba Co. Ltd.                     125,000                  458

Sanshin Corp.                     250,000                  462

Sanyo Engineering &               800,000                  2,756
Construction, Inc.

Stantec, Inc. (a)                 275,000                  1,984

Taihei Dengyo Kaisha Ltd.         200,000                  670

URS Corp. (a)(d)                  1,244,000                27,135

                                                           49,748

REAL ESTATE - 0.1%

Chuo Warehouse Co. Ltd.           200,000                  945

Echelon International Corp.       46,000                   995
(a)

FRM Nexus, Inc. (a)(d)            156,649                  294

Kennedy-Wilson, Inc. (a)(d)       390,000                  4,071

Meiwa Estate Co. Ltd.             50,000                   902

Nagawa Co. Ltd. (d)               850,000                  2,774

                                                           9,981

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

AMRESCO Capital Trust, Inc.       525,000                  5,053
(d)

Banyan Strategic Realty Trust     919,250                  4,366
(SBI) (d)

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Meditrust Corp. unit              250,000                 $ 3,922

Redwood Trust, Inc. (d)           1,021,719                15,198

                                                           28,539

TOTAL CONSTRUCTION & REAL                                  554,742
ESTATE

DURABLES - 7.2%

AUTOS, TIRES, & ACCESSORIES -
3.3%

Autocam Corp. (d)                 469,902                  6,579

AutoZone, Inc. (a)                2,850,000                96,544

Cook (D.C.) Holdings PLC (d)      2,300,000                833

Dagenham Motors Group PLC         250,000                  646
Class L

Dixon Motors PLC                  200,000                  329

Durakon Industries, Inc.          651,800                  8,310
(a)(d)

European Motor Holdings PLC       200,000                  216

FCC Co. Ltd.                      50,000                   558

Federal Screw Works (d)           108,800                  5,603

Fuji Heavy Industries Ltd.        100,000                  562

Hahn Automotive Warehouse,        150,000                  309
Inc. (a)

Keiiyu Co. Ltd.                   150,000                  722

Koito Industries Ltd.             1,044,000                3,273

Kwik-Fit Holdings PLC Class L     250,000                  1,691

Mercury Air Group, Inc. (a)(d)    651,240                  5,129

Meritor Automotive, Inc.          1,135,000                19,792

Monro Muffler Brake, Inc. (d)     600,000                  4,800

Murakami Corp. (d)                700,000                  2,297

Nissin Shoji Co. Ltd.             200,000                  893

Owari Precise Products Co.        173,000                  334
Ltd.

Peugeot SA                        122,000                  20,732

Piolax, Inc.                      525,000                  3,608

Quicks Group PLC (d)              3,800,000                5,628

Rocla OYJ                         50,000                   341

Sanderson Bramal Motor Group      550,000                  1,358
PLC

Strattec Security Corp. (a)(d)    450,600                  14,476

Superior Industries               85,000                   2,332
International, Inc.

Sylea SA                          18,000                   1,022

Tachi-S Co. Ltd.                  750,000                  2,828

TBC Corp. (a)(d)                  1,792,200                11,873

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Tochigi Fuji Industrial Co.       600,000                 $ 1,227
Ltd.

Transpro, Inc. (d)                660,925                  4,131

Travel Ports of America           201,011                  704

Uni-Select, Inc. (d)              650,000                  14,624

World Fuel Services Corp. (d)     1,249,906                14,061

Wynn's International, Inc. (d)    1,774,000                33,373

                                                           291,738

CONSUMER DURABLES - 0.5%

Asko OY Class A                   800,000                  11,905

Beijer (G&L) AG Series B          125,000                  1,874

Libbey, Inc.                      760,000                  19,048

Mikasa, Inc.                      442,100                  5,029

Portmeirion Potteries             125,000                  267
Holdings PLC

Sankyo Co. Ltd. (Gunma)           100,000                  1,675

                                                           39,798

CONSUMER ELECTRONICS - 0.8%

Boston Acoustics, Inc.            31,000                   729

Fantom Technologies, Inc.         120,000                  1,429

Fossil, Inc. (a)(d)               1,475,000                43,743

Haw Par Brothers                  500,000                  591
International Ltd.

Koss Corp. (a)(d)                 210,000                  2,389

Movado Group, Inc. (d)            782,512                  19,905

Tulikivi OY Series A              35,000                   716

                                                           69,502

HOME FURNISHINGS - 1.1%

Airsprung Furniture Group PLC     975,000                  1,444

Beter Bed Holding NV              131,666                  4,652

BMTC Group, Inc. Class A          400,000                  5,691
(sub-vtg.) (d)

Bush Industries, Inc. Class       999,800                  12,747
A. (d)

Chromcraft Revington, Inc.        559,800                  9,027
(a)(d)

Dorel Industries, Inc.:

Class A (multi-vtg.) (a)(e)       200,000                  3,097

Class B (a)                       600,000                  9,271

Ladd Furniture, Inc.              309,100                  7,032

Martela OY Class A                15,000                   392

Meadowcraft, Inc. (a)             218,900                  2,353

Nakayamafuku Co. Ltd.             54,800                   144

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

HOME FURNISHINGS - CONTINUED

Nippon Filing Co. Ltd.            100,000                 $ 381

Rosebys PLC                       500,000                  617

Samas Groep NV                    100,000                  1,340

Shelby Williams Industries,       428,900                  5,683
Inc.

Silentnight Holdings PLC          150,000                  444

Stanley Furniture Co., Inc.       645,400                  14,199
(a)(d)

Tosco Co. Ltd.                    452,000                  1,378

Winsloew Furniture, Inc.          574,200                  16,293
(a)(d)

                                                           96,185

TEXTILES & APPAREL - 1.5%

Berisford (S.W.) PLC              1,450,000                4,092

Chemfab Corp. (a)                 79,100                   1,355

Concord Fabrics, Inc.:

Class A (a)(d)                    169,600                  1,049

Class B (a)(d)                    122,700                  736

Conso Products Co. (a)(d)         748,050                  5,984

Decorator Industries, Inc. (d)    377,915                  3,000

Dewhirst (IJ) Group PLC           5,264,000                5,890

Dyersburg Corp. (d)               700,100                  2,100

Fila Holding Spa sponsored ADR    379,500                  3,748

Fruit of the Loom, Inc. Class     200,000                  2,900
A (a)

Galey & Lord, Inc. (a)            50,000                   275

Hampshire Group Ltd. (a)(d)       335,800                  3,820

Happy Kids, Inc.                  200,000                  2,450

Impact 21 Co. Ltd.                50,000                   502

Interface, Inc. Class A           75,000                   773

Jeans Mate Corp.                  25,000                   483

JLM Couture, Inc. (a)(d)          181,500                  499

Lassila & Tikahoja OY             150,000                  3,493

Nautica Enterprises, Inc.         3,600,000                56,700
(a)(d)

Novel Denim Holdings Ltd. (a)     200,000                  4,075

PCA Corp.                         10,000                   130

Polo Ralph Lauren Corp. Class     240,000                  5,970
A (a)

St. John Knits, Inc.              155,000                  4,108

Supreme International Corp.       452,900                  7,246
(a)(d)

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

TEXTILES & APPAREL - CONTINUED

Tandy Brands Accessories,         561,200                 $ 9,049
Inc. (a)(d)

Worldtex, Inc. (a)(d)             940,000                  2,938

                                                           133,365

TOTAL DURABLES                                             630,588

ENERGY - 1.8%

COAL - 0.0%

RJB Mining PLC                    1,250,000                1,275

ENERGY SERVICES - 1.0%

AKITA Drilling Ltd. Class A       863,500                  4,143
(non-vtg.)

Alpine Oil Services Corp. (a)     600,000                  357

Australian Oil & Gas Corp.        4,090,167                4,357
Ltd. (d)

Aztec Manufacturing Co. (d)       423,900                  3,815

Brovig Offshore ASA (a)           33,600                   147

Carbo Ceramics, Inc.              657,800                  10,525

Computalog Ltd. (a)               431,400                  1,613

Dawson Geophysical Co. (a)        205,100                  1,359

IHC Caland NV                     10,000                   421

Input/Output, Inc. (a)            300,000                  1,913

Lufkin Industries, Inc.           155,000                  2,887

Offshore Logistics, Inc. (a)      55,000                   536

Pe Ben Oilfield Services Ltd.     300,000                  596
(a)(d)

Petroleum Helicopters, Inc.       211,200                  3,379

Petroleum Helicopters, Inc.       300,000                  4,800
(non-vtg.)

Pool Energy Services Co. (a)      225,000                  2,700

Powell Industries, Inc. (a)(d)    1,027,500                11,046

RPC Energy Services, Inc. (d)     2,867,500                19,356

Seitel, Inc. (a)                  428,900                  5,495

Superior Energy Services,         1,612,200                4,031
Inc. (a)(d)

                                                           83,476

OIL & GAS - 0.8%

Adams Resources & Energy,         421,300                  2,633
Inc. (d)

Cabot Oil & Gas Corp. Class A     100,000                  1,313

Castle Energy Corp. (d)           408,750                  6,642

Columbus Energy Corp. (a)(d)      323,500                  2,123

Conoco, Inc. Class A (a)          100,000                  1,994

Crown Central Petroleum Corp.     440,000                  3,493
Class A (a)(d)

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Elf Gabon                         10,000                  $ 1,017

ENEX Resources Corp. (a)(d)       144,300                  649

Fletcher Challenge Ltd.           900,000                  1,748
(Energy Division)

Foremost Industries, Inc.         447,500                  814
(a)(d)

Hallwood Consolidated             241,550                  3,110
Resources Corp. (a)(d)

Hokuriku Gas Co.                  1,350,000                3,131

Holly Corp. (d)                   440,100                  6,822

Markwest Hydrocarbon, Inc. (a)    399,700                  2,998

Maynard Oil Co. (a)(d)            298,800                  2,316

Novus Petroleum Ltd.              1,750,542                1,715

Penn West Petroleum Ltd. (a)      350,000                  3,659

Petrofina SA warrants 8/5/03      197,200                  1,639
(a)

Petroleum Development Corp.       1,551,000                4,944
(a)(d)

Premier Oil PLC                   20,500,000               4,048

Santa Fe Energy Resources,        250,000                  1,453
Inc. (a)

Swift Energy Co. (a)(d)           1,644,700                10,074

Torch Energy Royalty Trust        300,000                  1,406

Veritas DGC, Inc. (a)             75,000                   933

                                                           70,674

TOTAL ENERGY                                               155,425

FINANCE - 16.3%

BANKS - 5.4%

Banco Santander Puerto Rico       100,000                  2,106
(a)

Bank of The Ozarks, Inc.          98,000                   2,279

Bergensbanken ASA (d)             1,200,000                10,603

Canadian Western Bank (d)         900,000                  13,460

Cathay Bancorp, Inc.              218,000                  8,148

Den Norske Bank ASA (e)           900,000                  3,838

Den Norske Bank ASA Class A       3,100,000                13,221
Free shares

Finansbanken ASA (Reg.) (a)       250,000                  1,295

First BanCorp P R (d)             2,867,800                77,431

Fokus Bank AS (Reg.)              1,707,563                17,242

GBC Bancorp (d)                   840,000                  18,690

Gronlandsbanken AS                20,000                   581

Hanmi Bank (a)                    152,590                  2,213

Jyske Bank AS (Reg.)              250,000                  21,962

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Laurentian Bank                   888,500                 $ 15,904

Midtbank AS (a)                   10,050                   338

National Bank of Canada           3,825,000                59,354

Nordbanken Holding AB             10,000,000               69,178

Nordlandsbanken AS (d)            321,700                  8,121

Nordvestbank (Reg.)               4,500                    423

Okobank Class A                   279,000                  5,071

Ringkjobing Bank (d)              15,865                   2,981

SouthTrust Corp.                  1,000,000                37,125

Spar Nord Bankaktieselskab        30,035                   1,367

Sparebanken More                  39,084                   846

Sparebanken NOR primary           1,000,000                19,664
shares certificates

Sparebanken Nord-Norge            100,000                  2,152

Sparebanken Rana                  37,550                   688
Grunnfondsbevis (d)

Sparebanken Rogaland capital      25,000                   681
certificates

Sterling Bancorp                  372,500                  8,381

Svenska Handelsbanken             350,000                  13,900

Sydbank AS                        338,500                  15,256

T R Financial Corp.               370,300                  14,002

Wing Hang Bank Ltd.               200,000                  407

                                                           468,908

CREDIT & OTHER FINANCE - 1.2%

Aiful Corp.                       75,000                   4,960

Amagerbanken AS                   34,850                   1,438

Amtsspar Fyn Holding AS           45,000                   2,326

Compagnie Financiere de           50,000                   3,698
Credit Industriel et
Commercial  et de l' Union
Europeene

Compagnie Financiere de           11,110                   1,022
Credit Industriel et
Commercial  et de l' Union
Europeene (New)

Credia Co. Ltd.                   372,800                  5,348

Doral Financial Corp.             2,000,000                40,063

FIH AS Class B                    750,000                  17,188

Firstcity Financial Corp. (a)     265,000                  3,876

Home Capital Group Class B        150,000                  342
(sub-vtg.) (a)

JCG Holdings Ltd.                 12,900,000               3,454

Life Financial Corp. (a)          284,200                  1,421

Nissin Co. Ltd.                   150,000                  3,118

Paragon Group of Companies PLC    2,000,625                6,156

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Resource Bancshares Mortgage      110,000                 $ 1,636
Group, Inc.

Surrey Metro Savings Credit       565,000                  5,272
Union (non-vtg.)

Triad Guaranty, Inc. (a)          72,600                   1,488

WSFS Financial Corp.              263,000                  4,340

                                                           107,146

INSURANCE - 8.5%

Amerin Corp. (a)                  632,500                  14,706

Amerus Life Holdings, Inc.        1,000,000                19,688

Blanch E.W. Holdings, Inc.        525,000                  29,761

Capital Re Corp.                  630,000                  11,458

CMAC Investments Corp.            50,000                   2,194

Commerce Group, Inc.              1,230,000                35,670

Cotton State Life & Health        429,700                  5,506
Insurance Co. (d)

Desjardins-Laurentian Finance     482,500                  5,587
Corp. Class A (sub-vtg.) (d)

Enhance Financial Services        125,000                  3,125
Group, Inc.

Erie Indemnity Co. Class A        250,000                  7,625

Fairfax Financial Holdings        1,117,900                279
rights 12/31/07 (a)

Farm Family Holdings, Inc.        525,300                  17,072
(a)(d)

Financial Industries Corp. (a)    191,700                  3,163

Fishers International PLC         300,000                  188

FPIC Insurance Group, Inc. (a)    175,000                  8,411

Fremont General Corp.             1,950,000                44,119

HCC Insurance Holdings, Inc.      1,241,800                24,137

Healthcare Recoveries, Inc.       725,000                  11,600
(a)(d)

Hogg Robinson PLC                 50,000                   162

Independence Holding Co.          146,000                  1,862

Independent Insurance PLC         1,150,000                4,825

Intercontinental Life Corp.       433,900                  8,298
(d)

Investors Title Co.               128,500                  2,731

IPC Holdings Ltd. (d)             2,500,000                55,156

Lambert Fenchurch Group PLC       1,000,000                1,333

Lasalle Re Holdings Ltd. (d)      1,502,700                27,800

Life USA Holding, Inc. (d)        1,952,500                22,576

Medical Assurance, Inc.           153,100                  4,670

MMI Companies, Inc. (d)           1,395,000                23,715

Mobile America Corp.              142,300                  587

National Western Life             170,000                  20,995
Insurance Co. Class A (a)(d)

Nymagic, Inc.                     203,900                  3,556

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

INSURANCE - CONTINUED

PAULA Financial (d)               309,300                 $ 2,861

Penn-America Group, Inc.          341,250                  3,626

Philadelphia Consolidated         962,500                  23,190
Holding Corp. (a)(d)

PMI Group, Inc.                   264,500                  11,340

Poe & Brown, Inc.                 104,900                  3,717

Professionals Insurance Co.       251,450                  7,496
Management Group (a)

Protective Life Corp.             1,700,002                58,756

PXRE Corp. (d)                    725,063                  14,818

RenaissanceRe Holdings Ltd.       648,300                  21,718

SCPIE Holding, Inc. (d)           628,700                  18,665

Stirling Cooke Brown Holdings     413,500                  6,409
Ltd.

Symons International Group,       317,900                  2,861
Inc. (a)

Terra Nova (Bermuda) Holdings     1,781,400                43,088
Ltd. Class A (d)

UICI (a)(d)                       2,850,000                61,453

Unico American Corp. (d)          351,500                  4,130

Union Assurances Federales SA     300,088                  37,838

                                                           744,521

SAVINGS & LOANS - 0.8%

CNY Financial Corp. (a)           130,000                  1,414

Crazy Woman Creek Bancorp,        30,000                   379
Inc.

Home Port Bancorp, Inc.           90,700                   2,165

Independence Federal Savings      119,000                  1,696
Bank (d)

Iroquois Bancorp, Inc.            109,400                  2,407

PBOC Holdings, Inc. (a)           106,900                  1,122

Peoples Bancorp, Inc.             175,000                  1,794

Ringerikes Sparebank              6,200                    156

Seacoast Financial Services       419,500                  4,562
Corp. (a)

UCBH Holdings, Inc. (a)           337,500                  4,598

Washington Federal, Inc.          2,000,000                51,375

                                                           71,668

SECURITIES INDUSTRY - 0.4%

Connor Clark Ltd. Class A         575,000                  2,435
(non-vtg.)

Daiko Shoken Business Co.         100,000                  360

Globaly Corp.                     467,000                  3,285

JWGenesis Financial Corp. (a)     264,934                  1,855

London Pacific Group Ltd.         3,217,330                10,324

Man (E D & F) Group PLC           900,000                  4,665

MFC Bancorp Ltd.                  559,500                  4,336

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - CONTINUED

Nac Co. Ltd.                      110,000                 $ 364

Norvestia OY AB Class B           240,000                  3,762

                                                           31,386

TOTAL FINANCE                                              1,423,629

HEALTH - 8.0%

DRUGS & PHARMACEUTICALS - 0.8%

Apothekers Cooperatie OPG         13,350                   324

Fuji Pharmaceutical Co. Ltd.      150,000                  549

Herbalife International, Inc.:

Class A (d)                       1,037,500                15,757

Class B (non-vtg.)                2,010,500                24,503

Hoshi Ito Co. Ltd.                200,000                  789

Medco Research, Inc. (a)          346,800                  8,952

Nature's Sunshine Products,       1,032,500                13,745
Inc. (d)

Riken Vitamin Oil Co. Ltd.        748,000                  6,142

Seikagaku Corp.                   50,000                   391

Twinlab Corp. (a)                 10,000                   125

                                                           71,277

MEDICAL EQUIPMENT & SUPPLIES
- 4.2%

ADAC Laboratories (a)(d)          1,360,000                30,005

AVECOR Cardiovascular, Inc.       47,200                   584
(a)

Ballard Medical Products (d)      2,900,500                70,156

Biomet, Inc.                      2,400,000                87,900

Dentsply International, Inc.      802,600                  22,072

Dianon Systems, Inc. (a)          44,500                   370

Elscint Ltd. (a)(d)               1,360,200                15,727

EMPI, Inc. (a)                    20,000                   495

ESC Medical Systems Ltd.          2,208,300                13,802
(a)(d)

Exactech, Inc. (a)                61,500                   677

Getz Brothers Co. Ltd., Japan     100,000                  352

HPSC, Inc. (a)(d)                 252,000                  2,237

ICU Medical, Inc. (a)(d)          560,000                  11,060

Lunar Corp. (a)                   63,800                   552

Medstone International, Inc.      561,200                  4,349
(a)(d)

Nitinol Medical Technologies,     300,000                  1,688
Inc. (a)

Ocular Sciences, Inc. (a)         510,000                  11,794

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

OEC Medical Systems, Inc. (d)     1,274,000               $ 35,831

Orthofix International NV         947,700                  14,837
(a)(d)

Respironics, Inc. (a)(d)          2,065,000                31,749

Utah Medical Products, Inc.       838,000                  5,395
(a)(d)

                                                           361,632

MEDICAL FACILITIES MANAGEMENT
- 3.0%

Chronimed, Inc. (a)               445,000                  4,728

Clinic Holdings Ltd.              422,282                  66

Community Hospitals Group PLC     325,000                  2,604

Compdent Corp. (a)(d)             1,011,300                13,147

Corvel Corp. (a)(d)               245,500                  8,961

Cryolife, Inc. (a)(d)             714,100                  8,569

First Commonwealth, Inc. (d)      227,000                  2,639

Health Management Associates,     10,000                   126
Inc. Class A (a)

HEALTHSOUTH Corp. (a)             2,000,000                27,125

Quest Diagnostics, Inc. (a)(d)    2,034,000                38,519

Quorum Health Group, Inc. (a)     2,750,000                23,375

Ramsay Health Care Ltd.           1,000,000                1,166

RehabCare Group, Inc. (a)(d)      565,000                  11,512

Res-Care, Inc. (a)(d)             1,375,000                30,766

Safeguard Health Enterprises,     462,700                  1,475
Inc. (a)(d)

Syncor International Corp. (a)    283,000                  8,313

Total Renal Care Holdings,        150,000                  3,497
Inc. (a)

United Wisconsin Services,        625,500                  5,395
Inc.

Universal Health Services,        1,500,000                67,125
Inc. Class B (a)

                                                           259,108

TOTAL HEALTH                                               692,017

HOLDING COMPANIES - 0.4%

DCC PLC (Ireland)                 600,000                  5,384

DCC PLC (United Kingdom)          2,600,000                22,889

Fonciere Financiere et Part SA    25,000                   1,647

Hunting Group PLC                 1,450,000                2,362

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

HOLDING COMPANIES - CONTINUED

Perry Group (d)                   1,500,000               $ 3,196

Siparex (Societe de               69,718                   1,901
Particiations dans les
Enterprises Regionales en
Expansion)

                                                           37,379

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.3%

ELECTRICAL EQUIPMENT - 1.6%

Aichi Electric Co. Ltd. (a)       1,000,000                1,804

American Power Conversion         975,000                  49,847
Corp. (a)

Astronics Corp. (a)               224,450                  2,553

Bairnco Corp. (d)                 900,900                  5,856

Blick PLC Class L                 1,350,000                8,530

BMC Industries, Inc.              509,200                  2,769

C&D Technologies, Inc.            338,500                  8,082

Chase Corp. (d)                   311,600                  3,700

Chloride Group PLC                600,000                  573

Cobra Electronics Corp. (a)(d)    500,000                  2,125

Denyo Co. Ltd.                    300,000                  1,572

Emcee Broadcast Products,         170,000                  250
Inc. (a)

Genlyte Group, Inc. (a)           545,000                  9,776

Hughes Supply, Inc.               790,000                  20,046

Inaba Denkisangyo Co. Ltd.        700,000                  5,923

Norbain PLC                       100,000                  378

NovAtel, Inc. (a)                 273,500                  581

QPL International Holdings        1,000,000                28
Ltd.

Twentsche Kabel Holding NV        20,004                   511

Vertex Communications Corp.       511,000                  8,943
(a)(d)

Volex Group PLC                   25,000                   160

Woodhead Industries, Inc.         37,500                   415

Yaesu Musen Co. Ltd.              75,000                   476

Yurtec Corp.                      1,150,000                6,766

                                                           141,664

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.7%

AGCO Corp.                        600,000                  4,425

Amadasonoike Co. Ltd.             190,000                  483

AVTEAM, Inc. Class A (a)          66,200                   314

Baldwin Technology Co., Inc.      354,600                  2,017
Class A (a)

Chart Industries, Inc.            1,149,100                9,049

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

CompX International, Inc. (a)     208,900                 $ 4,008

Control Devices, Inc.             350,000                  5,294

CPAC, Inc. (d)                    695,000                  3,301

DT Industries, Inc.               74,000                   999

Fuji Oozx, Inc. (a)               200,000                  283

Fuji Technica, Inc.               25,000                   136

Fukushima Industries Corp.        25,000                   150

Gardner Denver Machinery,         1,015,000                12,561
Inc. (a)(d)

Gehl Co. (a)(d)                   636,700                  10,665

Hardinge, Inc.                    311,600                  5,005

IDEX Corp. (d)                    2,365,000                53,952

Kaydon Corp.                      950,000                  31,884

KCI (Konecranes International)    50,000                   1,647

KCI (Konecranes                   100,000                  3,294
International) (e)

Linx Printing Technology          150,000                  370

Mark IV Industries, Inc.          695,400                  10,431

Mars Engineering Corp.            50,200                   373

New Holland NV                    1,303,700                14,178

Oilgear Co.                       46,800                   603

P & F Industries, Inc. Class      274,500                  2,694
A (a)(d)

Powerscreen International PLC     3,352,900                6,952

Rauma OY                          79,600                   859

Rotork PLC                        300,000                  1,777

Sansei Transport                  750,000                  2,867

Shin Nippon Machinery Co.         500,000                  790
Ltd.

Specialty Equipment               945,400                  26,530
Companies, Inc. (a)

Speizman Industries, Inc.         226,000                  1,059
(a)(d)

Strongco, Inc. (a)                13,500                   57

TB Wood's Corp. (d)               372,200                  4,420

Trident International, Inc.       56,000                   921
(a)

Twin Disc, Inc. (d)               268,400                  5,200

Wakita & Co. Ltd.                 750,000                  2,641

                                                           232,189

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 0.0%

NSC Corp. (a)(d)                  550,400                 $ 464

Weston (Roy F.), Inc. Class A     183,800                  460
(a)

                                                           924

TOTAL INDUSTRIAL MACHINERY &                               374,777
EQUIPMENT

MEDIA & LEISURE - 7.3%

BROADCASTING - 2.1%

CanWest Global Communications     1,325,006                20,999
Corp. (sub-vtg.)

Capital Radio PLC                 850,000                  9,763

Cogeco Cable, Inc. (d)            1,000,000                16,709

Cogeco, Inc. (sub. vtg.) (d)      1,391,500                24,999

Davel Communications Group,       270,435                  3,668
Inc. (a)

Matav-Cable System Media Ltd.     276,500                  6,256
sponsored ADR

Moffat Communications Ltd. (d)    1,208,700                20,316

Moviefone, Inc. Class A (a)       75,200                   1,880

Nielsen Media Research, Inc.      1,204,999                22,744
(a)

P4 Radio Hele Norge ASA           700,000                  2,883

Prime Television Ltd.             1,519,128                1,915

Radio Pacific Ltd. (a)            300,000                  720

Radiomutuel, Inc. Class A (a)     350,000                  3,416

Regional Cablesystems, Inc.       50,000                   410
(a)

Scottish Media Group PLC          575,000                  7,267

Scottish Radio Holdings PLC       498,800                  4,654

Southern Cross Broadcasting       821,951                  4,005
Australia Ltd.

Spice Entertainment               550,000                  3,506
Companies, Inc. (a)

TCA Cable TV, Inc.                330,800                  12,756

TVA Group, Inc. Class B (a)       1,075,000                12,769

                                                           181,635

ENTERTAINMENT - 1.2%

Airtours PLC                      300,000                  1,794

Alliance Atlantis                 221,500                  3,928
Communications Corp. (a)

Alliance Atlantis                 100,000                  1,773
Communications Corp. (a)(e)

European Leisure PLC              547,000                  675

King World Productions, Inc.      3,440,000                94,170
(a)

Lakes Gaming, Inc. (a)            271,900                  2,634

Scientific Games Holdings         173,100                  2,986
Corp. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Shingakukai Co.                   125,000                 $ 344

Television & Media Services       1,750,000                1,655
Ltd.

                                                           109,959

LEISURE DURABLES & TOYS - 0.0%

Hamleys PLC                       150,000                  306

National R.V. Holdings, Inc.      10,000                   260
(a)

PlayCore, Inc. (a)                245,515                  1,105

                                                           1,671

LODGING & GAMING - 0.2%

Choice Hotels International,      185,100                  2,372
Inc. (a)

Choice Hotels Skandanavia ASA     150,000                  231
(a)

Hanover International PLC         416,500                  672

Lodgian, Inc. (a)                 125,000                  563

Riviera Holdings Corp. rights     90,900                   80
12/31/99 (a)

Ryan Hotels PLC (d)               3,900,979                4,012

ShoLodge, Inc. (a)                280,500                  1,928

Sun International Hotels Ltd.     106,000                  4,525
(a)

                                                           14,383

PUBLISHING - 1.7%

A-Pressen ASA Series A            122,222                  1,949

Adscene Group PLC Class L         500,000                  1,193

Bemrose Corp. PLC                 325,000                  1,529

Fine Art Developments PLC         1,400,000                2,004
Class L

Independent Newspapers PLC        350,000                  1,325

Johnston Press PLC                1,950,000                7,541

Journal Register Co. (a)          947,700                  14,452

Kauppakaari OY                    125,000                  2,016

Newsquest PLC                     150,000                  733

Pulitzer Publishing Co.           100,000                  7,969

R.H. Donnelley Corp.              1,306,700                21,316

Reader's Digest Association,      275,000                  7,906
Inc. Class A (non-vtg.)

Roto Smeets de Boer NV (a)        175,000                  6,550

Schibsted AS Series B             200,000                  2,923

Southnews PLC                     100,000                  650

Sterling Publishing Group PLC     400,000                  115

Talentum OY Class B (d)           1,075,000                17,096

VLT AB Class B                    111,600                  1,015

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

Wegener Arcade NV                 50,000                  $ 747

WSOY (Werner Soderstrom           675,000                  49,035
Osakeyhtio) Class B (d)

                                                           148,064

RESTAURANTS - 2.1%

Applebee's International,         2,078,300                45,463
Inc. (d)

ARK Restaurants Corp. (a)(d)      270,000                  2,734

Benihana, Inc. (a)(d)             341,400                  4,417

Benihana, Inc. Class A (a)(d)     266,800                  3,193

Break for the Border Group PLC    759,700                  500

Consolidated Products, Inc.       1,275,000                22,313
(a)

Elxsi Corp. (a)(d)                286,000                  2,860

Flanigans Enterprises, Inc.       90,700                   771
(d)

IHOP Corp. (a)(d)                 759,200                  32,646

Logan's Roadhouse, Inc. (a)(d)    380,000                  9,025

Mikes Restaurants, Inc. (a)(d)    272,500                  361

Morton's Restaurant Group,        350,000                  6,366
Inc. (a)(d)

Restaurant Brands NZ Ltd.         1,000,000                766

Sonic Corp. (a)(d)                1,935,000                48,859

                                                           180,274

TOTAL MEDIA & LEISURE                                      635,986

NONDURABLES - 4.5%

AGRICULTURE - 0.3%

Fresh Del Monte Produce Inc.      224,800                  4,370
(a)

IAWS Group PLC                    1,600,000                6,725

IAWS Group PLC Class A (UK        500,000                  2,098
Reg.)

Nutreco Holding NV                90,000                   3,691

Sylvan, Inc. (a)(d)               594,000                  8,316

                                                           25,200

BEVERAGES - 0.1%

National Beverage Corp. (a)       303,300                  2,673

Shikoku Coca-Cola Bottling        91,500                   1,273
Co. Ltd.

Todhunter International, Inc.     226,400                  1,783
(a)

                                                           5,729

FOODS - 0.7%

Agribrands International,         300,000                  10,088
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

FOODS - CONTINUED

Benson's Crisps PLC               1,750,000               $ 1,238

Cagle's, Inc.                     96,700                   1,970

Corn Products International,      455,000                  12,086
Inc.

Greggs PLC                        70,000                   2,787

Hazlewood Foods PLC               50,000                   95

Laennen Tehtaat OY                50,000                   585

Matthews (Bernard) PLC            600,000                  1,195

Perkins Foods PLC                 2,000,320                4,213

Raisio Group PLC                  500,000                  3,908

Riviana Foods, Inc. (d)           814,000                  18,519

Robert Wiseman Dairies PLC        400,000                  1,264

Shoei Foods Corp.                 200,000                  670

Super Coffeemix Manufacturing     1,250,000                266
Ltd.

Tokatsu Foods Co.                 34,000                   67

Worthington Foods, Inc.           10,000                   112

                                                           59,063

HOUSEHOLD PRODUCTS - 1.5%

Alberto-Culver Co. Class A        1,000,000                23,500

American Safety Razor Co.         1,065,400                11,719
(a)(d)

Comany, Inc.                      100,000                  515

Del Laboratories, Inc. (d)        476,066                  11,783

DSG International Ltd. (a)(d)     662,000                  2,152

Helen of Troy Corp. (a)(d)        2,705,000                43,280

House of Rose Co. Ltd.            50,000                   245

IWP International PLC (Dublin     525,000                  1,014
Reg.)

IWP International PLC (United     800,000                  1,580
Kingdom Reg.)

Jean Philippe Fragrances,         100,000                  669
Inc. (a)

Luxottica Group Spa sponsored     75,000                   797
ADR

Mayborn Group PLC                 100,000                  95

Oriflame International SA         450,000                  1,385

Paterson Zochonis PLC:

Class A (non-vtg.)                50,000                   243

Class L                           25,000                   139

Premark International, Inc.       730,000                  25,003

Stephan Co. (d)                   413,200                  4,416

Swallowfield PLC Class L          100,000                  87

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

Yule Catto & Co. PLC              675,443                 $ 2,945

Zotefoams PLC Class L             96,700                   137

                                                           131,704

TOBACCO - 1.9%

Gallaher Group PLC                3,475,000                24,588

Gallaher Group PLC sponsored      4,900,000                136,246
ADR

Standard Commercial Corp. (d)     1,248,900                9,757

                                                           170,591

TOTAL NONDURABLES                                          392,287

PRECIOUS METALS - 0.5%

De Beers Consolidated Mines       1,300,000                18,525
Ltd. ADR

Great Central Mines Ltd.          1,000,000                901

Industrias Penoles SA             4,700,000                14,326

Normandy Mt. Leyshon Ltd.         1,000,000                1,311

Normandy NFM Ltd.                 125,000                  268

Orogen Minerals Ltd. GDR          265,000                  2,584
(a)(e)

Richmont Mines, Inc. (a)(d)       800,000                  2,012

Ross Mining NL                    1,522,747                873

Sons of Gwalia NL                 1,585,954                4,640

                                                           45,440

RETAIL & WHOLESALE - 7.9%

APPAREL STORES - 2.9%

Baker (J.), Inc.                  449,900                  2,671

Charle Co. Ltd.                   71,000                   610

Chateau Stores of Canada Ltd.     192,900                  1,142
Class A (d)

Chicos Fas, Inc. (a)              400,000                  12,200

Claire's Stores, Inc. (d)         2,875,100                56,783

Dress Barn, Inc. (a)              500,000                  8,031

Footstar, Inc. (a)(d)             1,500,004                37,969

Goldlion Holdings Ltd.            1,500,000                84

Gymboree Corp. (a)                1,100,000                8,663

Intimate Brands, Inc. Class A     1,019,200                40,641

Kenneth Cole Productions,         704,000                  15,928
Inc. Class A (a)(d)

New Look Group PLC (a)(e)         1,000,000                2,180

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

Noda Corp.                        100,000                 $ 362

PrimeSource Corp.                 224,500                  1,487

Ross Stores, Inc.                 1,335,000                52,733

S & K Famous Brands, Inc.         475,000                  4,750
(a)(d)

San Francisco Boutiques, Inc.     215,000                  861
Class B (sub-vtg.) (a)(d)

Shirmax Fashions Ltd. (a)         450,000                  1,146

United Retail Group, Inc. (a)     370,000                  3,677

                                                           251,918

APPLIANCE STORES - 0.0%

Hirsch International Corp.        655,000                  2,538
Class A (a)(d)

DRUG STORES - 0.5%

Jean Coutu Group, Inc. Class      1,800,000                40,200
A (d)

GENERAL MERCHANDISE STORES -
1.3%

Arnotts PLC                       100,387                  804

BJ's Wholesale Club, Inc. (a)     1,750,000                77,875

Daiwa Co. Ltd.                    300,000                  750

Jo-Ann Stores, Inc.:

 Class A (a)(d)                   543,650                  8,291

 Class B (non-vtg.) (a)           1,090,900                13,773

Shopko Stores, Inc. (a)           225,500                  7,160

Stein Mart, Inc. (a)              905,900                  6,511

                                                           115,164

GROCERY STORES - 1.4%

Carr-Gottstein Foods Co.          414,000                  4,683
(a)(d)

Eagle Food Centers, Inc. (a)      42,500                   149

Food Lion, Inc. Class A           3,400,000                33,150

Hemkopskedjan AB Series B         25,000                   247

Iceland Group PLC                 4,750,000                19,306

Metro Richelieu, Inc. Class A     3,229,700                44,667
(d)

Schultz Sav-O Stores, Inc. (d)    372,100                  6,140

Somerfield PLC                    1,700,000                11,078

Suprema Specialties, Inc. (a)     212,000                  1,219

Western Beef, Inc. (a)(d)         423,400                  3,070

Whittard of Chelsea PLC           431,950                  469

                                                           124,178

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.8%

Advanced Marketing Services,      144,200                  3,461
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Blair Corp. (d)                   890,500                 $ 18,645

Brookstone, Inc. (a)(d)           744,600                  10,657

Brylane, Inc. (a)                 200,000                  4,613

Cameron Ashley Building           425,600                  5,692
Products, Inc. (a)

Cole National Corp. Class A       1,065,000                17,706
(a)(d)

Daisytek International Corp.      820,000                  16,195
(a)

Elcom International, Inc. (a)     600,000                  1,050

Farepak PLC                       1,000,000                3,785

Finish Line, Inc. Class A         1,891,700                17,380
(a)(d)

Finlay Enterprises, Inc.          582,700                  6,410
(a)(d)

Friedmans, Inc. Class A (a)(d)    1,343,700                16,376

Grafton Group PLC                 100,000                  1,818

Heiton Holdings PLC               250,000                  540

Homebase, Inc. (a)(d)             1,980,000                13,241

Partridge Fine Arts PLC           150,000                  148

PC Connection, Inc.               50,000                   984

Piercing Pagoda, Inc. (a)(d)      910,000                  8,873

Rex Stores Corp. (a)(d)           571,400                  7,178

Sound Advice, Inc. (a)(d)         230,300                  1,008

Sound Advice, Inc. warrants       11,205                   0
6/14/99 (a)

Sportsmans Guide, Inc. (a)        175,000                  1,214

                                                           156,974

TRADING COMPANIES - 0.0%

Mitani Sangyo Co. Ltd.            100,000                  378

TOTAL RETAIL & WHOLESALE                                   691,350

SERVICES - 4.8%

ADVERTISING - 0.4%

ADVO, Inc. (a)                    191,400                  4,833

Grey Advertising, Inc.            12,000                   4,200

InfoUSA, Inc.:

Class A (a)(d)                    1,915,600                11,015

Class B (a)(d)                    1,985,000                11,538

Saatchi & Saatchi PLC             150,000                  375

TMP Worldwide, Inc.               109,717                  5,879

                                                           37,840

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

EDUCATIONAL SERVICES - 0.1%

Childrens Comprehensive           122,500                 $ 1,638
Services, Inc. (a)

Concorde Career Colleges,         250,000                  125
Inc. (a)

Coutts Consulting Group PLC       550,000                  181
Class L

Institution of General            300,000                  977
Education

Quest Education Corp. (a)(d)      709,700                  7,940

Up, Inc.                          400,000                  1,099

                                                           11,960

LEASING & RENTAL - 0.2%

Aaron Rents, Inc. Class B         421,700                  5,851

Cort Business Services Corp.      397,200                  7,448
(a)

Gowrings PLC                      200,000                  306

Nishio Rent All Co. Ltd.          500,000                  3,127

Rainbow Rentals, Inc. (a)         32,700                   327

Rakentajain Konevuokraamo OY      75,000                   818
Class B

                                                           17,877

PRINTING - 1.2%

Adare Printing Group PLC          415,000                  3,300
(Ireland)

Adare Printing Group PLC          660,004                  5,539
(United Kingdom)

Pubco Corp. (a)(d)                319,500                  3,035

Reynolds & Reynolds Co. Class     4,385,000                87,700
A (d)

Wyndeham Press Group PLC          550,000                  2,199

                                                           101,773

SERVICES - 2.9%

Aktiv Kapital ASA                 200,000                  797

American Oncology Resources,      500,000                  6,844
Inc. (a)

Asi Solutions, Inc. (a)           7,500                    74

BA Merchant Services, Inc.        1,626,700                32,737
Class A (a)(d)

Barbers Hairstyling for Men,      124,575                  1,588
Inc. (a)

Caldwell Partners                 525,000                  2,397
International, Inc. Class A
(non-vtg.)

Candle Australia Ltd.             52,660                   80

Chodai Co. Ltd.                   200,000                  816

Compass International             228,600                  1,686
Services Corp.

Corporate Services Group PLC      500,000                  1,127

Craig (Jenny), Inc. (a)           995,000                  6,032

Day Runner, Inc. (a)              492,000                  6,642

Diversified Corporate             257,200                  1,447
Resources, Inc. (a)(d)

Dun & Bradstreet Corp.            1,150,000                35,075

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

Embrex, Inc. (a)                  108,000                 $ 567

Eurocamp PLC                      275,000                  986

Exponent, Inc. (a)                202,200                  1,238

Eyeful Home Technology, Inc.      250,000                  1,288

Fugro NV                          157,600                  3,124

Go-Ahead Group (The) PLC          300,000                  3,569

Halma PLC                         1,440,000                3,009

Horizon Health Corp. (a)(d)       604,300                  4,022

ICTS International NV (a)         35,000                   193

Lai Worldwide, Inc. (a)(d)        682,000                  4,177

Norrell Corp.                     317,800                  5,482

Pittston Co. (Brinks Group)       2,300,000                66,413
(d)

Programming & Systems, Inc.       313,300                  0
(a)(d)

Proudfoot PLC                     250,000                  72

Right Management Consultants,     673,000                  10,389
Inc. (a)(d)

Seattle FilmWorks, Inc. (a)(d)    1,635,000                6,336

SOS Staffing Services, Inc.       314,000                  3,356
(a)

Sterile Recoveries, Inc. (a)      71,100                   773

Tanabe Management Consulting      200,000                  502
Co.

Thomas Group (a)                  160,900                  1,599

TT Group PLC                      2,400,000                6,358

Unifirst Corp.                    365,000                  8,532

Wesco, Inc.                       200,000                  521

Winston Resources, Inc. (a)(d)    288,900                  921

Zebra Technologies Corp. (a)      650,000                  19,622

                                                           250,391

TOTAL SERVICES                                             419,841

TECHNOLOGY - 11.9%

COMMUNICATIONS EQUIPMENT - 0.7%

Andrew Corp. (a)                  1,545,000                28,003

Aspect Telecommunications         720,600                  6,485
Corp. (a)

Dialogic Corp. (a)                290,000                  7,395

KTK Telecommunications            100,000                  464
Engineering Co. Ltd.

Kyosan Electric Manufacturing     500,000                  1,069
Co. Ltd.

Lo Jack Corp. (a)                 124,700                  1,422

Norstan, Inc. (a)                 299,000                  3,700

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Plantronics, Inc. (a)             82,900                  $ 6,689

Tollgrade Communications,         499,000                  8,982
Inc. (a)(d)

                                                           64,209

COMPUTER SERVICES & SOFTWARE
- 6.3%

4Front Software                   40,000                   400
International, Inc. (a)

Affiliated Computer Services,     1,100,000                53,075
Inc. Class A (a)

Aladdin Knowledge Systems         575,000                  6,900
Ltd. (a)(d)

Analysts International Corp.      178,000                  2,403

Atlantic Data Services, Inc.      40,000                   450
(a)

BancTec, Inc. (a)(d)              1,750,100                22,751

Black Box Corp. (a)(d)            1,428,800                52,419

Boole & Babbage, Inc. (d)         1,515,055                46,683

CI Technologies Group Ltd.        1,000,000                2,967

CompuCom Systems, Inc. (a)        100,000                  400

Computer Learning Centers,        1,741,700                8,981
Inc. (a)(d)

Computer Management Sciences,     20,000                   311
Inc. (a)

Condor Technology Solutions,      75,000                   755
Inc. (a)

Cotelligent, Inc. (a)             93,500                   1,958

Daitec Co. Ltd.                   375,200                  5,318

Data Research Associates,         200,000                  2,788
Inc.

ECI Telecom Ltd.                  950,000                  41,206

Edusoft Ltd. (d)                  472,000                  3,658

Equitrac Corp. (a)(d)             353,000                  6,884

Fair, Isaac & Co., Inc.           600,000                  30,300

FDP Corp. (d)                     574,300                  8,758

Forsoft Ltd. (a)                  10,000                   107

GSE Systems, Inc. (a)             197,000                  591

Inacom Corp. (a)                  650,000                  8,491

Industri-Matematik                256,800                  1,140
International Corp. (a)

Infinium Software, Inc. (a)       180,000                  968

Informa Group PLC                 2,739,000                13,656

JDA Software Group, Inc.          1,750,000                12,688
(a)(d)

Kewill Systems PLC                200,000                  4,772

Mapics, Inc. (a)                  400,000                  4,300

Melita International Corp.        825,000                  16,500
(a)(d)

MMT Computing PLC                 35,000                   340

MPSI Systems, Inc. (a)            115,000                  273

Mysoftware Co. (a)(d)             250,000                  3,344

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

New Dimension Software Ltd.       295,000                 $ 14,234
(a)

Ontrack Data International,       217,000                  1,248
Inc. (a)

Orbotech Ltd. (a)                 90,000                   3,763

Orcad, Inc. (a)(d)                468,700                  3,398

Parity PLC                        25,000                   244

Phoenix Technologies Ltd.         1,329,637                11,634
(a)(d)

Platinum Software Corp. (a)       79,400                   859

Project Software &                477,000                  12,104
Development, Inc. (a)

Prophet 21, Inc. (a)              13,500                   174

Rainbow Technologies, Inc.        672,150                  14,283
(a)(d)

Remedy Corp. (a)(d)               1,725,000                38,381

Sapiens International Corp.       216,900                  1,925
NV (a)

SPSS, Inc. (a)(d)                 864,200                  17,392

STB Systems, Inc. (a)             45,000                   338

Symantec Corp. (a)                2,150,000                43,941

Systems & Computer Technology     100,000                  1,000
Corp. (a)

Tecnomatix Technologies Ltd.      100,000                  1,475
(a)

Unigraphics Solutions, Inc.       560,000                  10,395
Class A (a)(d)

Viasoft, Inc. (a)                 350,000                  2,122

                                                           545,445

COMPUTERS & OFFICE EQUIPMENT
- 1.8%

Adaptec, Inc. (a)                 1,000,000                23,125

Advanced Digital Information      949,300                  17,562
Corp. (a)(d)

Amplicon, Inc.                    522,000                  7,895

Ciprico, Inc. (a)                 50,000                   494

Creative Technology Ltd. (a)      350,000                  5,206

Cybex Corp. (d)                   700,000                  20,825

Equinox Systems, Inc. (a)(d)      295,100                  3,836

Kronos, Inc. (a)(d)               708,800                  33,491

Maezawa Kasei Industries Co.      200,000                  1,890
Ltd.

Microtouch Systems, Inc. (a)      20,000                   313

Nam Tai Electronics, Inc.         389,000                  4,401

Nam Tai Electronics, Inc.         140,000                  162
warrants 11/24/00 (a)

Pomeroy Computer Resources,       610,000                  12,963
Inc. (a)(d)

Quantum Corp. (a)                 800,000                  19,150

Scan-Optics, Inc. (a)(d)          437,000                  1,912

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

SED International Holdings,       960,000                 $ 4,500
Inc. (a)(d)

Tech Data Corp. (a)               10,000                   314

                                                           158,039

ELECTRONIC INSTRUMENTS - 0.6%

BTU International, Inc. (a)(d)    364,800                  1,322

Cohu, Inc.                        160,000                  5,220

DSP Technology, Inc. (a)(d)       224,100                  1,555

Hurco Companies, Inc. (a)(d)      379,028                  1,623

Intest Corp. (a)(d)               465,000                  3,023

Mesa Laboratories, Inc. (a)       135,400                  609

Modern Controls, Inc.             12,500                   56

Nanometrics, Inc. (a)(d)          853,500                  6,988

Reliability, Inc. (a)(d)          577,500                  2,851

Sanderson Electronics PLC         1,600,000                4,081

SBS Technologies, Inc. (a)        287,100                  6,532

Silicon Valley Group, Inc. (a)    25,000                   411

Tech-Sym Corp. (a)(d)             404,200                  10,585

Toko Seiko Co. Ltd.               300,000                  502

Wireless Telecom Group, Inc.      1,755,700                3,731
(d)

X-Rite, Inc.                      275,000                  2,269

                                                           51,358

ELECTRONICS - 2.5%

Align-Rite International,         448,000                  6,048
Inc. (a)(d)

Apollo Electronics Co. Ltd.       50,000                   279

ASM Pacific Technology Ltd.       3,456,000                1,606

Bergman & Beving AB Class B       600,000                  7,802

Daidensha Co. Ltd.                100,000                  463

Dallas Semiconductor Corp. (d)    2,000,000                73,375

Del Global Technologies Corp      259,800                  2,663
(a)

Diodes, Inc. (a)(d)               504,000                  2,835

General Semiconductor, Inc.       3,028,450                24,985
(a)(d)

Griffon Corp. (a)(d)              2,672,300                28,226

Kingboard Chemical Holdings       3,740,000                531
Ltd.

Methode Electronics, Inc.         1,400,000                17,500
Class A

Micro Linear Corp. (a)(d)         1,182,800                5,766

Microsemi Corp. (a)(d)            1,161,700                14,812

Nichicon Corp.                    50,000                   576

NU Horizons Electronics Corp.     434,500                  2,281
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Optek Technology, Inc. (a)        50,000                  $ 856

Percon Acquisition, Inc. (a)      44,000                   352

Pericom Semiconductor Corp.       100,000                  1,119
(a)

Roxboro Group PLC                 400,000                  1,665

Sedgemoor PLC                     1,100,000                652

Siliconix, Inc. (a)               294,500                  6,553

Stoneridge, Inc. (a)              380,000                  6,935

Supertex, Inc. (a)                110,000                  1,382

Taitron Components, Inc.          577,400                  1,010
Class A (a)(d)

Techtronic Industries Co.         1,500,000                256

Tower Semiconductor Ltd. (a)      580,000                  4,133

Varitronix International Ltd.     1,750,000                3,071

Video Display Corp. (a)(d)        289,100                  1,988

Wong's International Holdings     10,000,000               1,136
Ltd.

Wong's International Holdings     1,000,000                3
Ltd. warrants 5/31/00 (a)

                                                           220,859

TOTAL TECHNOLOGY                                           1,039,910

TRANSPORTATION - 4.7%

AIR TRANSPORTATION - 2.5%

Alpha Airports Group PLC          700,000                  461

America West Holding Corp.        500,000                  10,750
Class B (a)

ASA Holdings, Inc. (d)            1,570,000                49,063

Comair Holdings, Inc.             1,500,000                55,031

Midwest Express Holdings,         930,000                  27,086
Inc. (a)(d)

Transat AT, Inc. (a)              165,000                  666

Viad Corp.                        2,614,000                74,989

                                                           218,046

RAILROADS - 0.3%

Canadian National Railway Co.     500,000                  26,502

SHIPPING - 0.0%

Isewan Terminal Service Co.       1,000,000                1,847
Ltd.

Meiko Transportation Co. Ltd.     200,000                  696

Ocean Wilsons Holdings Ltd.       600,000                  760

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

TRANSPORTATION - CONTINUED

SHIPPING - CONTINUED

Tokyo Kisen Co. Ltd.              400,000                 $ 1,134

Ugland International Holdings     500,000                  551
PLC

                                                           4,988

TRUCKING & FREIGHT - 1.9%

Air Express International         1,590,000                30,011
Corp.

Arnold Industries, Inc. (d)       1,597,100                24,156

Baltrans Holdings Ltd.            1,400,000                101

Boyd Brothers Transportation,     172,500                  1,251
Inc. (a)

Cannon Express, Inc. Class A      319,200                  1,716
(a)(d)

Circle International Group,       358,100                  6,155
Inc.

Daiwa Logistics Co. Ltd.          300,000                  1,281

Eagle USA Airfreight, Inc. (a)    80,000                   2,305

Goodfellow, Inc. (d)              325,000                  1,763

Hub Group, Inc. Class A (a)       135,000                  2,700

Japan Logistic Systems Corp.      100,000                  255

Landstar System, Inc. (a)         95,000                   3,966

Mark VII, Inc. (a)(d)             502,000                  8,534

Marten Transport Ltd. (a)(d)      444,000                  6,327

Old Dominion Freight Lines,       529,500                  5,825
Inc. (a)(d)

P.A.M. Transportation             76,500                   708
Services, Inc. (a)

Pittston Co. (Burlington          1,600,000                18,300
Group) (d)

Sakai Moving Service Co. Ltd.     100,000                  861

Trancom Co. Ltd.                  250,000                  792

USFreightways Corp.               1,210,000                42,199

XTRA Corp.                        73,400                   3,060

                                                           162,266

TOTAL TRANSPORTATION                                       411,802

UTILITIES - 3.0%

CELLULAR - 0.3%

Century Telephone                 350,000                  23,800
Enterprises, Inc.

NTT Mobile Communication          107                      4,504
Network, Inc. (e)

Smartone Telecommunications       300,000                  894
Holdings Ltd.

                                                           29,198

ELECTRIC UTILITY - 0.2%

Avista Corp.                      394,200                  7,293

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Bangor Hydro-Electric Co. (a)     367,400                 $ 4,776

CMP Group, Inc.                   160,200                  2,884

Maine Public Service Co.          80,600                   1,249

                                                           16,202

GAS - 0.4%

Aquila Gas Pipeline Corp.         871,400                  7,625

Atrion Corp. (a)                  61,500                   461

Bay State Gas Co.                 168,100                  6,650

MCN Energy Group, Inc.            109,600                  1,945

Midcoast Energy Resources,        246,950                  5,587
Inc.

Otaki Gas Co. Ltd.                330,000                  969

Southwestern Energy Co. (d)       1,500,000                10,500

                                                           33,737

TELEPHONE SERVICES - 0.1%

Atlantic Tele-Network, Inc.       490,920                  4,296
(d)

WATER - 2.0%

Brockhampton Holdings PLC         4,700,000                6,960
Class A (non-vtg.)

Hyder PLC (d)                     7,860,000                106,314

Yorkshire Water PLC               7,475,000                61,255

                                                           174,529

TOTAL UTILITIES                                            257,962

TOTAL COMMON STOCKS                                        8,209,023
(Cost $7,038,974)

CONVERTIBLE PREFERRED STOCKS
- 0.0%



ENERGY - 0.0%

OIL & GAS - 0.0%

Goodrich Petrolem Corp.           73,800                   424
Series A, $0.80 (Cost $804)



CONVERTIBLE BONDS - 0.0%

MOODY'S RATINGS (UNAUDITED) (B)           PRINCIPAL AMOUNT (000S)          VALUE (NOTE 1) (000S)

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Mercury Air Group, Inc. 7.75%     B-      $ 500                            $ 540
2/1/06

TECHNOLOGY - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%

Aspect Telecommunications         -        10,000                           1,900
Corp. 0% 8/10/18 (e)

Trans Lux Corp. 7.5% 12/1/06      -        535                              482

                                                                            2,382

TOTAL CONVERTIBLE BONDS                                                     2,922
(Cost $3,075)


CASH EQUIVALENTS - 5.8%

                                         MATURITY AMOUNT (000S)

Investments in repurchase                $ 4,409                            4,407
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.25%,
dated 1/29/99 due 2/1/99

                                          SHARES

Taxable Central Cash Fund (c)             500,324,640                       500,325

TOTAL CASH EQUIVALENTS                                                      504,732
(Cost $504,732)

TOTAL INVESTMENT IN                                                       $ 8,717,101
SECURITIES - 100%
(Cost $7,547,585)

LEGEND
(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.81%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Affiliated company (see Note 6 of Notes to Financial Statements).

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $27,600,000 or 0.3% of net assets.

OTHER INFORMATION

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America     77.2%

United Kingdom                6.6

Canada                        4.6

Bermuda                       1.8

Israel                        1.6

Finland                       1.5

Sweden                        1.1

(Others individually less     5.6
than 1%)

                            100.0%

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $7,548,964,000. Net unrealized appreciation aggregated $1,168,137,000, of which $2,116,607,000 related to appreciated investment securities and $948,470,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)                      JANUARY
                                        31, 1999
                                        (UNAUDITED)

ASSETS

Investment in securities, at            $ 8,717,101
value (including repurchase
agreements of $4,407) (cost
$7,547,585) -  See
accompanying schedule

Receivable for investments               19,820
sold

Receivable for fund shares               6,886
sold

Dividends receivable                     6,729

Interest receivable                      2,698

Redemption fees receivable               11

Other receivables                        183

 TOTAL ASSETS                            8,753,428

LIABILITIES

Payable to custodian bank      $ 1

Payable for investments         34,736
purchased

Payable for fund shares         54,061
redeemed

Accrued management fee          6,036

Other payables and accrued      2,187
expenses

 TOTAL LIABILITIES                       97,021

NET ASSETS                              $ 8,656,407

Net Assets consist of:

Paid in capital                         $ 7,327,209

Distributions in excess of               (258)
net investment income

Accumulated undistributed net            159,971
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              1,169,485
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 382,621                 $ 8,656,407
shares outstanding

NET ASSET VALUE and                      $22.62
redemption price per share
($8,656,407 (divided by)
382,621 shares)

Maximum offering price per               $23.32
share (100/97.00 of $22.62)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                         SIX
                                             MONTHS ENDED
                                             JANUARY 31,
                                             1999 (UNAUDITED)

INVESTMENT INCOME                            $ 42,550
Dividends (including $15,663
received from  affiliated
issuers)

Interest                                      21,531

 TOTAL INCOME                                 64,081

EXPENSES

Management fee Basic fee         $ 28,619

 Performance adjustment           7,395

Transfer agent fees               10,051

Accounting fees and expenses      423

Non-interested trustees'          20
compensation

Custodian fees and expenses       553

Audit                             48

Legal                             31

 Total expenses before            47,140
reductions

 Expense reductions               (505)       46,635

NET INVESTMENT INCOME                         17,446

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            243,047
(including realized gain
(loss) of   $20,362 on sales
of investments in affiliated
issuers)

 Foreign currency transactions    316         243,363

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (670,935)

 Assets and liabilities in        104         (670,831)
foreign currencies

NET GAIN (LOSS)                               (427,468)

NET INCREASE (DECREASE) IN                   $ (410,022)
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 17,446                      $ 119,579
income

 Net realized gain (loss)         243,363                       974,263

 Change in net unrealized         (670,831)                     (66,124)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (410,022)                     1,027,718
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (77,746)                      (106,826)
From net investment income

 From net realized gain           (752,227)                     (591,880)

 TOTAL DISTRIBUTIONS              (829,973)                     (698,706)

Share transactions Net            808,830                       3,991,908
proceeds from sales of shares

 Reinvestment of distributions    800,542                       685,260

 Cost of shares redeemed          (2,228,837)                   (3,166,447)

 NET INCREASE (DECREASE) IN       (619,465)                     1,510,721
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   773                           2,051

  TOTAL INCREASE (DECREASE)       (1,858,687)                   1,841,784
IN NET ASSETS

NET ASSETS

 Beginning of period              10,515,094                    8,673,310

 End of period (including        $ 8,656,407                   $ 10,515,094
undistributed net investment
income (loss) of $(258) and
$70,720, respectively)

OTHER INFORMATION
Shares

 Sold                             36,830                        153,618

 Issued in reinvestment of        39,126                        27,797
distributions

 Redeemed                         (99,764)                      (119,111)

 Net increase (decrease)          (23,808)                      62,304



FINANCIAL HIGHLIGHTS
                                SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                1999

                                (UNAUDITED)                   1998                  1997      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 25.87                       $ 25.20               $ 19.87   $ 19.25   $ 17.62   $ 17.19
period

Income from Investment
Operations

 Net investment income           .04 D                         .29 D                 .30 D     .26       .20       .06

 Net realized and                (1.15)                        2.24                  6.93      1.83      3.57      2.15
unrealized gain   (loss)

 Total from investment           (1.11)                        2.53                  7.23      2.09      3.77      2.21
operations

Less Distributions

 From net investment   income    (.20)                         (.28)                 (.24)     (.23)     (.09)     (.16)

 From net realized   gain        (1.94)                        (1.58)                (1.66)    (1.24)    (2.05)    (1.62)

 Total distributions             (2.14)                        (1.86)                (1.90)    (1.47)    (2.14)    (1.78)

Redemption fees added to paid    -                             -                     -         -         -         -
in capital

Net asset value, end  of        $ 22.62                       $ 25.87               $ 25.20   $ 19.87   $ 19.25   $ 17.62
period

TOTAL RETURN B, C                (3.33)%                       10.53%                39.45%    11.50%    23.81%    13.67%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 8,656                       $ 10,515              $ 8,673   $ 4,019   $ 2,947   $ 2,167
millions)

Ratio of expenses to average     1.06% A                       .97%                  1.02%     1.05%     1.12%     1.14%
net assets

Ratio of expenses to average     1.05% A, E                    .95% E                1.01% E   1.04% E   1.11% E   1.13% E
net assets after expense
reductions

Ratio of net investment          .39% A                        1.10%                 1.36%     1.46%     1.31%     .51%
income to average  net assets

Portfolio turnover rate          29% A                         47%                   45%       79%       65%       54%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Low -Priced Stock Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships, futures transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,182,091,000 and $1,974,530,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .81% of average net assets after the performance adjustment.

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $672,000 on sales of shares of the fund all of which was retained.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $307,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $375,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $10,000 and $120,000, respectively, under these arrangements.

6. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:


SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS AFFILIATE   PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

AFC Cable Systems, Inc.          $ 1,953        $ -         $ -              $ 30,985

ADAC Laboratories                 3,565          -           -                30,005

Adams Resources & Energy, Inc.    590            -           42               2,633

Advanced Digital Information      -              -           -                17,562
Corp.

Aladdin Knowledge Systems Ltd.    724            -           -                6,900

Alberto-Culver Co. Class A        -              2,523       -                -

Align-Rite International,         48             -           -                6,048
Inc.

Allied Research Corp.             9              -           -                3,370

American Safety Razor Co.         386            -           -                11,719

AMRESCO Capital Trust, Inc.       -              -           210              5,053

Applebee's International,         4,909          -           182              45,463
Inc.

ARK Restaurants Corp.             -              -           -                2,734

Arnold Industries, Inc.           -              10,954      421              24,156

ASA Holdings, Inc.                2,889          4,396       347              49,063

Asahi Concrete Works Co. Ltd.     -              -           -                2,474

Atlantic Tele-Network, Inc.       -              -           74               4,296

Autocam Corp.                     -              1,601       32               6,579

Australian Oil & Gas Corp,        171            -           147              4,357
Ltd.

Award Software International,     756            3,265       -                -
Inc.

Aztec Manufacturing Co.           -              308         -                3,815

BA Merchant Services, Inc.        11,682         -           -                32,737
Class A

BMTC Group, Inc. Class A          -              -           44               5,691
(sub-vtg.)

BTU International, Inc.           8              -           -                1,322

Bairnco Corp.                     -              -           90               5,856

Ballard Medical Products          2,396          -           145              70,156

BancTec, Inc.                     -              31          -                22,751

Banyan Strategic Realty Trust     -              309         221              4,366
(SBI)

Beazer Homes USA, Inc.            485            -           -                11,553

Benchmarq Microelectronics,       -              2,671       -                -
Inc.

Benihana, Inc.                    105            406         -                4,417

Benihana, Inc. Class A            220            -           -                3,193

Bergensbanken ASA                 -              -           -                10,603

Black Box Corp.                   38             -           -                52,419

Blair Corp.                       2,580          -           265              18,645

Boole & Babbage, Inc.             302            -           -                46,683

Brampton Brick Ltd. Class A       -              -           -                -

Brookstone, Inc.                  -              145         -                10,657


6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

AMOUNTS IN THOUSANDS AFFILIATE  PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

Bush Industries, Inc. Class A   $ -            $ -         $ 100            $ 12,747

CPAC, Inc.                       -              73          46               3,301

Canadian Western Bank            1,510          -           159              13,460

Cannon Express, Inc. Class A     -              -           -                1,716

Carr-Gottstein Foods Co.         -              -           -                4,683

Castle Energy Corp.              -              -           123              6,642

Chase Corp.                      101            -           87               3,700

Chase Industries, Inc.           -              104         -                8,462

Chateau Stores Of Canada Ltd.    -              -           11               1,142
Class A

Chicos Fas, Inc.                 -              848         -                -

Chromcraft Revington, Inc.       186            -           -                9,027

Claire's Stores, Inc.            7,896          1,121       107              56,783

Cobra Electronics Corp.          -              209         -                2,125

Cogeco, Inc. (sub-vtg.)          -              -           82               24,999

Cogeco Cable, Inc.               -              -           67               16,709

Cold Metal Products, Inc.        -              674         -                1,104

Cole National Corp. Class A      78             -           -                17,706

Columbus Energy Corp.            -              815         -                2,123

Compdent Corp.                   3,331          -           -                13,147

Computer Learning Centers,       -              -           -                8,981
Inc.

Concord Fabrics, Inc. Class A    -              76          -                1,049

Concord Fabrics, Inc. Class B    -              -           -                736

Conso Products Co.               -              -           -                5,984

Consolidated Products, Inc.      -              2,876       -                -

Cook (D.C.) Holdings PLC         -              -           100              833

Corvel Corp.                     1,343          -           -                8,961

Cotton States Life Health        320            -           33               5,506
Insurance Co.

Crossman Communities, Inc.       604            -           -                30,698

Crown Central Petroleum Corp.    -              1,240       -                3,493
Class A

Cryolife, Inc.                   920            -           -                8,569

Cybex  Corp.                     -              1,523       -                20,825

DSP Technology, Inc.             -              -           -                1,555

DSG International Ltd.           -              341         -                2,152

Dallas Semiconductor Corp.       -              11,171      181              73,375

Decorator Industries, Inc.       -              -           53               3,000

Del Laboratories, Inc.           20             -           33               11,783

Desjardins-Laurentian Finance
Corp.  Class A (sub-vtg.)        -              -           12               5,587

Dime Financial Corp.             -              -           -                -


6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

AMOUNTS IN THOUSANDS AFFILIATE   PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

Diodes, Inc.                     $ 27           $ -         $ -              $ 2,835

Diversified Corporate             -              -           -                1,447
Resources, Inc.

Dominion Homes, Inc.              342            -           -                5,858

Drew Industries, Inc.             32             -           -                14,361

Ducommun, Inc.                    -              547         -                15,611

Durakon Industries, Inc.          -              -           -                8,310

Dyersburg Corp.                   -              -           14               2,100

Elxsi Corp.                       -              -           -                2,860

Edusoft Ltd.                      -              -           -                3,658

ESC Medical Systems Ltd.          3,485          -           -                13,802

Eltron International Inc.         -              -           -                -

Emerging Communications, Inc.     -              5,653       -                -

Elscint Ltd.                      6,128          200         -                15,727

ENEX Resources Corp.              -              -           -                649

Engineered Support Systems,       -              402         6                4,873
Inc.

Engle Homes, Inc.                 67             -           80               13,785

Equinox Systems, Inc.             -              201         -                3,836

Equitrac Corp.                    77             -           -                6,884

FRM Nexus, Inc.                   -              -           -                294

FDP Corp.                         -              -           14               8,758

Fansteel, Inc.                    -              506         -                4,600

Farm Family Holdings, Inc.        -              -           -                17,072

Federal Screw Works               -              -           218              5,603

FIH AS Class B                    -              -           -                -

Finlay Enterprises, Inc.          608            -           -                6,410

Finish Line, Inc. Class A         2,977          -           -                17,380

First BanCorp P R                 8,788          601         391              77,431

First Central Financial Corp.     -              2,811       -                -

First Commonwealth, Inc.          427            -           -                2,639

Flanigans Enterprises, Inc.       -              -           18               771

Footstar, Inc.                    -              1,620       -                37,969

Foremost Industries, Inc.         -              -           -                814

Fossil, Inc.                      -              2,377       -                43,743

Friedmans, Inc. Class A           4,196          -           -                16,376

GBC Bancorp                       179            859         128              18,690

Gardner Denver Machinery, Inc.    236            699         -                12,561

Gehl Co.                          402            -           -                10,665

General Semiconductor, Inc.       1,249          -           -                24,985


6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

AMOUNTS IN THOUSANDS AFFILIATE   PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

Giant Cement Holding, Inc.       $ -            $ -         $ -              $ 10,568

Global Motorsport Group, Inc.     -              6,016       -                -

Goodfellow, Inc.                  -              200         23               1,763

Griffon Corp.                     168            71          -                28,226

Gymboree Corp.                    -              1,200       -                -

HPSC, Inc.                        -              224         -                2,237

Hallwood Consolidated             669            -           -                3,110
Resources Corp.

Hampshire Group Ltd.              -              -           -                3,820

Hardinge, Inc.                    -              564         -                -

Healthcare Recoveries, Inc.       1,348          225         -                11,600

Helen Of Troy Corp.               73             -           -                43,280

Herbalife International, Inc.     -              -           156              15,757
Class A

Hirsch International Corp.        200            -           -                2,538
Class A

Holly Corp.                       303            127         139              6,822

Homebase, Inc.                    -              163         -                13,241

Horizon Health Corp.              1,882          -           -                4,022

Hurco Companies, Inc.             89             -           -                1,623

Hyder PLC                         3,896          -           -                106,314

ICU Medical, Inc.                 1,994          98          -                11,060

IHOP Corp.                        1,555          -           -                32,646

IDEX Corp.                        21,168         4,608       669              53,952

Independence Federal Savings      -              -           -                1,696
Bank

InfoUSA, Inc. Class B             1,063          104         -                11,538

InfoUSA, Inc. Class A             975            85          -                11,015

Intercontinental Life Corp.       -              -           -                8,298

Intest Corp.                      395            379         -                3,023

IPC Holdings Ltd.                 2,160          -           1,581            55,156

JDA Software Group, Inc.          5,252          299         -                12,688

JLM Couture, Inc.                 -              -           -                499

Jean Coutu Group, Inc. Class A    -              551         104              40,200

Jo-Ann Stores, Inc. Class A       2,146          723         -                8,291

Kaynar Technologies, Inc.         -              3,727       -                -

Kennedy-Wilson, Inc.              -              96          -                4,071

Kenneth Cole Productions,         1,374          -           -                15,928
Inc. Class A

King World Productions, Inc.      1,556          4,946       -                -

Koss Corp.                        -              -           -                2,389

Kronos, Inc.                      3,656          506         -                33,491

Lai Worldwide, Inc.               1,573          -           -                4,177

Laboratory Specialists            -              180         -                -
America, Inc.

Lasalle Re Holdings Ltd.          1,091          -           1,681            27,800

Life USA Holding, Inc.            -              896         99               22,576


6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

AMOUNTS IN THOUSANDS AFFILIATE   PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

Logans Roadhouse, Inc.           $ 474          $ -         $ -              $ 9,025

M/I Schottenstein Homes, Inc.     -              -           88               17,710

MMI Companies, Inc.               -              122         224              23,715

MYR Group, Inc.                   -              512         35               5,750

Mark VII, Inc.                    123            -           -                8,534

Marten Transport Ltd.             -              -           -                6,327

Martin Color-Fi, Inc.             -              1,834       -                -

Maynard Oil Co.                   32             -           -                2,316

Medstone International, Inc.      -              -           -                4,349

Melita International Corp.        1,557          1,235       -                16,500

Mercury Air Group, Inc.           -              -           -                5,129

Metro Richelieu, Inc. Class A     2,896          -           191              44,667

Micro Linear Corp.                110            -           -                5,766

Microsemi Corp.                   2,257          -           -                14,812

Midwest Express Holdings, Inc.    2,862          644         -                27,086

Mikes Restaurants, Inc.           -              -           -                361

Moffat Communications Ltd.        582            -           70               20,316

Monro Muffler Brake, Inc.         -              105         -                4,800

Morton's Restaurant Group,        -              241         -                6,366
Inc.

Movado Group, Inc.                624            -           31               19,905

Murakami Corp.                    -              -           22               2,297

Mysoftware Co.                    -              294         -                3,344

NSC Corp.                         -              -           -                464

Nanometrics, Inc.                 -              64          -                6,988

Nagawa Co., Ltd.                  -              -           -                2,774

National Western Life
Insurance Co.  Class A            -              -           -                20,995

Natures Sunshine Products,        123            -           69               13,745
Inc.

Nautica Enterprises, Inc.         18,303         -           -                56,700

Nordlandsbanken AS                -              -           -                8,121

Norvestia OY Class B              -              114         -                -

OEC Medical Systems, Inc.         -              -           -                35,831

Oakwood Homes Corp.               1,437          -           63               60,959

Octel Corp.                       -              -           -                19,596

Old Dominion Freight Lines,       114            179         -                5,825
Inc.

Orcad, Inc.                       -              -           -                3,398

Oriole Homes Corp. Class B        -              -           -                588

Orthofix International NV         928            -           -                14,837

P & F Industries, Inc. Class      680            -           -                2,694
A

PXRE Corp.                        -              -           370              14,818


6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

AMOUNTS IN THOUSANDS AFFILIATE  PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

Patrick Industries, Inc.        $ 68           $ -         $ 47             $ 8,747

PAULA Financial                  114            -           12               2,861

Pe Ben Oilfield Services Ltd.    -              -           -                596

Performance Food Group Co.       -              529         -                -

Perry Group                      -              -           -                3,196

Petroleum Development Corp.      110            -           -                4,944

Philadelphia Consolidated        1,560          -           -                23,190
Holding Corp.

Phoenix Technologies Ltd.        267            -           -                11,634

Piercing Pagoda, Inc.            89             -           -                8,873

Pittston Co. (Brinks Group)      7,463          -           53               66,413

Pittston Co. (Burlington         697            -           186              18,300
Group)

Pomeroy Computer Resources,      526            -           -                12,963
Inc.

Powell Industries, Inc.          -              616         -                11,046

Primesource Corp.                -              785         17               -

Programming & Systems, Inc.      -              -           -                -

Pubco Corp.                      -              -           -                3,035

Quest Diagnostics, Inc.          1,353          -           -                38,519

Quest Education Corp.            1,754          -           -                7,940

Quicks Group PLC                 -              -           -                5,628

Quixote Corp.                    -              754         81               6,920

RPC Energy Services, Inc.        -              356         203              19,356

Rainbow Technologies, Inc.       -              342         -                14,283

Raytech Corp.                    4              -           -                986

Redwood Trust, Inc.              -              -           -                15,198

RehabCare Group, Inc.            -              -           -                11,512

Remedy Corp.                     2,197          -           -                38,381

Realiability, Inc.               1,114          -           -                2,851

Res-Care, Inc.                   755            284         -                30,766

Respironics, Inc.                7,635          -           -                31,749

Rex Stores Corp.                 847            -           -                7,178

Reynolds & Reynolds Co. Class    3,948          -           822              87,700
A

Richardsons Westgarth PLC        140            -           98               2,032

Richmont Mines, Ltd.             58             -           -                2,012

Right Management Consultants,    118            -           -                10,389
Inc.

Ringkjobing Bank                 -              -           -                2,981

Riviana Foods, Inc.              761            -           187              18,519

Robertson Ceco Corp.             299            -           -                8,204

Ryan Hotels PLC                  -              799         48               4,012

S&K Famous Brands, Inc.          -              -           -                4,750

SCPIE Holding, Inc.              86             3,182       83               18,665

SED International Holdings,      -              780         -                4,500
Inc.


6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

AMOUNTS IN THOUSANDS AFFILIATE   PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

SPSS, Inc.                       $ 54           $ -         $ -              $ 17,392

Safeguard Health Enterprises,     371            -           -                1,475
Inc.

San Francisco Boutiques, Inc.
Class B   (sub-vtg.)              -              196         -                861

Scan-Optics, Inc.                 -              576         -                1,912

Schultz Sav-O Stores, Inc.        82             -           -                6,140

Seattle FilmWorks, Inc.           590            -           -                6,336

Shelby Williams Industries,       -              2,748       53               -
Inc.

Sonic Corp.                       -              -           -                48,859

Sound Advice, Inc.                -              -           -                1,008

Southern Energy Homes, Inc.       -              -           -                9,091

Southwestern Energy Co.           74             2,827       179              10,500

Speizman Industries, Inc.         -              -           -                1,059

Sparebanken Rana                  133            -           -                688
Grunnfondsbevis

Standard Commercial Corp.         -              -           125              9,757

Stanley Furniture Co., Inc.       434            -           -                14,199

Stanley Technology Group, Inc.    -              163         -                -

Steel of West Virginia, Inc.      -              3,551       -                -

Stephan Co.                       -              -           17               4,416

Stewart Information Services      -              3,082       -                -
Corp.

Strattec Security Corp.           2,329          -           -                14,476

Summit Holdings Southeast,        -              3,262       -                -
Inc.

Superior Energy Services, Inc.    432            -           -                4,031

Supreme International Corp.       218            -           -                7,246

Swift Energy Co.                  -              -           -                10,074

Sylvan, Inc.                      -              716         -                8,316

TBC Corp.                         -              344         -                11,873

TB Wood's Corp.                   -              473         70               4,420

Taitron Components, Inc.          -              -           -                1,010
Class A

Talentum OY Class B               -              93          -                17,096

Tandy Brands Accessories, Inc.    163            97          -                9,049

Tay Homes PLC                     -              -           315              5,893

Tech-Sym Corp.                    1,346          149         -                10,585

Terra Nova (Bermuda) Holdings
Ltd.  Class A                     5,781          -           191              43,088

Toami Corp.                       -              -           -                1,684

Tollgrade Communications, Inc.    2,285          -           -                8,982

Transpro, Inc.                    -              -           66               4,131

Twin Disc, Inc.                   -              481         114              5,200

UICI                              -              1,553       -                61,453

URS Corp.                         -              107         -                27,135


6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

AMOUNTS IN THOUSANDS AFFILIATE  PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

USEC, Inc.                      $ 4,248        $ 1,001     $ 2,358          $ 125,353

Uni-Select, Inc.                 -              -           61               14,624

Unico American Corp.             57             -           -                4,130

Unigraphics Solutions, Inc.      -              196         -                10,395
Class A

United Dental Care, Inc.         -              8,494       -                -

Utah Medical Products, Inc.      -              -           -                5,395

Valley Forge Corp.               20             1,461       41               -

Vertex Communications Corp.      18             -           -                8,943

Video Display Corp.              -              -           -                1,988

WSOY (Werner Soderstrom
Osakeyhtio)  Class B             -              981         -                49,035

Western Beef, Inc.               -              -           -                3,070

Winsloew Furniture, Inc.         -              1,349       -                16,293

Winston Resources, Inc.          58             -           -                921

Wireless Telecom Group, Inc.     387            -           -                3,731

World Fuel Services Corp.        366            -           125              14,061

Worldtex, Inc.                   -              1,992       -                2,938

Wynns International, Inc.        -              -           213              33,373

TOTALS                          $ 218,442      $ 139,807   $ 15,663         $ 3,761,618


MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

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TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
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(LETTER_GRAPHIC)FOR NON-RETIREMENT
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BUYING SHARES

Fidelity Investments
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OVERNIGHT EXPRESS
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GENERAL CORRESPONDENCE

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(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
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SELLING SHARES

Fidelity Investments
P.O. Box 660602
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OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
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GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Joel C. Tillinghast, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

LPS-SANN-0399  72339
1.700505.101

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

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THE FIDELITY TELEPHONE CONNECTION
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 (8 a.m. - 9 p.m.)
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 AUTOMATED LINE FOR QUICKEST SERVICE

(fidelity_logo_graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY
PURITAN(REGISTERED TRADEMARK)
FUND

SEMIANNUAL REPORT
JANUARY 31, 1999

(fidelity_logo_graphic)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   47  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  51  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  55  The auditors' opinion.
ACCOUNTANTS

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After the first month of 1999, U.S. stock markets seem to have maintained their momentum from 1998, as the S&P 500, the Dow and NASDAQ all reached record highs in January. The technology sector, and Internet stocks in particular, were the main contributors. In the bond markets, domestic securities continued to trade at historically low yields, while positive economic news helped credit-sensitive sectors outperform Treasury bonds.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).


CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY PURITAN                 6.34%          16.56%       96.09%        281.38%

Fidelity Balanced Composite      11.55%         22.91%       122.69%       308.14%

 S&P 500 (registered trademark)  15.02%         32.49%       196.12%       462.78%

 LB Aggregate Bond               5.10%          8.08%        41.16%        140.67%

Balanced Funds Average           7.39%          14.62%       90.24%        231.93%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 437 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY PURITAN                16.56%       14.42%        14.32%

Fidelity Balanced Composite     22.91%       17.36%        15.10%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Puritan                     FID Balanced Composite
S&P 500                     LB Aggregate Bond
             00004                       F0021
SP001                       LB001
  1989/01/31      10000.00                    10000.00
   10000.00                    10000.00
  1989/02/28       9910.38                     9821.80
    9751.00                     9928.00
  1989/03/31      10090.41                     9976.00
    9978.20                     9970.69
  1989/04/30      10431.56                    10370.05
   10496.07                    10179.08
  1989/05/31      10780.29                    10731.14
   10921.16                    10446.79
  1989/06/30      10855.67                    10824.93
   10858.91                    10764.37
  1989/07/31      11455.34                    11503.65
   11839.47                    10993.65
  1989/08/31      11532.23                    11570.83
   12071.52                    10830.94
  1989/09/30      11405.08                    11565.97
   12022.03                    10886.18
  1989/10/31      11064.04                    11518.79
   11743.12                    11153.98
  1989/11/30      11270.25                    11703.55
   11982.68                    11259.95
  1989/12/31      11397.15                    11884.72
   12270.26                    11290.35
  1990/01/31      10914.65                    11349.67
   11446.92                    11155.99
  1990/02/28      11031.11                    11452.04
   11594.59                    11191.69
  1990/03/31      11046.99                    11637.34
   11901.85                    11199.53
  1990/04/30      10776.73                    11419.95
   11604.30                    11096.49
  1990/05/31      11376.37                    12223.23
   12735.72                    11424.95
  1990/06/30      11315.48                    12252.08
   12649.12                    11608.89
  1990/07/31      11212.61                    12296.18
   12608.64                    11769.09
  1990/08/31      10535.40                    11563.33
   11468.82                    11611.38
  1990/09/30      10046.20                    11263.84
   10910.29                    11707.76
  1990/10/31       9871.94                    11292.00
   10863.37                    11856.45
  1990/11/30      10429.57                    11826.79
   11565.15                    12111.36
  1990/12/31      10673.40                    12098.57
   11887.81                    12300.30
  1991/01/31      11151.71                    12475.08
   12406.12                    12452.82
  1991/02/28      11798.31                    13052.67
   13293.16                    12558.67
  1991/03/31      11876.70                    13278.22
   13614.86                    12645.33
  1991/04/30      11975.60                    13354.71
   13647.53                    12781.90
  1991/05/31      12559.99                    13731.84
   14237.10                    12856.03
  1991/06/30      12124.21                    13351.75
   13585.05                    12849.60
  1991/07/31      12543.86                    13799.30
   14218.11                    13028.21
  1991/08/31      12762.81                    14114.75
   14555.08                    13309.62
  1991/09/30      12773.53                    14087.93
   14312.01                    13579.81
  1991/10/31      12958.65                    14263.75
   14503.79                    13730.54
  1991/11/30      12514.36                    13971.34
   13919.29                    13856.86
  1991/12/31      13283.73                    15096.31
   15511.65                    14268.41
  1992/01/31      13396.47                    14845.71
   15223.14                    14074.36
  1992/02/29      13772.24                    15000.11
   15421.04                    14165.85
  1992/03/31      13704.93                    14791.01
   15120.33                    14086.52
  1992/04/30      14152.55                    15094.52
   15564.86                    14187.94
  1992/05/31      14314.46                    15253.01
   15641.13                    14456.09
  1992/06/30      14237.34                    15200.85
   15408.08                    14655.59
  1992/07/31      14671.12                    15697.91
   16038.27                    14954.56
  1992/08/31      14526.53                    15568.25
   15709.48                    15105.60
  1992/09/30      14703.65                    15752.58
   15894.86                    15285.36
  1992/10/31      14592.64                    15701.85
   15950.49                    15082.06
  1992/11/30      14986.22                    16024.37
   16494.40                    15085.08
  1992/12/31      15333.07                    16244.54
   16697.28                    15324.93
  1993/01/31      15769.97                    16451.18
   16837.54                    15619.17
  1993/02/28      16092.44                    16700.58
   17066.53                    15892.51
  1993/03/31      16728.77                    16940.06
   17426.63                    15959.25
  1993/04/30      17044.40                    16741.52
   17004.91                    16070.97
  1993/05/31      17275.87                    17019.43
   17460.64                    16091.86
  1993/06/30      17392.77                    17172.27
   17511.28                    16383.12
  1993/07/31      17648.08                    17170.21
   17441.23                    16476.51
  1993/08/31      18158.69                    17680.85
   18102.25                    16764.85
  1993/09/30      18033.70                    17618.26
   17962.87                    16810.11
  1993/10/31      18502.55                    17863.15
   18334.70                    16872.31
  1993/11/30      18205.23                    17700.60
   18160.52                    16728.89
  1993/12/31      18621.56                    17867.34
   18380.26                    16819.23
  1994/01/31      19449.18                    18328.31
   19005.19                    17046.29
  1994/02/28      19236.37                    17902.73
   18490.15                    16749.68
  1994/03/31      18520.37                    17257.52
   17683.98                    16335.97
  1994/04/30      18723.24                    17334.83
   17910.33                    16205.28
  1994/05/31      18842.57                    17504.71
   18204.06                    16203.66
  1994/06/30      18696.72                    17231.99
   17758.06                    16168.01
  1994/07/31      19165.94                    17708.28
   18340.53                    16489.75
  1994/08/31      19731.42                    18152.40
   19092.49                    16509.54
  1994/09/30      19305.98                    17778.83
   18624.72                    16266.85
  1994/10/31      19532.37                    18012.44
   19043.78                    16252.21
  1994/11/30      18916.08                    17602.98
   18350.20                    16216.46
  1994/12/31      18953.81                    17808.20
   18622.34                    16328.35
  1995/01/31      18864.23                    18226.30
   19105.22                    16651.65
  1995/02/28      19440.14                    18825.98
   19849.75                    17047.96
  1995/03/31      19891.32                    19205.25
   20435.51                    17151.95
  1995/04/30      20291.21                    19652.16
   21037.34                    17392.08
  1995/05/31      20729.80                    20427.67
   21878.20                    18065.15
  1995/06/30      20962.64                    20772.04
   22386.43                    18197.03
  1995/07/31      21663.56                    21167.04
   23128.76                    18157.00
  1995/08/31      21767.40                    21301.37
   23186.82                    18376.70
  1995/09/30      22079.27                    21923.37
   24165.30                    18554.95
  1995/10/31      21724.00                    21990.41
   24079.03                    18796.16
  1995/11/30      22500.33                    22701.58
   25136.10                    19078.11
  1995/12/31      23021.39                    23091.04
   25620.22                    19345.20
  1996/01/31      23346.21                    23623.62
   26492.33                    19472.88
  1996/02/29      23643.96                    23590.59
   26737.92                    19134.05
  1996/03/31      24037.56                    23660.84
   26995.40                    19000.11
  1996/04/30      24051.18                    23817.10
   27393.32                    18893.71
  1996/05/31      24201.08                    24166.59
   28099.79                    18855.92
  1996/06/30      24310.83                    24351.37
   28206.85                    19108.59
  1996/07/31      23843.32                    23732.16
   26960.67                    19160.19
  1996/08/31      24063.32                    24016.33
   27529.27                    19127.61
  1996/09/30      25017.72                    24994.47
   29078.62                    19460.44
  1996/10/31      25624.95                    25630.03
   29880.61                    19892.46
  1996/11/30      26915.31                    26967.76
   32139.28                    20232.62
  1996/12/31      26510.14                    26546.90
   31502.60                    20044.45
  1997/01/31      27417.39                    27575.01
   33470.89                    20106.59
  1997/02/28      27832.58                    27732.30
   33733.30                    20156.86
  1997/03/31      26901.46                    26925.46
   32347.20                    19933.12
  1997/04/30      28002.96                    28051.48
   34278.32                    20232.11
  1997/05/31      29135.49                    29182.74
   36365.19                    20424.32
  1997/06/30      30220.07                    30106.08
   37994.35                    20667.37
  1997/07/31      31862.46                    31868.55
   41017.56                    21225.39
  1997/08/31      30454.70                    30689.03
   38719.76                    21044.97
  1997/09/30      31680.83                    31879.21
   40840.44                    21356.44
  1997/10/31      31032.30                    31425.25
   39476.37                    21666.11
  1997/11/30      31778.11                    32355.88
   41303.73                    21765.77
  1997/12/31      32435.02                    32819.93
   42012.91                    21985.60
  1998/01/31      32719.53                    33205.76
   42477.58                    22267.02
  1998/02/28      33991.49                    34632.01
   45541.06                    22249.21
  1998/03/31      35052.22                    35743.22
   47873.22                    22324.85
  1998/04/30      35254.63                    36033.31
   48354.82                    22440.94
  1998/05/31      35204.03                    35798.59
   47523.60                    22654.13
  1998/06/30      35948.14                    36792.79
   49454.01                    22846.69
  1998/07/31      35863.12                    36588.59
   48927.32                    22894.67
  1998/08/31      32343.13                    33653.16
   41853.41                    23267.85
  1998/09/30      33552.55                    35261.64
   44534.54                    23812.32
  1998/10/31      35199.64                    36907.80
   48156.98                    23686.12
  1998/11/30      36569.13                    38334.14
   51075.78                    23821.13
  1998/12/31      37817.46                    39705.43
   54018.76                    23892.59
  1999/01/29      38137.79                    40814.48
   56277.83                    24067.00
IMATRL PRASUN   SHR__CHT 19990131 19990305 093431 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Puritan Fund on January 31, 1989. As the chart shows, by January 31, 1999, the value of the investment would have grown to $38,138 - a 281.38% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's Index would have grown to $56,278 - a 462.78% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $24,067 - a 140.67% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $40,814 - a 308.14% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Extreme volatility was no stranger
to the U.S. stock and bond markets
during the six-month period ending
January 31, 1999. In contrast, the
U.S. economy was relatively tranquil,
as the trend of low inflation, low
unemployment and low interest
rates continued. The international
scene was another story. Economic
uncertainty abroad, particularly in
Asia and Russia, plagued the U.S.
stock markets. Then, when Russia
announced a one-two punch of
loan defaults and currency
devaluation, equity investors'
confidence hit the mat. Investors
fled the equity markets in droves,
searching for safer, less volatile
havens - particularly U.S.
Treasuries. After the near-collapse of
a major U.S. hedge fund, the U.S.
Federal Reserve Board waded in
with three cuts in key interest rates,
which boosted equity market
confidence and restored some
measure of liquidity to the
fixed-income markets. Despite some
instances of profit-taking in
technology issues and concerns
over Brazil's currency devaluation
in the first month of 1999, the
Standard and Poor's 500 Index,
Dow Jones Industrial Average and
NASDAQ all reached record highs
in January. Overall, the S&P 500(Registered trademark) index- a popular measure of U.S.
stock market performance -
returned 15.02% for the six-month
period. Meanwhile, the Lehman
Brothers Aggregate Bond Index -
a broad measure of the U.S.
taxable investment-grade bond
market - returned 5.10%.

(photograph of Bettina Doulton)

An interview with Bettina Doulton, Portfolio Manager of Fidelity
Puritan Fund

Q. HOW DID THE FUND PERFORM, BETTINA?

A. For the six months that ended January 31, 1999, the fund returned 6.34%. This lagged the 15.02% return of the Standard & Poor's 500 Index, but topped the Lehman Brothers Aggregate Bond Index, which returned 5.10% during the period. Given the fund's mix of equities and bonds, performance typically falls between the S&P 500 and Lehman Brothers indexes. The fund's six-month return trailed that of the balanced funds average, which returned 7.39% according to Lipper Inc. For the 12 months that ended January 31, 1999, the fund returned 16.56%, which exceeded the Lipper peer group's return of 14.62%. The S&P 500 and Lehman Brothers indexes returned 32.49% and 8.08%, respectively, during the same period.

Q. WHAT FACTORS CONTRIBUTED POSITIVELY TO THE FUND'S PERFORMANCE
DURING THE PERIOD?

A. The fund benefited from its focus on industry-leading companies that had growing market share and improving financial returns. The fund's stock selection within certain sectors was also strong, particularly among its media and leisure-related investments. Time Warner, for instance, experienced exceptional returns during the past six months.

Q. WHY DID THE FUND'S PERFORMANCE LAG THAT OF ITS LIPPER PEER GROUP OVER THE PAST SIX MONTHS?

A. The fund lagged the Lipper group primarily because of relative portfolio construction. Puritan's equity sub-portfolio, managed in an equity income style, was at an inherent disadvantage to competitors who invested in growth stocks. Given Puritan's income-oriented investment approach, it was difficult to own index weights in low-yielding, high P/E growth stocks such as Microsoft, Dell Computer and Lucent Technologies. These stocks were market leaders during the past six and 12 months. In addition, Puritan's high-grade fixed-income sub-portfolio, which maintained overweightings in corporate and mortgage debt, also did not measure up well against competitors' government bond holdings. Finally, having exposure - though it was relatively small - to the poorly performing high-yield market during the period proved to be detrimental since most of the fund's competitors have minimal high-yield holdings.

Q. MARKET VOLATILITY WAS QUITE HIGH DURING THE PERIOD. WHAT STRATEGIES DID YOU FOLLOW IN TRYING TO STEER THE FUND THROUGH THIS VOLATILITY?

A. In fact, market volatility, as measured by intraday moves by the S&P 500, was at levels not experienced in more than fifteen years. Amidst this erratic environment, I kept Puritan's stock selection focused on companies that offered both fair valuations and reasonable dividend yields, in an effort to keep the fund's relative volatility consistent with the fund's balanced investment mandate. Importantly, I remain committed to a long-term investment discipline, with the intent of owning individual positions for two to three years.

Q. HOW DID THE BOND PORTION OF THE FUND'S PORTFOLIO PERFORM DURING THE
PERIOD?

A. While some of the fund's bond holdings were negatively affected by a massive rotation to safer U.S. Treasury securities following Russia's default early in the period, the fund opportunistically upgraded its holdings in the corporate and mortgage-backed sectors. When the fixed-income market settled down in the second half of the period, many of those purchases did quite well, handily outperforming Treasuries. Barring further negative surprises from the emerging markets, spreads - or the difference in yield between Treasuries and other fixed-income securities - for corporate and mortgage issues could continue to narrow during the rest of 1999. This would be good news for the fund's investors.

Q. WHICH INDIVIDUAL STOCKS PERFORMED WELL? WHICH TURNED OUT TO BE
DISAPPOINTING?

A. The fund's position in AT&T - its third-largest holding at the end of the period - performed well as telecommunications companies benefited from the demand for better voice, data and Internet-related services. AT&T's own restructuring and repositioning efforts also began to drive results. In terms of disappointments, telecommunications company Alcatel declined after it failed to meet consensus earnings expectations. Alcatel's restructuring actions were not enough to overcome a more competitive marketplace and a more challenging global economic environment. In addition, while Philip Morris had a positive return for the period, the stock was somewhat of a disappointment as it remained under the cloud of ongoing litigation.

Q. WHAT'S YOUR OUTLOOK?

A. I am fairly optimistic that the monetary policy easings by the U.S. Federal Reserve Bank over the past six months will be sufficient to sustain domestic economic growth - specifically consumer spending - and that related liquidity will support the financial markets. Given continued economic weakness in the emerging markets, I see limited inflation risk that would require tighter monetary policies. I fear that the heightened levels of market volatility will persist as investors react to domestic economic news and global economic developments.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high income with
preservation of capital. The
fund also considers the
potential for growth of
capital.

FUND NUMBER: 004

TRADING SYMBOL: FPURX

START DATE: April 16, 1947

SIZE: as of January 31,
1999, more than $26.0
billion

MANAGER: Bettina Doulton,
since 1996; manager,
Fidelity Equity-Income II Fund,
since 1996; Fidelity Value
Fund, 1995-1996; Fidelity
Select Automotive Portfolio,
1993; joined Fidelity in
1986

BETTINA DOULTON
ON TECHNOLOGY:

"Like the Industrial Revolution,
technology - and more specifically
its application - is changing the
business model now. As CS First
Boston wrote recently, `. . . the
economy is moving away from
industries where physical capital or
resources are the foundation for
competitive advantage toward
businesses where knowledge, or
intellectual capital, is the driver of
advantage.' The ability to optimize
technology - be it in accelerating
R&D cycles, retail distribution or
business-to-business applications
such as payment systems or
inventory management - will be
critical to achieving success in this
type of environment. The winners will
be those companies that best
leverage their intellectual capital,
and the associated low physical
capital investment, into higher
sustainable financial returns. The
losers will be those companies
unable to adapt an existing fixed
asset base to the new model. While
Puritan's equity income approach to
stock selection precludes
investments in the large-cap
technology trailblazers, the
industries in which the fund typically
traffics will be affected, some
positively and others negatively.
Within all industries, the valuation
gap between those companies
improving their returns and
competitive position by optimizing
technology, and those who are not,
is expected to widen. I will look to
invest in companies that appear to
be positioning themselves to win in
this new economy, and will only
invest selectively in others if
valuations are overwhelmingly
compelling."


INVESTMENT CHANGES





TOP FIVE STOCKS AS OF JANUARY
31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

General Electric Co.            3.5                      3.0

Chase Manhattan Corp.           2.5                      1.8

AT&T Corp.                      2.1                      1.4

Citigroup, Inc.                 2.1                      3.6

American Express Co.            2.1                      1.8

TOP FIVE BOND ISSUERS AS OF
JANUARY 31, 1999

(WITH MATURITIES MORE THAN     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
ONE YEAR)                                               THESE BOND ISSUERS 6 MONTHS
                                                        AGO

Fannie Mae                      7.7                      7.3

U.S. Treasury                   2.8                      2.8

Government National Mortgage    1.6                      2.0
Association

Raytheon Co.                    0.4                      0.4

TCI Communications, Inc.        0.4                      0.5

TOP FIVE MARKET SECTORS AS OF
JANUARY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

FINANCE                         19.4                     23.8

UTILITIES                       10.8                     8.0

MEDIA & LEISURE                 7.9                      5.4

HEALTH                          7.2                      7.8

NONDURABLES                     6.8                      6.4


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999 *
Stocks 64.4%
Bonds 31.9%
Convertible
securities 0.8%
Short-term
investments 2.9%
*FOREIGN
INVESTMENTS 6.8%
Row: 1, Col: 1, Value: 64.4
Row: 1, Col: 2, Value: 31.9
Row: 1, Col: 3, Value: 0.8
Row: 1, Col: 4, Value: 2.9


AS OF JULY 31, 1998 **
Stocks 62.0%
Bonds 34.4%
Convertible
securities 0.7%
Short-term
investments 2.9%
**FOREIGN
INVESTMENTS 8.2%
Row: 1, Col: 1, Value: 62.0
Row: 1, Col: 2, Value: 34.4
Row: 1, Col: 3, Value: 0.7
Row: 1, Col: 4, Value: 2.9




INVESTMENTS JANUARY 31, 1999

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 63.3%

                                 SHARES                   VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.6%

AEROSPACE & DEFENSE - 1.0%

AlliedSignal, Inc.                964,100                 $ 37,600

Textron, Inc.                     2,322,800                172,903

United Technologies Corp.         517,700                  61,833

                                                           272,336

SHIP BUILDING & REPAIR - 0.6%

General Dynamics Corp.            2,652,700                154,188

TOTAL AEROSPACE & DEFENSE                                  426,524

BASIC INDUSTRIES - 1.2%

CHEMICALS & PLASTICS - 0.4%

du Pont (E.I.) de Nemours &       1,179,200                60,360
Co.

Praxair, Inc.                     1,474,600                47,648

                                                           108,008

IRON & STEEL - 0.0%

Nucor Corp.                       34,900                   1,710

METALS & MINING - 0.8%

Alcoa, Inc.                       2,454,000                205,216

TOTAL BASIC INDUSTRIES                                     314,934

CONSTRUCTION & REAL ESTATE -
0.6%

BUILDING MATERIALS - 0.5%

Masco Corp.                       3,349,700                108,237

Sherwin-Williams Co.              979,100                  25,089

                                                           133,326

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Boston Properties, Inc.           199,900                  6,497

Equity Residential Properties     353,500                  14,383
Trust (SBI)

Simon Property Group, Inc.        256,100                  6,739

                                                           27,619

TOTAL CONSTRUCTION & REAL                                  160,945
ESTATE

DURABLES - 1.3%

AUTOS, TIRES, & ACCESSORIES -
0.7%

Danaher Corp.                     340,600                  18,222

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Federal-Mogul Corp.               118,900                 $ 7,045

Ford Motor Co.                    2,546,000                156,420

                                                           181,687

CONSUMER DURABLES - 0.1%

Minnesota Mining &                282,600                  21,937
Manufacturing Co.

CONSUMER ELECTRONICS - 0.5%

Black & Decker Corp.              2,283,960                121,050

TOTAL DURABLES                                             324,674

ENERGY - 4.1%

ENERGY SERVICES - 0.5%

Halliburton Co.                   2,274,400                67,521

Schlumberger Ltd.                 1,128,200                53,731

                                                           121,252

OIL & GAS - 3.6%

BP Amoco PLC                      9,387,071                126,922

BP Amoco PLC sponsored ADR        3,681,082                298,628

Burlington Resources, Inc.        551,500                  16,683

Chevron Corp.                     359,900                  26,903

Exxon Corp.                       3,729,600                262,704

Royal Dutch Petroleum Co.         592,800                  23,749
(Hague Registry)

Texaco, Inc.                      1,604,200                75,999

Total SA:

Class B                           165,700                  16,964

sponsored ADR                     468,500                  23,981

USX-Marathon Group                3,157,300                71,829

                                                           944,362

TOTAL ENERGY                                               1,065,614

FINANCE - 14.6%

BANKS - 3.6%

Bank of New York Co., Inc.        2,151,400                76,375

Bank One Corp.                    393,500                  20,610

Chase Manhattan Corp.             8,651,800                665,648

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

U.S. Bancorp                      3,525,700               $ 118,772

Wells Fargo & Co.                 1,549,300                54,129

                                                           935,534

CREDIT & OTHER FINANCE - 5.5%

American Express Co.              5,303,827                545,631

Associates First Capital          6,104,610                247,618
Corp. Class A

Citigroup, Inc.                   9,805,749                549,735

Household International, Inc.     2,404,601                105,652

Olympic Financial Ltd.            361                      2
warrants 3/15/07 (a)

                                                           1,448,638

FEDERAL SPONSORED CREDIT - 3.8%

Fannie Mae                        6,253,650                455,735

Freddie Mac                       8,645,100                535,996

                                                           991,731

INSURANCE - 1.6%

Allstate Corp.                    830,144                  31,182

American International Group,     1,625,400                167,315
Inc.

Chubb Corp. (The)                 418,000                  24,558

Hartford Financial Services       3,465,300                179,979
Group, Inc.

MBIA, Inc.                        80,600                   5,284

                                                           408,318

SECURITIES INDUSTRY - 0.1%

ECM Corp. LP (e)                  6,318                    556

Morgan Stanley, Dean Witter &     320,500                  27,823
Co.

                                                           28,379

TOTAL FINANCE                                              3,812,600

HEALTH - 7.0%

DRUGS & PHARMACEUTICALS - 5.7%

American Home Products Corp.      800,100                  46,956

Bristol-Myers Squibb Co.          2,991,300                383,447

Lilly (Eli) & Co.                 2,979,900                279,179

Merck & Co., Inc.                 3,513,100                515,547

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Schering-Plough Corp.             2,991,700               $ 163,048

Warner-Lambert Co.                1,385,900                100,045

                                                           1,488,222

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Baxter International, Inc.        1,066,300                75,641

Becton, Dickinson & Co.           4,199,430                150,130

Johnson & Johnson                 1,209,900                102,842

                                                           328,613

TOTAL HEALTH                                               1,816,835

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.7%

ELECTRICAL EQUIPMENT - 4.0%

Ampex Corp. Class A (a)           110,662                  491

Emerson Electric Co.              1,754,700                102,102

General Electric Co.              8,550,900                896,776

Honeywell, Inc.                   534,000                  34,810

                                                           1,034,179

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.7%

Cooper Industries, Inc.           234,304                  9,709

Illinois Tool Works, Inc.         938,800                  56,621

Ingersoll-Rand Co.                791,700                  37,606

Tyco International Ltd.           4,357,582                335,806

                                                           439,742

TOTAL INDUSTRIAL MACHINERY &                               1,473,921
EQUIPMENT

MEDIA & LEISURE - 4.0%

BROADCASTING - 2.0%

Benedek Communications Corp.      51,900                   104
warrants 7/1/07 (a)

CBS Corp.                         3,813,000                129,642

Comcast Corp. Class A             924,500                  62,852
(special)

Cox Communications, Inc.          181,100                  13,017
Class A (a)

CS Wireless Systems, Inc.         911                      -
(a)(e)

MediaOne Group, Inc.              788,700                  44,216

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

NTL, Inc. warrants 12/31/08       16,463                  $ 247
(a)

Teletrac Holdings, Inc.           2,910                    1
warrants 8/1/07 (a)

Time Warner, Inc.                 4,464,961                279,060

UIH Australia/Pacific, Inc.       26,110                   26
warrants 5/15/06 (a)

                                                           529,165

ENTERTAINMENT - 1.0%

Alliance Gaming Corp. (a)(g)      10,652                   16

Cedar Fair LP (depository         300,000                  7,350
unit)

Disney (Walt) Co.                 1,150,000                37,950

Fox Entertainment Group, Inc.     559,000                  15,582
(a)

News Corp. Ltd. ADR               1,256,000                37,052

Viacom, Inc. Class B              1,962,500                166,813
(non-vtg.) (a)

                                                           264,763

LODGING & GAMING - 0.0%

Motels of America, Inc. (a)       3,000                    63

PUBLISHING - 0.5%

McGraw-Hill Companies, Inc.       1,193,800                129,080

RESTAURANTS - 0.5%

McDonald's Corp.                  1,607,100                126,660

TOTAL MEDIA & LEISURE                                      1,049,731

NONDURABLES - 6.2%

BEVERAGES - 0.5%

Anheuser-Busch Companies,         1,459,500                103,168
Inc.

Brown-Forman Corp. Class B        368,900                  26,630

                                                           129,798

FOODS - 1.3%

Bestfoods                         700,000                  35,219

ConAgra, Inc.                     1,133,700                36,845

Dean Foods Co.                    1,149,100                44,815

Flowers Industries, Inc.          2,521,800                60,681

Heinz (H.J.) Co.                  1,727,500                97,280

Nabisco Holdings Corp. Class A    278,800                  11,727

Sara Lee Corp.                    2,056,800                52,448

                                                           339,015

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - 2.7%

Avon Products, Inc.               3,677,200               $ 135,827

Clorox Co.                        516,609                  64,641

Procter & Gamble Co.              561,800                  51,054

Renaissance Cosmetics, Inc.       10,000                   -
warrants 8/31/06 (a)(e)

Unilever NV (NY shares)           5,059,400                387,044

Unilever PLC                      7,891,500                80,148

                                                           718,714

TOBACCO - 1.7%

Philip Morris Companies, Inc.     9,227,040                433,671

TOTAL NONDURABLES                                          1,621,198

RETAIL & WHOLESALE - 3.0%

APPAREL STORES - 0.0%

Mothers Work, Inc. (a)(g)         2,416                    29

DRUG STORES - 0.1%

Rite Aid Corp.                    671,200                  32,973

GENERAL MERCHANDISE STORES -
1.7%

Dayton Hudson Corp.               2,475,400                157,807

Nordstrom, Inc.                   1,527,300                63,574

Saks, Inc. (a)                    1,855,060                68,289

Wal-Mart Stores, Inc.             1,794,100                154,293

                                                           443,963

GROCERY STORES - 0.9%

Albertson's, Inc.                 328,400                  20,032

American Stores Co.               439,500                  15,932

Kroger Co. (a)                    1,000,000                63,500

Meyer (Fred), Inc. (a)            2,251,600                140,725

                                                           240,189

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.3%

Home Depot, Inc.                  1,202,900                72,625

TOTAL RETAIL & WHOLESALE                                   789,779

SERVICES - 0.6%

PRINTING - 0.4%

Donnelley (R.R.) & Sons Co.       3,030,900                114,227

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - 0.2%

ServiceMaster Co.                 1,995,750               $ 38,044

TOTAL SERVICES                                             152,271

TECHNOLOGY - 5.2%

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.          3,530                    494
warrants 12/15/07 (a)(e)

COMPUTERS & OFFICE EQUIPMENT
- 4.4%

Compaq Computer Corp.             650,000                  30,956

International Business            1,665,700                305,240
Machines Corp.

Pitney Bowes, Inc.                6,730,180                463,121

Xerox Corp.                       2,813,600                348,886

                                                           1,148,203

ELECTRONICS - 0.8%

Motorola, Inc.                    1,481,100                107,009

Texas Instruments, Inc.           992,900                  98,173

                                                           205,182

TOTAL TECHNOLOGY                                           1,353,879

TRANSPORTATION - 0.7%

RAILROADS - 0.7%

Burlington Northern Santa Fe      3,614,000                125,135
Corp.

CSX Corp.                         388,300                  15,629

Union Pacific Corp.               807,500                  41,536

                                                           182,300

UTILITIES - 7.5%

CELLULAR - 0.0%

American Mobile Satellite         2,990                    7
Corp. warrants 4/1/08 (a)(e)

Loral Orion Network Systems,      41,555                   364
Inc. warrants 1/15/07 (CV
ratio .47) (a)

Loral Orion Network Systems,      8,090                    93
Inc. warrants 1/15/07  (CV
ratio .6) (a)

McCaw International Ltd.          40,960                   205
warrants 4/15/07 (a)(e)

Microcell Telecommunications,     110,880                  1,896
Inc. warrants 6/1/06 (a)(e)

Orbital Imaging Corp.             1,120                    22
warrants 3/1/05 (a)(e)

                                                           2,587

ELECTRIC UTILITY - 1.2%

CMS Energy Corp.                  1,616,800                69,219

Duke Energy Corp.                 2,026,596                125,269

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Entergy Corp.                     517,700                 $ 15,240

FPL Group, Inc.                   482,400                  26,472

PG&E Corp.                        1,870,400                59,736

                                                           295,936

GAS - 0.3%

Enron Corp.                       1,305,900                86,189

TELEPHONE SERVICES - 6.0%

ALLTEL Corp.                      1,758,300                113,520

Ameritech Corp.                   1,551,600                101,048

AT&T Corp.                        6,090,100                552,677

BellSouth Corp.                   2,812,400                125,503

Covad Communications Group,       12,430                   8,788
Inc. warrants 3/15/08 (a)(e)

DTI Holdings, Inc. warrants       41,950                   2
3/1/08 (a)(e)

Firstworld Communications,        6,340                    63
Inc. warrants 4/15/08 (a)(e)

GTE Corp.                         2,783,600                187,893

KMC Telecom Holdings, Inc.        5,620                    14
warrants 4/15/08 (a)(e)

MCI WorldCom, Inc. (a)            2,300,000                183,425

Optel Communications Corp.        1,706,343                17
warrants 12/29/04 (a)(g)

Pathnet, Inc. warrants            4,910                    49
4/15/08 (a)(e)

Rhythms Netconnections, Inc.      56,650                   1,133
warrants 5/15/08 (a)(e)

SBC Communications, Inc.          3,939,500                212,733

Tele Danmark AS Class B           413,000                  55,526

U.S. WEST, Inc.                   300,000                  18,506

                                                           1,560,897

TOTAL UTILITIES                                            1,945,609

TOTAL COMMON STOCKS                           16,490,814
(Cost $11,242,044)

PREFERRED STOCKS - 1.6%



CONVERTIBLE PREFERRED STOCKS
- 0.5%

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

Federal-Mogul Financing Trust     124,500                  8,264
$3.50

PREFERRED STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

ELECTRICAL EQUIPMENT - 0.1%

Ampex Corp. 8% non-cumulative     369                     $ 576
(a)

Loral Space & Communications      275,000                  16,638
Ltd. Series C, $3.00 (e)

                                                           17,214

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

Ingersoll Rand Co./Ingersoll      30,800                   758
Rand Finance $1.68 Income
PRIDES

TOTAL INDUSTRIAL MACHINERY &                               17,972
EQUIPMENT

MEDIA & LEISURE - 0.4%

BROADCASTING - 0.3%

MediaOne Group, Inc. $3.63        1,045,200                85,968
PIES

LODGING & GAMING - 0.1%

Host Marriott Financial Trust     534,900                  21,129
$3.375 QUIPS (e)

TOTAL MEDIA & LEISURE                                      107,097

TOTAL CONVERTIBLE PREFERRED                                133,333
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 1.1%

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.1%

Fresenius Medical Care            14,190                   14,463
Capital Trust II 7.875%

INSURANCE - 0.0%

American Annuity Group            6,030                    6,229
Capital Trust II 8.75%

TOTAL FINANCE                                              20,692

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. 8% non-cumulative     807                      1,259
(a)

MEDIA & LEISURE - 0.4%

BROADCASTING - 0.3%

Adelphia Communications Corp.     38,030                   4,411
$13.00

Citadel Broadcasting Co.          56,687                   6,604
Series B, 13.25% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

CSC Holdings, Inc.:

11.125% pay-in-kind               276,649                 $ 31,953

Series H, 11.75% pay-in-kind      143,719                  16,851
(a)

Granite Broadcasting Corp.        6,398                    5,854
12.75% pay-in-kind

                                                           65,673

PUBLISHING - 0.1%

PRIMEDIA, Inc.:

8.625%                            74,220                   7,162

Series D, $10.00                  161,300                  16,614

                                                           23,776

TOTAL MEDIA & LEISURE                                      89,449

NONDURABLES - 0.0%

HOUSEHOLD PRODUCTS - 0.0%

Renaissance Cosmetics, Inc.       12,774                   19
14% pay-in-kind

TECHNOLOGY - 0.1%

COMMUNICATIONS EQUIPMENT - 0.1%

Intermedia Communications,        30,362                   30,666
Inc. 13.5% pay-in-kind (a)

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.          5,369                    4,778
13.5% pay-in-kind (a)

TOTAL TECHNOLOGY                                           35,444

UTILITIES - 0.5%

CELLULAR - 0.2%

Nextel Communications, Inc.:

11.125% pay-in-kind               33,495                   32,155

Series D, 13% pay-in-kind         23,023                   24,174

                                                           56,329

ELECTRIC UTILITY - 0.0%

Entergy Gulf States, Inc.         32,305                   3,231
Series A, adj. rate

TELEPHONE SERVICES - 0.3%

e.spire Communications, Inc.:

$127.50 pay-in-kind               8,292                    2,736

PREFERRED STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

e.spire Communications, Inc.:
- continued

14.75% pay-in-kind                2,506                   $ 1,629

Hyperion Telecommunication,       12,174                   9,861
Inc. 12.875% pay-in-kind

ICG Holdings, Inc.:

14% pay-in-kind (a)               145                      141

14.25% pay-in-kind                19,755                   19,261

IXC Communications, Inc.          10,087                   9,709
12.5% pay-in-kind

NEXTLINK Communications, Inc.     580,328                  28,726
14% pay-in-kind

Viatel, Inc. 10% pay-in-kind      48                       6
(a)(e)

WinStar Communications, Inc.      5,509                    4,132
14.25% (a)

                                                           76,201

TOTAL UTILITIES                                            135,761

TOTAL NONCONVERTIBLE                                       282,624
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                     415,957
(Cost $425,157)



CORPORATE BONDS - 16.8%

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)

CONVERTIBLE BONDS - 0.3%

MEDIA & LEISURE - 0.2%

PUBLISHING - 0.2%

News America Holdings, Inc.       Baa3      $ 73,530                              46,692
liquid yield option notes 0%
3/11/13

RETAIL & WHOLESALE - 0.1%

DRUG STORES - 0.1%

Rite Aid Corp. 5.25% 9/15/02      -          20,680                               30,193

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

UTILITIES - 0.0%

TELEPHONE SERVICES - 0.0%

GST Telecommunications, Inc.      -         $ 40                                 $ 35
0% 12/15/05 (c)(e)

TOTAL CONVERTIBLE BONDS                                                           76,920

NONCONVERTIBLE BONDS - 16.5%

AEROSPACE & DEFENSE - 0.7%

AEROSPACE & DEFENSE - 0.3%

Lockheed Martin Corp. 7.2%        A3         74,700                               83,566
5/1/36

DEFENSE ELECTRONICS - 0.4%

Raytheon Co.:

5.95% 3/15/01                     Baa1       24,250                               24,473

6.3% 8/15/00                      Baa1       44,350                               44,883

6.45% 8/15/02                     Baa1       33,950                               34,954

                                                                                  104,310

SHIP BUILDING & REPAIR - 0.0%

Newport News Shipbuilding,        B1         2,430                                2,637
Inc. 9.25% 12/1/06

TOTAL AEROSPACE & DEFENSE                                                         190,513

BASIC INDUSTRIES - 0.5%

CHEMICALS & PLASTICS - 0.2%

Huntsman Corp.:

9.5% 7/1/07 (e)                   B2         19,770                               20,091

9.5% 7/1/07 (e)                   -          5,140                                5,224

Koppers Industries, Inc.          B2         6,365                                6,174
9.875% 12/1/07

Pioneer Americas Acquisition      B2         830                                  523
Corp. 9.25% 6/15/07

Scotts Co. 8.625% 1/15/09 (e)     B2         6,230                                6,448

                                                                                  38,460

IRON & STEEL - 0.0%

GS Technologies Operating,        B2         3,620                                2,444
Inc. 12.25% 10/1/05

WHX Corp. 10.5% 4/15/05           B3         7,650                                6,809

                                                                                  9,253

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

METALS & MINING - 0.1%

Doe Run Resources Corp.:

11.25% 3/15/05                    B3        $ 2,210                              $ 1,923

11.6963% 3/15/03 (f)              B3         4,490                                3,772

Interlake Corp. 12.125% 3/1/02    B3         9,515                                9,693

Kaiser Aluminum & Chemical
Corp.:

Series B 10.875% 10/15/06         B1         200                                  196

Series D 10.875% 10/15/06         B1         2,740                                2,685

9.875% 2/15/02                    B1         2,170                                2,165

12.75% 2/1/03                     B2         6,430                                6,205

Metals USA, Inc. 8.625%           B2         9,700                                9,312
2/15/08

                                                                                  35,951

PACKAGING & CONTAINERS - 0.0%

Gaylord Container Corp.           Caa1       2,790                                2,539
9.375% 6/15/07

PAPER & FOREST PRODUCTS - 0.2%

Ainsworth Lumber Co. Ltd.         B3         4,160                                4,160
12.5% 7/15/07  pay-in-kind

APP Finance II Mauritius Ltd.     Caa        13,365                               6,148
12% 3/15/04

Container Corp. of America        B2         1,020                                1,066
gtd. 9.75% 4/1/03

Doman Industries Ltd. yankee      B1         3,680                                2,723
8.75% 3/15/04

Indah Kiat Finance Mauritius      Caa1       3,470                                1,735
Ltd. 10% 7/1/07

Mail-Well Corp. 10.5% 2/15/04     B+         1,160                                1,221

Malette, Inc. yankee 12.25%       Ba3        8,890                                9,579
7/15/04

Millar Western Forest             B3         12,260                               9,869
Products Ltd. 9.875% 5/15/08

Pindo Deli Finance Mauritius      Caa1       2,740                                1,315
Ltd. 10.25% 10/1/02

Repap New Brunswick, Inc.         Caa1       1,930                                1,390
yankee 10.625% 4/15/05

Stone Container Corp.:

10.75% 10/1/02                    B1         5,340                                5,540

12.58% 8/1/16 (f)                 B2         810                                  867

Tembec Finance Corp. yankee       Ba3        3,545                                3,722
9.875% 9/30/05

Tjiwi Kimia Finance Mauritius     Caa1       4,570                                2,239
Ltd. 10% 8/1/04

                                                                                  51,574

TOTAL BASIC INDUSTRIES                                                            137,777

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.0%

American Standard Cos., Inc.:

7.375% 2/1/08                     Ba3       $ 12,085                             $ 12,206

7.625% 2/15/10                    Ba3        1,040                                1,045

Schuff Steel Co. 10.5% 6/1/08     B3         1,530                                1,346

                                                                                  14,597

CONSTRUCTION - 0.0%

Great Lakes Dredge & Dock         B3         7,800                                8,073
Corp. 11.25% 8/15/08 (e)

REAL ESTATE - 0.1%

LNR Property Corp.:

9.375% 3/15/08                    B1         13,585                               13,042

10.5% 1/15/09                     B1         6,440                                6,553

                                                                                  19,595

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

CenterPoint Properties Trust      Baa2       8,720                                8,417
6.75% 4/1/05

EOP Operating LP:

6.625% 2/15/05                    Baa1       10,300                               10,307

6.75% 2/15/08                     Baa1       17,690                               17,743

7.25% 2/15/18                     Baa1       6,005                                5,817

                                                                                  42,284

TOTAL CONSTRUCTION & REAL                                                         84,549
ESTATE

DURABLES - 0.4%

AUTOS, TIRES, & ACCESSORIES -
0.1%

Blue Bird Body Co. 10.75%         B2         2,300                                2,415
11/15/06

Federal-Mogul Corp.:

7.5% 1/15/09 (e)                  Ba2        8,560                                8,504

7.875% 7/1/10                     Ba2        2,030                                2,050

                                                                                  12,969

CONSUMER DURABLES - 0.0%

Corning Consumer Products Co.     B3         6,420                                4,847
9.625% 5/1/08

HOME FURNISHINGS - 0.0%

Omega Cabinets Ltd. 10.5%         B3         2,440                                2,416
6/15/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - CONTINUED

TEXTILES & APPAREL - 0.3%

Cluett American Corp. 10.125%     B3        $ 2,850                              $ 2,729
5/15/08

Levi Strauss & Co.:

6.8% 11/1/03 (e)                  Baa3       30,210                               28,851

7% 11/1/06 (e)                    Baa3       12,100                               11,314

Polymer Group, Inc. 9% 7/1/07     B2         9,390                                9,413

Synthetic Industries, Inc.        B2         5,820                                5,966
9.25% 2/15/07

WestPoint Stevens, Inc.           Ba3        11,350                               11,662
7.875% 6/15/08

Worldtex, Inc. 9.625% 12/15/07    B1         6,900                                5,831

                                                                                  75,766

TOTAL DURABLES                                                                    95,998

ENERGY - 0.6%

COAL - 0.1%

P&L Coal Holdings Corp.:

8.875% 5/15/08                    Ba3        1,920                                1,985

9.625% 5/15/08                    B2         19,330                               19,982

                                                                                  21,967

ENERGY SERVICES - 0.2%

Baker Hughes, Inc. 6.875%         A2         18,000                               18,278
1/15/29 (e)

Bayard Drilling Technologies,     B2         1,820                                2,002
Inc. 11% 6/30/05

DI Industries, Inc. 8.875%        B1         3,275                                2,407
7/1/07

Grey Wolf, Inc. 8.875% 7/1/07     B1         7,680                                5,645

Ocean Rig Norway AS 10.25%        B3         5,920                                4,677
6/1/08

Pool Energy Services Co.          B2         8,130                                8,374
8.625% 4/1/08

Pride Petroleum Services,         Ba3        4,430                                4,164
Inc. 9.375% 5/1/07

R&B Falcon Corp. 9.5%             Ba1        6,480                                6,464
12/15/08 (e)

                                                                                  52,011

OIL & GAS - 0.3%

Belco Oil & Gas Corp. 8.875%      B1         2,820                                2,623
9/15/07

Canadian Forest Oil Ltd.          B2         5,000                                4,550
8.75% 9/15/07

Chesapeake Energy Corp.           B3         4,136                                3,061
9.625% 5/1/05

Cross Timbers Oil Co. 9.25%       B2         400                                  378
4/1/07

Flores & Rucks, Inc. 9.75%        B1         8,080                                8,221
10/1/06

Great Lakes Carbon Corp.          B3         7,575                                7,764
10.25% 5/15/08 pay-in-kind

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

HS Resources, Inc. 9.25%          B2        $ 420                                $ 403
11/15/06

Hurricane Hydrocarbons Ltd.       Caa2       3,365                                1,683
11.75% 11/1/04 (e)

Ocean Energy, Inc. 8.375%         B1         7,130                                6,738
7/1/08

Petroleum Geo-Services ASA        Baa3       29,550                               27,177
yankee 7.125% 3/30/28

Plains Resources, Inc.:

Series B 10.25% 3/15/06           B2         5,530                                5,641

Series D, 10.25% 3/15/06          B2         1,905                                1,943

Seven Seas Petroleum, Inc.        Caa1       2,970                                2,020
12.5% 5/15/05

Vintage Petroleum, Inc. 9%        B1         730                                  712
12/15/05

                                                                                  72,914

TOTAL ENERGY                                                                      146,892

FINANCE - 4.7%

BANKS - 2.2%

ABN-Amro Bank NV, Chicago         A1         28,500                               29,283
6.625% 10/31/01

Banco Latinoamericano             Baa2       10,550                               10,438
Exportaciones SA euro 6.9%
12/4/99 (e)

Bank of New York                  A1         50,000                               54,521
Institutional Capital Trust
A 7.78% 12/1/26 (e)

BankAmerica Corp. 10% 2/1/03      Aa3        2,990                                3,460

BankBoston Companies 6.625%       A3         9,640                                9,832
2/1/04

BankBoston NA 6.375% 3/25/08      A2         2,650                                2,670

BanPonce Financial Corp.:

6.66% 3/26/01                     A3         10,000                               10,077

6.75% 8/9/01                      A3         18,240                               18,414

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1         37,000                               37,105

5.95% 7/15/01                     A1         43,800                               44,075

Capital One Bank:

6.375% 2/15/03                    Baa3       20,000                               19,744

6.42% 11/12/99                    Baa3       25,000                               24,969

7.2% 7/19/99                      Baa3       22,000                               22,058

Capital One Financial Corp.       Ba1        20,300                               19,591
7.125% 8/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

BANKS - CONTINUED

Chase Manhattan Corp. 5.5%        Aa3       $ 8,700                              $ 8,731
2/15/01

First Chicago NBD                 A1         35,000                               38,042
Institutional Capital B
7.75% 12/1/26 (e)

First Maryland Bancorp            A3         8,345                                8,551
10.375% 8/1/99

First USA Bank 7.65% 8/1/03       Aa3        12,500                               13,548

Kansallis-Osake-Pankki, New       A3         5,285                                5,941
York 10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Ba2        11,260                               10,676

7.125% 9/17/01                    Ba2        7,950                                7,793

MBNA Corp.:

6.34% 6/2/03                      Baa2       6,475                                6,347

6.875% 11/15/02                   Baa2       29,550                               29,726

Merchants National Corp.          A2         6,850                                7,058
9.875% 10/1/99

Midlantic Corp. 9.2% 8/1/01       A3         11,550                               12,519

NationsBank NA 5.92% 6/8/01       Aa2        18,500                               18,733

NB Capital Trust IV 8.25%         Aa2        11,600                               13,329
4/15/27

Provident Bank 6.125% 12/15/00    A3         27,500                               27,691

Providian National Bank 6.25%     Baa3       28,000                               28,188
5/7/01

Summit Bancorp 8.625% 12/10/02    BBB+       6,750                                7,485

Union Planters National Bank      A3         13,000                               13,261
6.81% 8/20/01

                                                                                  563,856

CREDIT & OTHER FINANCE - 2.1%

Ahmanson Capital Trust I          A3         15,500                               17,374
8.36% 12/1/26 (e)

AMRESCO, Inc. 9.875% 3/15/05      Caa3       2,470                                1,927

Arcadia Financial Ltd. 11.5%      B2         4,785                                3,708
3/15/07

Associates Corp. of North
America:

6% 4/15/03                        Aa3        9,550                                9,718

6% 7/15/05                        Aa3        45,500                               46,338

AT&T Capital Corp.:

6.25% 5/15/01                     Baa3       40,260                               39,679

6.41% 8/13/99                     Baa3       6,500                                6,522

7.5% 11/15/00                     Baa3       31,960                               32,432

BankBoston Capital Trust II       A2         37,000                               38,586
7.75% 12/15/26

Chase Capital I 7.67% 12/1/26     Aa3        45,040                               48,803

ContiFinancial Corp. 8.125%       B1         1,790                                1,217
4/1/08

Delta Financial Corp. 9.5%        B3         842                                  674
8/1/04

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

ERP Operating LP 6.55%            A3        $ 7,000                              $ 7,049
11/15/01

Finova Capital Corp. 6.27%        Baa1       2,080                                2,091
9/29/00

First Security Capital I          A3         22,920                               25,307
8.41% 12/15/26

First Union Institutional         BBB+       17,600                               19,867
Capital I 8.04% 12/1/26

Fleet Capital Trust II 7.92%      A2         5,200                                5,760
12/11/26

General Electric Capital          Aaa        25,630                               25,703
Corp. 6.94% 4/13/09 (d)

GS Escrow Corp. 7.125% 8/1/05     Ba1        36,000                               36,201

Household Finance Corp. 6%        A2         25,000                               25,128
5/8/00

Imperial Credit Capital Trust     B2         3,600                                2,736
I 10.25% 6/14/02

Imperial Credit Industries        B2         9,577                                7,374
9.875% 1/15/07

KeyCorp Institutional Capital     A1         19,000                               20,961
A 7.826% 12/1/26

Macsaver Financial Services,      Ba1        3,260                                2,274
Inc. 7.6% 8/1/07

MCN Investment Corp. 5.84%        Baa3       11,820                               11,819
2/1/99

Money Store, Inc. 7.3% 12/1/02    A2         13,900                               14,706

Ocwen Capital Trust 10.875%       B2         3,780                                2,948
8/1/27

Olympic Financial Ltd. 11.5%      B2         4,420                                3,426
3/15/07

PNC Institutional Capital         A2         19,000                               21,275
Trust 8.315% 5/15/27 (e)

Sprint Capital Corp. 5.7%         Baa1       7,290                                7,320
11/15/03

Wells Fargo Capital C Capital     Aa3        50,000                               53,260
Securities 7.73% 12/1/26 (e)

                                                                                  542,183

INSURANCE - 0.2%

SunAmerica, Inc.:

6.2% 10/31/99                     Aaa        21,500                               21,652

6.2% 10/31/99                     Aaa        27,000                               27,191

Willis Corroon Corp. 9%           Ba3        7,640                                7,688
2/1/09 (e)

                                                                                  56,531

SAVINGS & LOANS - 0.2%

Home Savings of America FSB       A3         10,500                               10,554
6% 11/1/00

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3       14,750                               14,764

7% 6/13/02                        Baa3       14,850                               15,232

                                                                                  40,550

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.0%

Amvescap PLC yankee 6.375%        A3        $ 13,050                             $ 13,302
5/15/03

ECM Corp. LP 14% 6/10/02 (e)      -          155                                  154

                                                                                  13,456

TOTAL FINANCE                                                                     1,216,576

HEALTH - 0.2%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Wright Medical Technology,        Caa3       6,440                                3,574
Inc. 11.75% 7/1/00 (f)

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Fountain View, Inc. 11.25%        Caa1       6,190                                5,323
4/15/08

Harborside Healthcare Corp.       B3         6,200                                2,914
0% 8/1/08 (c)

Mariner Post-Acute Network,       -          2,970                                2,302
Inc. 9.5% 11/1/07

Oxford Health Plans, Inc. 11%     Caa1       8,040                                8,161
5/15/05 (e)

Tenet Healthcare Corp.:

7.875% 1/15/03                    Ba1        4,230                                4,344

8% 1/15/05                        Ba1        3,490                                3,603

8.125% 12/1/08 (e)                Ba3        24,820                               25,503

                                                                                  52,150

TOTAL HEALTH                                                                      55,724

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

ELECTRICAL EQUIPMENT - 0.1%

Advanced Lighting                 B2         5,510                                5,097
Technologies, Inc. 8%
3/15/08 (e)

Motors & Gears, Inc. 10.75%       B3         14,340                               14,699
11/15/06

Telex Communications, Inc.        B2         5,330                                4,264
10.5% 5/1/07

                                                                                  24,060

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Bucyrus International, Inc.       B1         260                                  224
9.75% 9/15/07

Continental Global Group,         B2         1,620                                1,353
Inc. 11% 4/1/07

Morris Material Handling,         B2         10,580                               7,723
Inc. 9.5% 4/1/08

Thermadyne Holdings Corp. 0%      Caa1       11,150                               4,878
6/1/08 (c)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Thermadyne Manufacturing LLC      B3        $ 9,540                              $ 8,705
9.875% 6/1/08

Tyco International Group SA       Baa1       63,500                               64,421
yankee 6.125% 6/15/01

                                                                                  87,304

POLLUTION CONTROL - 0.3%

Allied Waste North America,
Inc.:

7.625% 1/1/06 (e)                 Ba2        9,680                                9,922

7.875% 1/1/09 (e)                 Ba2        11,160                               11,495

Envirosource, Inc. 9.75%          B3         5,930                                5,159
6/15/03

WMX Technologies, Inc.:

6.25% 10/15/00                    Baa3       11,150                               11,261

6.25% 4/1/99                      Baa3       10,000                               10,012

7.1% 8/1/26                       Baa3       10,860                               11,667

7.7% 10/1/02                      Baa3       10,000                               10,617

8.25% 11/15/99                    Baa3       7,050                                7,195

                                                                                  77,328

TOTAL INDUSTRIAL MACHINERY &                                                      188,692
EQUIPMENT

MEDIA & LEISURE - 2.9%

BROADCASTING - 2.1%

ACME Television LLC/ACME          B3         7,590                                6,376
Financial Corp. 0% 9/30/04
(c)

Adelphia Communications Corp.:

7.5% 1/15/04 (e)                  B1         6,230                                6,308

7.75% 1/15/09 (e)                 B1         14,690                               14,892

9.875% 3/1/07                     B1         4,460                                4,973

American Mobile Satellite         -          2,990                                1,495
Corp. 12.25% 4/1/08

Ascent Entertainment Group,       B3         15,190                               9,570
Inc. 0% 12/15/04 (c)

CapStar Broadcasting              B3         2,380                                2,023
Partners, Inc. 0% 2/1/09 (c)

Chancellor Media Corp.:

8% 11/1/08 (e)                    Ba2        8,090                                8,747

9% 10/1/08                        B1         2,280                                2,497

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Clear Channel Communications,     Baa3      $ 15,420                             $ 15,923
Inc. 7.25% 10/15/27

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa3       2,325                                2,608

9% 9/1/08                         Baa3       18,140                               21,732

EchoStar Communications Corp.     -          11,126                               12,739
12.125% 7/1/04 pay-in-kind

EchoStar DBS Corp. 9.375%         B2         22,670                               23,237
2/1/09 (e)

International Cabletel, Inc.      B3         16,350                               14,061
0% 2/1/06 (c)

Iridium Operating LLC/Iridium
Capital Corp.:

10.875% 7/15/05                   B3         25,670                               21,434

11.25% 7/15/05                    B3         9,430                                7,968

Metromedia Fiber Network,         B2         10,220                               10,757
Inc. 10% 11/15/08 (e)

NTL, Inc.:

0% 4/1/08 (c)                     B3         60,265                               42,186

10% 2/15/07                       B3         9,620                                10,342

11.5% 10/1/08 (e)                 B3         5,400                                6,143

Olympus Communications            B1         10,275                               11,354
LP/Olympus Capital Corp.
10.625% 11/15/06

Orion Network Systems, Inc.       B1         36,325                               23,066
0% 1/15/07 (c)

Renaissance Media Group           B3         4,290                                2,992
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (c)

Rogers Cablesystems Ltd.          Ba3        1,360                                1,510
yankee 10.125% 9/1/12

Satelites Mexicanos SA de CV:

9.03% 6/30/04 (e)(f)              B1         14,423                               13,486

10.125% 11/1/04                   B3         15,780                               12,466

TCI Communications, Inc.:

8.25% 1/15/03                     Baa3       23,130                               25,435

9.8% 2/1/12                       Baa3       20,180                               27,132

 8.75% 8/1/15                     Baa3       38,398                               48,757

Telewest Communications PLC       B1         1,210                                1,428
11.25% 11/1/08 (e)

Telewest PLC:

yankee 9.625% 10/1/06             B1         1,250                                1,338

0% 10/1/07 (c)                    B1         27,940                               24,238

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Time Warner, Inc.:

6.85% 1/15/26                     Baa3      $ 19,000                             $ 19,698

6.875% 6/15/18                    Baa3       19,230                               20,325

7.75% 6/15/05                     Baa3       10,000                               11,097

8.18% 8/15/07                     Baa3       12,000                               13,938

UIH Australia/Pacific, Inc.:

Series B 0% 5/15/06 (c)           B2         23,560                               13,783

Series D 0% 5/15/06 (c)           B2         4,020                                2,352

United International              B3         18,200                               12,012
Holdings, Inc. 0% 2/15/08 (c)

                                                                                  532,418

ENTERTAINMENT - 0.3%

AMC Entertainment, Inc. 9.5%      B3         4,930                                4,918
3/15/09

Carmike Cinemas, Inc. 9.375%      B2         2,980                                3,017
2/1/09 (e)

Cinemark USA, Inc.:

8.5% 8/1/08                       B2         2,340                                2,299

9.625% 8/1/08                     B2         4,860                                5,030

Harrahs Operating Co., Inc.       Ba2        17,550                               17,726
7.875% 12/15/05

Paramount Communications,         Baa3       3,325                                3,479
Inc. 7.5% 1/15/02

Premier Parks, Inc.:

0% 4/1/08 (c)                     B3         8,330                                5,758

9.25% 4/1/06                      B3         560                                  582

Viacom, Inc. 6.75% 1/15/03        Baa3       21,600                               22,370

                                                                                  65,179

LODGING & GAMING - 0.2%

Circus Circus Enterprises,
Inc.:

6.45% 2/1/06                      Baa3       260                                  233

7% 11/15/36                       Baa3       2,260                                2,060

7.625% 7/15/13                    Ba2        3,600                                3,186

9.25% 12/1/05                     Ba2        5,590                                5,660

HMH Properties, Inc.:

7.875% 8/1/05                     Ba2        9,900                                9,677

7.875% 8/1/08                     Ba2        1,790                                1,732

8.45% 12/1/08                     Ba2        5,630                                5,630

KSL Recreation Group, Inc.        B3         2,710                                2,710
10.25% 5/1/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - CONTINUED

Prime Hospitality Corp.:

9.25% 1/15/06                     Ba2       $ 430                                $ 449

9.75% 4/1/07                      B1         2,290                                2,370

Signature Resorts, Inc.:

9.25% 5/15/06                     B2         10,050                               9,347

9.75% 10/1/07                     B3         13,770                               11,980

Sun International Hotels          Ba3        3,390                                3,526
Ltd./Sun International North
America, Inc. yankee 9%
3/15/07

                                                                                  58,560

PUBLISHING - 0.2%

Big Flower Press Holdings,
Inc.:

8.625% 12/1/08 (e)                B2         3,890                                3,978

8.875% 7/1/07                     B2         16,230                               16,757

News America, Inc.:

6.625% 1/9/08                     Baa3       4,425                                4,624

7.25% 5/18/18                     Baa3       25,700                               26,994

                                                                                  52,353

RESTAURANTS - 0.1%

AFC Enterprises, Inc. 10.25%      B3         7,625                                8,025
5/15/07

Darden Restaurants, Inc.          Baa1       220                                  217
6.375% 2/1/06

Dominos, Inc. 10.375% 1/15/09     B3         6,300                                6,489
(e)

Host Marriott Travel Plazas,      Ba3        9,720                                10,060
Inc. 9.5% 5/15/05

NE Restaurant, Inc. 10.75%        B3         1,910                                1,834
7/15/08

SC International Services,        B2         3,710                                3,766
Inc. Series B, 9.25% 9/1/07

                                                                                  30,391

TOTAL MEDIA & LEISURE                                                             738,901

NONDURABLES - 0.6%

BEVERAGES - 0.2%

Seagram Co. Ltd. yankee           Baa3       4,275                                4,111
6.875% 9/1/23

Seagram J E & Sons, Inc.:

6.625% 12/15/05                   Baa3       19,700                               20,074

7.6% 12/15/28                     Baa3       20,700                               22,054

                                                                                  46,239

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

FOODS - 0.1%

ConAgra, Inc. 7.125% 10/1/26      Baa1      $ 22,725                             $ 24,331

Del Monte Corp. 12.25% 4/15/07    Caa1       5,260                                5,924

International Home Foods,         B2         830                                  903
Inc. 10.375% 11/1/06

                                                                                  31,158

HOUSEHOLD PRODUCTS - 0.1%

AKI Holding Corp. 0% 7/1/09       Caa1       1,930                                772
(c)

AKI, Inc. 10.5% 7/1/08            B2         1,710                                1,607

Revlon Consumer Products Corp.:

8.125% 2/1/06                     B2         7,100                                6,763

8.625% 2/1/08                     B3         5,570                                4,943

9% 11/1/06 (e)                    B2         4,500                                4,399

                                                                                  18,484

TOBACCO - 0.2%

Philip Morris Companies, Inc.:

6.95% 6/1/06                      A2         20,550                               21,933

7% 7/15/05                        A2         27,190                               29,021

                                                                                  50,954

TOTAL NONDURABLES                                                                 146,835

PRECIOUS METALS - 0.0%

Great Central Mines Ltd.          Ba2        8,600                                8,643
8.875% 4/1/08

RETAIL & WHOLESALE - 0.9%

APPAREL STORES - 0.1%

Mothers Work, Inc. 12.625%        B3         8,300                                8,632
8/1/05

Specialty Retailers, Inc.:

8.5% 7/15/05                      B1         7,650                                6,713

9% 7/15/07                        B3         11,180                               8,720

                                                                                  24,065

DRUG STORES - 0.1%

Rite Aid Corp. 6% 12/15/05 (e)    Baa1       23,500                               23,709

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
0.3%

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa2      $ 11,500                             $ 11,918

8.5% 6/15/03                      Baa2       60,285                               66,727

                                                                                  78,645

GROCERY STORES - 0.2%

American Stores Co. 7.5%          Baa2       14,850                               16,703
5/1/37

Kroger Co. 6% 7/1/00              Baa3       28,300                               28,468

Pathmark Stores, Inc.:

9.625% 5/1/03                     Caa1       4,640                                4,710

11.625% 6/15/02                   Caa2       700                                  704

                                                                                  50,585

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

Amazon.com, Inc. 0% 5/1/08 (c)    Caa2       29,830                               19,166

Finlay Enterprises, Inc. 9%       B2         420                                  373
5/1/08

Finlay Fine Jewelry Corp.         Ba3        1,860                                1,748
8.375% 5/1/08

Guitar Center, Inc. 11% 7/1/06    B1         4,367                                4,629

HMV Media Group PLC 10.25%        B3         6,140                                6,140
5/15/08

J. Crew Group, Inc. 0%            Caa3       18,870                               8,963
10/15/08 (c)

J. Crew Operating Corp.           Caa1       9,110                                8,199
10.375% 10/15/07

U.S. Office Products Co.          B3         3,540                                2,637
9.75% 6/15/08

                                                                                  51,855

TOTAL RETAIL & WHOLESALE                                                          228,859

SERVICES - 0.2%

LEASING & RENTAL - 0.1%

Anthony Crane Rentals             B3         4,080                                3,917
LP/Anthony Credit Capital
Corp. 10.375% 8/1/08 (e)

AP Holdings, Inc. 0% 3/15/08      Caa2       3,800                                2,166
(c)

Apcoa, Inc. 9.25% 3/15/08         Caa1       10,055                               9,502

Hollywood Entertainment Corp.     B3         8,980                                9,205
10.625% 8/15/04

Renters Choice, Inc. 11%          B2         5,650                                5,862
8/15/08 (e)

                                                                                  30,652

PRINTING - 0.0%

Sullivan Graphics, Inc.           Caa1       10,940                               11,159
12.75% 8/1/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - CONTINUED

SERVICES - 0.1%

Coach USA, Inc. 9.375% 7/1/07     B1        $ 400                                $ 414

Iron Mountain, Inc. 8.75%         B3         1,730                                1,799
9/30/09

Medaphis Corp. 9.5% 2/15/05       Caa1       10,385                               8,100

SITEL Corp. 9.25% 3/15/06         B2         1,010                                909

                                                                                  11,222

TOTAL SERVICES                                                                    53,033

TECHNOLOGY - 0.5%

COMMUNICATIONS EQUIPMENT - 0.1%

Intermedia Communications,
Inc.:

8.5% 1/15/08                      B2         1,050                                1,003

8.6% 6/1/08                       B2         5,300                                5,088

Jordan Telecommunication
Products, Inc.:

0% 8/1/07 (c)                     B3         7,800                                5,850

9.875% 8/1/07                     B3         2,170                                2,127

                                                                                  14,068

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.          -          6,440                                6,794
12.75% 12/15/07

DecisionOne Corp. 9.75% 8/1/07    B3         4,920                                984

DecisionOne Holdings Corp. 0%     Caa1       7,835                                313
8/1/08 unit (c)

ICG Services, Inc. 0% 5/1/08      -          2,160                                1,161
(c)

                                                                                  9,252

COMPUTERS & OFFICE EQUIPMENT
- 0.3%

Comdisco, Inc.:

6.1% 6/5/01                       Baa1       38,250                               38,742

6.375% 11/30/01                   Baa1       24,500                               24,724

9.25% 7/6/00                      Baa2       7,625                                8,032

9.28% 6/5/00                      Baa1       2,000                                2,101

9.3% 6/27/00                      Baa2       2,000                                2,106

9.5% 1/28/02                      Baa2       2,580                                2,852

                                                                                  78,557

ELECTRONIC INSTRUMENTS - 0.0%

Telecommunications Techniques     B3         10,980                               10,870
Co. LLC 9.75% 5/15/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONICS - 0.1%

Communications Instruments,       B3        $ 3,190                              $ 3,078
Inc. 10% 9/15/04

Fairchild Semiconductor Corp.     B2         1,260                                1,247
10.125% 3/15/07

Hadco Corp. 9.5% 6/15/08          B2         11,140                               11,029

Insilco Corp. 12% 8/15/07         B3         5,660                                5,660
unit (e)

                                                                                  21,014

TOTAL TECHNOLOGY                                                                  133,761

TRANSPORTATION - 0.5%

AIR TRANSPORTATION - 0.1%

Atlas Air, Inc. 9.25% 4/15/08     B3         4,180                                4,180

Kitty Hawk, Inc. 9.95%            B1         11,190                               11,246
11/15/04

                                                                                  15,426

RAILROADS - 0.4%

Burlington Northern Santa Fe
Corp.:

6.53% 7/15/37                     Baa2       20,000                               20,764

6.875% 12/1/27                    Baa2       12,000                               12,754

7.29% 6/1/36                      Baa2       22,430                               25,238

Norfolk Southern Corp. 7.05%      Baa1       39,550                               43,441
5/1/37

                                                                                  102,197

SHIPPING - 0.0%

Amer Reefer Co. Ltd. 10.25%       B1         1,160                                696
3/1/08

Holt Group, Inc. 9.75%            Caa1       7,245                                4,999
1/15/06 (e)

Hvide Marine, Inc. 8.375%         B1         600                                  468
2/15/08

                                                                                  6,163

TOTAL TRANSPORTATION                                                              123,786

UTILITIES - 2.8%

CELLULAR - 0.9%

Cable & Wireless                  Baa1       35,340                               35,925
Communications PLC 6.375%
3/6/03

Cellnet Data Systems, Inc. 0%     -          25,140                               7,291
10/1/07 (c)

Dial Call Communications,         B2         3,290                                3,306
Inc. 10.25% 12/15/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Iridium LLC/Iridium Capital       B3        $ 1,600                              $ 1,448
Corp. 13% 7/15/05

McCaw International Ltd. 0%       Caa1       40,640                               22,352
4/15/07 (c)

Millicom International            Caa1       71,920                               52,142
Cellular SA 0% 6/1/06 (c)

Nextel Communications, Inc.:

0% 8/15/04 (c)                    B2         10,530                               10,609

0% 9/15/07 (c)                    B2         4,040                                2,757

0% 2/15/08 (c)                    B2         42,660                               27,196

Nextel International, Inc. 0%     Caa1       22,870                               10,520
4/15/08 (c)

ORBCOMM Global L.P./ORBCOMM       B3         400                                  440
Capital Co. 14% 8/15/04

Orbital Imaging Corp. 11.625%     -          1,120                                1,154
3/1/05

Orion Network Systems, Inc.       B1         7,240                                7,168
11.25% 1/15/07

PageMart Nationwide, Inc. 0%      B3         9,015                                7,753
2/1/05 (c)

PageMart Wireless, Inc. 0%        Caa2       6,540                                2,681
2/1/08 (c)

Rogers Communications, Inc.       B2         20,060                               20,862
8.875% 7/15/07

Telesystem International
Wireless, Inc.:

0% 6/30/07 (c)                    Caa1       11,050                               4,807

0% 11/1/07 (c)                    Caa1       20,330                               7,522

Teligent, Inc.:

0% 3/1/08 (c)                     Caa1       15,980                               7,830

11.5% 12/1/07                     Caa1       5,320                                5,054

                                                                                  238,817

ELECTRIC UTILITY - 0.7%

AES Corp. 10.25% 7/15/06          Ba1        1,450                                1,541

Avon Energy Partners Holdings:

yankee 6.73% 12/11/02 (e)         Baa2       17,000                               17,564

6.46% 3/4/08 (e)                  Baa2       25,500                               25,850

7.05% 12/11/07 (e)                Baa2       18,000                               18,831

DR Investments UK PLC yankee      A2         32,000                               33,248
7.1% 5/15/02 (e)

Israel Electric Corp. Ltd.:

yankee 7.25% 12/15/06 (e)         A3         9,250                                9,306

7.75% 12/15/27 (e)                A3         50,905                               46,878

Niagara Mohawk Power Corp.        Ba2        5,945                                6,614
7.75% 10/1/08

Texas Utilities Co. 6.375%        Baa3       19,610                               20,033
1/1/08

                                                                                  179,865

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

GAS - 0.2%

Kern River Funding Corp.          A3        $ 20,000                             $ 20,664
6.72% 9/30/01 (e)

Southwest Gas Corp. 9.75%         Baa2       20,650                               23,033
6/15/02

                                                                                  43,697

TELEPHONE SERVICES - 1.0%

Allegiance Telecom, Inc.          -          1,870                                1,954
12.875% 5/15/08

Covad Communications Group,       -          11,510                               6,791
Inc. 0% 3/15/08 (c)

DTI Holdings, Inc. 0% 3/1/08      -          8,390                                2,098
(c)

Firstworld Communications,        -          6,340                                2,441
Inc. 0% 4/15/08 (c)

GCI, Inc. 9.75% 8/1/07            B2         2,120                                2,099

Global TeleSystems Group,         Caa2       3,740                                3,618
Inc. 9.875% 2/15/05

GST Network Funding, Inc. 0%      -          21,340                               9,710
5/1/08 (c)(e)

GST Equipment Funding, Inc.       -          3,630                                3,712
13.25% 5/1/07

GST Telecommunications, Inc.      -          9,605                                8,789
12.75% 11/15/07

Hermes Europe Railtel BV          B3         5,770                                6,116
10.375% 1/15/09 (e)

Hyperion Telecommunications,      B3         10,710                               8,247
Inc. 0% 4/15/03 (c)

ICG Holdings, Inc. 0% 9/15/05     -          8,550                                7,182
(c)

ICG Services, Inc. 0% 2/15/08     -          28,040                               15,632
(c)

IXC Communications, Inc. 9%       B3         13,300                               13,167
4/15/08

KMC Telecom Holdings, Inc. 0%     -          4,850                                2,425
2/15/08 (c)

Level 3 Communications, Inc.      B3         19,270                               19,077
9.125% 5/1/08

Logix Communications              -          9,910                                8,919
Enterprises, Inc. 12.25%
6/15/08

MCI WorldCom, Inc.:

6.4% 8/15/05                      Baa2       30,620                               31,757

7.75% 4/1/07                      Baa2       9,230                                10,479

8.875% 1/15/06                    Baa2       28,746                               31,301

McLeodUSA, Inc. 0% 3/1/07 (c)     B2         13,580                               10,558

NEXTLINK Communications LLC       B3         2,990                                3,244
12.5% 4/15/06

NEXTLINK Communications, Inc.:

9% 3/15/08                        B3         2,020                                1,914

9.625% 10/1/07                    B3         3,120                                3,042

10.75% 11/15/08 (e)               B3         8,170                                8,476

Optel Communications Corp.        -          8,600                                8,056
15% 12/29/04 (g)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Pathnet, Inc. 12.25% 4/15/08      -         $ 4,910                              $ 2,701

Rhythms Netconnections, Inc.      -          15,100                               8,305
0% 5/15/08 (c)

WinStar Communications, Inc.:

0% 10/15/05 (c)                   Caa1       5,550                                3,913

0% 3/15/08 (c)                    CCC        11,940                               8,239

14.5% 10/15/05 (c)                Caa1       14,680                               16,001

Winstar Equipment Corp. 12.5%     B3         4,950                                4,901
3/15/04

                                                                                  274,864

TOTAL UTILITIES                                                                   737,243

TOTAL NONCONVERTIBLE BONDS                                                        4,287,782

TOTAL CORPORATE BONDS                                                             4,364,702
(Cost $4,387,510)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 3.8%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.0%

Fannie Mae:

5.75% 6/15/05                     Aaa        28,300                               29,339

6.74% 5/13/04                     Aaa        8,500                                9,061

6.79% 6/2/04                      Aaa        43,335                               46,572

Federal Agricultural Mortgage
Corp.:

7.01% 8/10/03                     Aaa        1,040                                1,119

7.01% 8/10/04                     Aaa        1,340                                1,457

7.04% 8/10/05                     Aaa        5,100                                5,616

Federal Home Loan Bank:

7.56% 9/1/04                      Aaa        1,340                                1,493

8.09% 12/28/04                    Aaa        3,500                                4,008

8.195% 12/22/04                   Aaa        10,000                               11,502

Freddie Mac 5.035% 4/28/03        Aaa        35,000                               34,993

Government Loan Trusts            Aaa        9,240                                10,338
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Government Trust Certificates     Aaa       $ 12,563                             $ 13,232
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):  Class T-3, 9.625%
5/15/02

Class 1-C, 9.25% 11/15/01         Aaa        17,935                               19,036

Class 2-E 9.4% 5/15/02            Aaa        11,532                               12,151

Guaranteed Export Trust           Aaa        430                                  428
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 C, 6.61% 9/15/99

Israel Export Trust               Aaa        3,925                                4,050
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Overseas Private Investment       -          30,000                               31,790
Corp. U.S. Government
guaranteed participation
certificate Series 1996-A1,
6.726% 9/15/10 (callable)

Private Export Funding Corp.:

secured 6.86% 4/30/04             Aaa        2,580                                2,682

secured 7.9% 3/31/00              Aaa        12,750                               13,162

U.S. Department of Housing        Aaa        11,375                               12,732
and Urban Development
government guaranteed
participation certificates
Series 1995 A, 8.27% 8/1/03

TOTAL U.S. GOVERNMENT AGENCY                                                      264,761
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
2.8%

U.S. Treasury Bond:

6.125% 11/15/27                   Aaa        16,800                               18,905

6.375% 8/15/27                    Aaa        8,000                                9,260

6.875% 8/15/25                    Aaa        128,060                              156,133

7.625% 2/15/25                    Aaa        64,935                               85,887

8.75% 5/15/17                     Aaa        4,550                                6,359

8.875% 8/15/17                    Aaa        61,480                               86,984

11.625% 11/15/04                  Aaa        48,000                               64,485

12% 5/15/05                       Aaa        63,000                               87,432

12.375% 5/15/04                   Aaa        15,756                               21,332

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. TREASURY OBLIGATIONS -
CONTINUED

U.S. Treasury Notes:

7% 7/15/06                        Aaa       $ 124,925                            $ 142,258

7.5% 11/15/01                     Aaa        54,250                               58,251

TOTAL U.S. TREASURY                                                               737,286
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                         1,002,047
GOVERNMENT AGENCY OBLIGATIONS
(Cost $982,169)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 9.1%



FANNIE MAE - 7.4%

5.5% 10/1/08 to 1/1/14            Aaa        217,021                              214,807

6% 10/1/08 to 1/1/29              Aaa        326,939                              324,689

6% 1/1/14 to 2/1/14 (h)           Aaa        201,500                              202,382

6.5% 12/1/06 to 1/1/29            Aaa        1,056,894                            1,066,469

7% 5/1/23 to 2/1/29               Aaa        109,572                              111,970

7% 1/1/29                         Aaa        919                                  939

7.5% 8/1/07 to 10/1/28            Aaa        3,060                                3,152

8.5% 1/1/09 to 7/1/21             Aaa        52                                   55

10% 8/1/17                        Aaa        69                                   74

TOTAL FANNIE MAE                                                                  1,924,537

FREDDIE MAC - 0.1%

5.5% 2/1/99 to 5/1/02             Aaa        29                                   29

7% 6/1/99 to 4/1/01               Aaa        12,719                               12,782

8% 10/1/16 to 4/1/20              Aaa        2,372                                2,493

TOTAL FREDDIE MAC                                                                 15,304

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.6%

6% 9/15/08 to 12/15/10            Aaa        24,027                               24,342

6.5% 6/15/02 to 8/15/25           Aaa        22,559                               22,829

7% 10/15/17 to 12/15/28           Aaa        89,631                               91,817

7.5% 8/15/21 to 8/15/28           Aaa        180,337                              186,381

8% 4/15/00 to 10/15/25            Aaa        68,106                               70,854

8.5% 11/15/05 to 11/15/22         Aaa        4,597                                4,899

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

9% 3/15/10 to 5/15/22             Aaa       $ 932                                $ 1,000

9.5% 7/15/09 to 3/15/23           Aaa        7,578                                8,118

10% 11/15/09 to 1/15/26           Aaa        10,242                               11,095

11% 3/15/10 to 7/20/20            Aaa        3,652                                4,019

TOTAL GOVERNMENT NATIONAL                                                         425,354
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                      2,365,195
- MORTGAGE SECURITIES
(Cost $2,322,838)

ASSET-BACKED SECURITIES - 1.0%



Airplanes Pass Through Trust      Ba2        10,600                               11,077
10.875% 3/15/19

Arcadia Automobile                Aaa        15,835                               15,899
Receivables Trust 6.5%
6/17/02

Capital Equipment Receivables     Aaa        14,670                               14,676
Trust 6.11% 7/15/99

Chase Manhattan Grantor Trust:

6.61% 9/15/02                     Aaa        13,346                               13,496

6.76% 9/15/02                     A3         3,495                                3,511

Chevy Chase Auto Receivables
Trust:

5.9% 7/15/03                      Aaa        14,524                               14,551

5.91% 12/15/04                    Aaa        10,613                               10,675

6.6% 12/15/02                     Aaa        5,423                                5,467

Contimortgage Home Equity         Aaa        34,000                               34,021
Loan Trust 6.26% 7/15/12

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa3       14,100                               14,154

6.4% 5/15/02                      A1         19,240                               19,466

6.4% 12/15/02                     Baa3       8,660                                8,695

Ford Credit Grantor Trust         Aaa        2,673                                2,676
5.9% 10/15/00

Key Auto Finance Trust:

6.3% 10/15/03                     A2         17,393                               17,415

6.65% 10/15/03                    Baa3       5,100                                5,155

KeyCorp Auto Grantor Trust        A3         177                                  177
5.8% 7/15/00

MBNA Master Credit Card Trust     Aaa        34,000                               35,714
II 6.55% 1/15/07

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Sears Credit Account Master       Aaa       $ 28,383                             $ 28,490
Trust II 6.5% 10/15/03

UFSB Grantor Trust 8.2%           Baa2       257                                  257
1/10/01

TOTAL ASSET-BACKED SECURITIES                                                     255,572
(Cost $252,779)

COMMERCIAL MORTGAGE
SECURITIES - 1.2%



ACP Mortgage LP Series E,         BB         2,006                                1,900
7.0802%  2/28/28 (e)(f)

Berkeley Federal Bank & Trust     -          6,080                                4,352
FSB Series 1994 Class 1-B
7.667% 8/1/24 (e)(f)

CBM Funding Corp.:

sequential pay Series 1996-1      AA         298                                  299
Class A 1, 7.55% 7/1/99

Series 1996-1B Class C, 7.86%     BBB        12,500                               12,865
2/1/08

CS First Boston Mortgage
Securities Corp.:

Series 1995-WF1 Class A-2,        AAA        30,218                               30,180
6.648% 12/21/27

Series 1997 C2 Class D, 7.27%     Baa2       22,200                               21,062
1/17/35

Series 1998 FLI Class E,          Baa2       42,880                               41,714
6.4788% 1/10/13 (e)(f)

DLJ Mortgage Acceptance Corp.     -          2,800                                2,753
Series 1993-MF12 Class B-2,
10.1% 9/18/03 (e)

Equitable Life Assurance          A2         6,000                                6,364
Society of the United States
(The) Series 1996 1 Class
C1, 7.52%    5/15/06 (e)

First Chicago/Lennar Trust I:

Series 1997 CHL1 Class E,         -          2,900                                2,224
8.1117% 4/1/39 (f)

Series 1997-CHL1 Class D,         -          3,500                                3,001
8.1117% 4/13/39 (f)

General Motors Acceptance         Ba3        3,500                                2,837
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (e)

GS Mortgage Securities Corp.      Baa3       20,000                               18,243
II Series 1998 GLII Class E,
6.9697% 4/13/31 (e)(f)

LB Multifamily Mortgage Trust     Caa1       3,000                                2,070
Series 1991 4 Class A1,
6.9741% 4/25/21 (f)

Morgan Stanley Capital I, Inc.:

Series 1996-MBL1 Class E,         -          3,642                                3,588
8.1594% 5/25/21 (e)(f)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Morgan Stanley Capital I,
Inc.: - continued

Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2      $ 19,733                             $ 19,055

Class E, 7.35% 12/15/12           Baa3       6,848                                6,033

Mortgage Capital Funding,         Ba1        4,500                                3,773
Inc. Series 1998-MC3 Class
F, 0% 11/18/31 (e)(f)

Nationslink Funding Corp.         BB         4,500                                3,491
7.105% 8/20/30

Nomura Asset Securities Corp.     Baa2       55,000                               50,170
Series 1998-D6 Class A-4,
7.5718% 3/17/28 (f)

Nomura Depositor Trust Series     -          3,500                                2,998
1998-ST1A Class B1A, 7.75%
1/15/03 (e)(f)

Penn Mutual Life Insurance        -          6,500                                4,069
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML
Class K, 7.9% 11/15/26 (e)

Resolution Trust Corp.:

Series 1991 M2 Class A3,          Ba3        1,268                                1,027
7.2498% 9/25/20 (f)

Series 1995-C2 Class D, 7%        Baa2       3,564                                3,548
5/25/27

Structured Asset Securities
Corp.:

Series 1992-M1 Class C, 7.05%     B2         2,200                                2,033
11/25/02

Series 1993-C1 Class E, 6.6%      B          3,250                                1,463
10/25/24 (e)

Series 1995 C1 Class F,           -          3,000                                2,391
7.375% 12/25/25 (e)

Series 1995-C1 Class E,           BB         7,896                                7,444
7.375% 9/25/24 (e)

Series 1996 CFL Class G,          B          3,500                                3,189
7.75% 2/25/28 (e)

Series 1996-CFL Class E,          BB+        11,188                               10,957
7.75% 2/25/28

Thirteen Affiliates of            Aaa        32,000                               33,384
General Growth Properties,
Inc. sequential pay Series A
2, 6.602% 12/15/10 (e)

Whitehall Partners Series         -          8,892                                8,864
1995-C1 Class E, 8.01%
7/20/25 (e)

TOTAL COMMERCIAL MORTGAGE                                                         317,341
SECURITIES
(Cost $320,124)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 0.3%



Korean Republic:

global bond 8.75% 4/15/03         Ba1        15,580                               16,271

8.875% 4/15/08                    Ba1        33,220                               36,084

Manitoba Province yankee          Aa3        5,000                                5,292
6.75% 3/1/03

Quebec Province:

yankee:

6.86% 4/15/26 (d)                 A2         16,750                               18,431

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Quebec Province yankee: -
continued

7.125% 2/9/24                     A2        $ 2,560                              $ 2,811

 7.5% 7/15/23                     A2         10,060                               11,517

TOTAL FOREIGN GOVERNMENT AND                                                      90,406
GOVERNMENT AGENCY OBLIGATIONS
(Cost $87,059)

SUPRANATIONAL OBLIGATIONS -
0.0%



Inter American Development        Aaa        10,850                               11,456
Bank yankee 6.29% 7/16/27
(Cost $10,782)


CERTIFICATES OF DEPOSIT - 0.1%



Canadian Imperial Bank of                    21,000                               21,281
Commerce,  New York yankee
6.2% 8/1/00 (Cost $21,032)

CASH EQUIVALENTS - 2.8%

                                             SHARES

Taxable Central Cash Fund (b)                721,876,086                          721,876
(Cost $721,876)

TOTAL INVESTMENT IN                                                             $ 26,056,647
SECURITIES - 100%
(Cost $20,773,370)

SECURITY TYPE ABBREVIATIONS
PIES   - Premium Income
         Equity Securities

PRIDES - Premium Redeemable
         Increased Dividend
         Equity Securities

QUIPS  - Quarterly Income
         Preferred Securities

LEGEND
(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.81%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $921,894,000 or 3.5% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:

SECURITY                    ACQUISTION DATE      ACQUISITION COST (000S)

Alliance Gaming Corp.       7/28/98               -

Mothers Work, Inc.          6/18/98              $ 21

Optel Communications Corp.  12/31/97             $ 506
warrants 12/29/04

Optel Communications Corp.  12/31/97 - 12/31/98  $ 8,140
15% 12/29/04

(h) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).

(i) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

 MOODY'S RATINGS           S&P RATINGS
Aaa, Aa, A 18.1%           AAA, AA, A 17.1%
Baa         6.6%           BBB         7.3%
Ba          1.4%           BB          1.3%
B           3.9%           B           4.0%
Caa         1.0%           CCC         0.8%
Ca, C       0.0%           CC, C       0.0%
                           D           0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.9%. FMR has determined that unrated debt securities that are lower quality account for 0.2% of the total value of investment in securities.

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $20,780,651,000. Net unrealized appreciation aggregated $5,275,996,000, of which $5,678,588,000 related to appreciated investment securities and $402,592,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                         JANUARY
                                          31, 1999

ASSETS

Investment in securities, at              $ 26,056,647
value (cost $20,773,370) -
See accompanying schedule

Cash                                       1,815

Receivable for investments                 199,494
sold

Receivable for fund shares                 34,939
sold

Dividends receivable                       22,418

Interest receivable                        107,358

Other receivables                          1,018

 TOTAL ASSETS                              26,423,689

LIABILITIES

Payable for investments        $ 134,692
purchased Regular delivery

 Delayed delivery               202,030

Payable for fund shares         67,020
redeemed

Accrued management fee          9,346

Other payables and accrued      5,104
expenses

 TOTAL LIABILITIES                         418,192

NET ASSETS                                $ 26,005,497

Net Assets consist of:

Paid in capital                           $ 20,433,904

Undistributed net investment               69,024
income

Accumulated undistributed net              219,278
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                5,283,291
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 1,284,732                 $ 26,005,497
shares outstanding

NET ASSET VALUE, offering                  $20.24
price and redemption price
per share ($26,005,497
(divided by) 1,284,732
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                       SIX
                                           MONTHS ENDED
                                           JANUARY 31, 1999

INVESTMENT INCOME                          $ 140,722
Dividends

Interest                                    327,853

 TOTAL INCOME                               468,575

EXPENSES

Management fee                   $ 53,067

Transfer agent fees               23,145

Accounting fees and expenses      489

Non-interested trustees'          64
compensation

Custodian fees and expenses       299

Registration fees                 520

Audit                             92

Legal                             78

Miscellaneous                     76

 Total expenses before            77,830
reductions

 Expense reductions               (2,149)   75,681

NET INVESTMENT INCOME                       392,894

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            450,994

 Foreign currency transactions    (111)     450,883

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            657,826

 Assets and liabilities in        (1)       657,825
foreign currencies

NET GAIN (LOSS)                             1,108,708

NET INCREASE (DECREASE) IN                 $ 1,501,602
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1998
                                 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 392,894                     $ 798,617
income

 Net realized gain (loss)         450,883                       2,253,079

 Change in net unrealized         657,825                       (223,880)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,501,602                     2,827,816
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (413,096)                     (794,054)
From net investment income

 From net realized gain           (1,843,505)                   (1,073,230)

 TOTAL DISTRIBUTIONS              (2,256,601)                   (1,867,284)

Share transactions Net            2,243,972                     4,338,239
proceeds from sales of shares

 Reinvestment of distributions    2,154,194                     1,786,916

 Cost of shares redeemed          (2,577,920)                   (4,472,056)

 NET INCREASE (DECREASE) IN       1,820,246                     1,653,099
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,065,247                     2,613,631
IN NET ASSETS

NET ASSETS

 Beginning of period              24,940,250                    22,326,619

 End of period (including        $ 26,005,497                  $ 24,940,250
undistributed net investment
income of $69,024 and
$89,226, respectively)

OTHER INFORMATION
Shares

 Sold                             115,443                       215,522

 Issued in reinvestment of        120,613                       91,754
distributions

 Redeemed                         (133,690)                     (221,223)

 Net increase (decrease)          102,366                       86,053



FINANCIAL HIGHLIGHTS
                                 SIX MONTHS ENDED
                                 JANUARY 31,         YEARS ENDED JULY 31,

                                 1999                 1998                  1997      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 21.09              $ 20.37               $ 17.34   $ 16.69   $ 15.93   $ 16.59
period

Income from Investment
Operations

 Net investment income              .31 D                .69 D                 .66 D     .64       .42       .46

 Net realized and                   .74                  1.68                  4.57      1.00      1.53      .88
unrealized gain    (loss)

 Total from investment              1.05                 2.37                  5.23      1.64      1.95      1.34
operations

Less Distributions

 From net investment income         (.34)                (.69)                 (.66)     (.55)     (.44)     (.51)

 From net realized gain             (1.56)               (.96)                 (1.54)    (.44)     (.75)     (1.49)

 Total distributions                (1.90)               (1.65)                (2.20)    (.99)     (1.19)    (2.00)

Net asset value, end of          $ 20.24              $ 21.09               $ 20.37   $ 17.34   $ 16.69   $ 15.93
period

TOTAL RETURN B, C                  6.34%                12.56%                33.63%    10.06%    13.03%    8.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 26,005             $ 24,940              $ 22,327  $ 16,699  $ 14,387  $ 10,899
(in millions)

Ratio of expenses to average      .65% A                  .64%                  .67%      .74%      .77%      .80%
net assets

Ratio of expenses to average      .63% A, E               .63% E                .66% E    .72% E    .77%      .79% E
net assets after expense
reductions

Ratio of net investment           3.26% A                 3.40%                 3.69%     3.44%     3.50%     4.00%
income to average net assets

Portfolio turnover rate           80% A                   84%                   80%       139%      76%       74%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Puritan Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, market discount, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $8,118,000 or 0.0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $9,414,535,000 and $9,397,748,000, respectively, of which U.S. government and government agency obligations aggregated
$2,795,773,000 and $2,667,529,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,003,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,565,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $25,000 and $559,000, respectively, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Puritan Trust and the Shareholders of
Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at January 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
March 12, 1999

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc. London, England
Fidelity Management & Research
(Far East) Inc. Tokyo, Japan
Fidelity Investments Money Management, Inc. (FIMM), Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Bettina Doulton, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

* INDEPENDENT TRUSTEES

PUR-SANN-0399  72342
1.700677.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH AND INCOME FUNDS
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Convertible Securities Fund
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Growth & Income Portfolio
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Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
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